UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/10

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND August 31, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.01%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	20,863,424	$198,620
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	23,875,836	177,875
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I(d)	20,033,924	207,752
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(e)	5,738,017	138,344
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(f)	3,794,284	24,966
Lord Abbett Investment Trust - Floating Rate Fund - Class I(g)	7,057,422	64,858
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	25,440,561	191,567
Lord Abbett Securities Trust - International Core Equity Fund - Class I(h)	5,799,739	61,709
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(i)	20,805,299	158,120

Total Investments in Underlying Funds (cost $1,352,419,358)		1,223,811

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.04%

Repurchase Agreement

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $515,000 of Federal Home Loan Bank at 0.25% due 1/28/2011; value: $515,000; proceeds: $500,698 (cost $500,698)	$501	501

Total Investments in Securities 100.05% (cost $1,352,920,056)		1,224,312

Liabilities in Excess of Other Assets (0.05%)		(642)

Net Assets 100.00%		$1,223,670

(a)	Affiliated issuers (see Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek current income and capital appreciation.
(e)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2010

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 96.77%

COMMON STOCKS 1.45%

Biotechnology 0.36%

Amgen, Inc.*	18	$918,720

Communications Equipment 0.22%

QUALCOMM, Inc.	15	574,650

Diversified Metals & Mining 0.16%

Vale SA ADR	15	403,925

Health Services 0.05%

CardioNet, Inc.*	30	131,400

Healthcare Equipment & Supplies 0.25%

Medtronic, Inc.	20	629,600

Miscellaneous: Media 0.08%

Interpublic Group of Cos., Inc. (The)*	25	213,250

Oil & Gas Products 0.23%

Devon Energy Corp.	10	602,800

Retail: Specialty 0.10%

Best Buy Co., Inc.	6	200,896
Charming Shoppes, Inc.*	20	67,400

Total		268,296

Total Common Stocks (cost $4,543,101)		3,742,641

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 70.97%

Aerospace & Defense 0.40%

L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$1,025	1,033,969

Airlines 1.25%

UAL Corp.	4.50%	6/30/2021	3,200	3,224,000

Auto Parts 0.89%

TRW Automotive, Inc.†	3.50%	12/1/2015	1,670	2,294,162

Autos 2.50%

Ford Motor Co.	4.25%	11/15/2016	4,620	6,433,350

Beverages 3.56%

Central European Distribution Corp. (Poland)(a)	3.00%	3/15/2013	5,590	4,940,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverages (continued)

Molson Coors Brewing Co.	2.50%	7/30/2013	$3,850	$4,225,375

Total				9,165,537

Biotechnology 5.32%

Amgen, Inc.	0.375%	2/1/2013	1,300	1,296,750
Human Genome Sciences, Inc.	2.25%	10/15/2011	2,350	4,594,250
Illumina, Inc.	0.625%	2/15/2014	420	830,025
Incyte Corp.†	4.75%	10/1/2015	2,225	3,657,344
Life Technologies Corp.	3.25%	6/15/2025	3,105	3,341,756

Total				13,720,125

Building Products 0.83%

Trex Co., Inc.	6.00%	7/1/2012	1,910	2,151,137

Commercial Services 0.64%

Fluor Corp.	1.50%	2/15/2024	1,025	1,651,531

Communications Equipment 1.59%

Alcatel-Lucent USA, Inc.	2.875%	6/15/2025	800	713,000
Ciena Corp.	0.25%	5/1/2013	1,250	1,084,375
Ciena Corp.†	4.00%	3/15/2015	2,380	2,290,750

Total				4,088,125

Computers & Peripherals 1.38%

NetApp, Inc.	1.75%	6/1/2013	1,500	2,070,000
SanDisk Corp.	1.00%	5/15/2013	1,600	1,476,000

Total				3,546,000

Containers & Packaging 0.62%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	1,675	1,597,531

Diversified Financials 2.98%

Affiliated Managers Group, Inc.	3.95%	8/15/2038	6,275	6,220,094
Euronet Worldwide, Inc.	3.50%	10/15/2025	1,500	1,456,875

Total				7,676,969

Diversified Metals & Mining 0.77%

Alcoa, Inc.	5.25%	3/15/2014	300	525,375
Patriot Coal Corp.	3.25%	5/31/2013	1,650	1,456,125

Total				1,981,500

e-Commerce 0.73%

priceline.com, Inc.†	1.25%	3/15/2015	1,600	1,884,000

Electronic Equipment & Instruments 0.52%

Teradyne, Inc.	4.50%	3/15/2014	750	1,343,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services 0.46%

Five Star Quality Care, Inc.	3.75%	10/15/2026	$1,320	$1,196,250

Healthcare Equipment & Supplies 4.16%

Beckman Coulter, Inc.	2.50%	12/15/2036	2,410	2,446,150
Fisher Scientific International, Inc.	3.25%	3/1/2024	1,850	2,169,125
Laboratory Corporation of America Holdings	Zero Coupon	9/11/2021	1,500	1,481,250
Medtronic, Inc.	1.625%	4/15/2013	2,750	2,767,187
NuVasive, Inc.	2.25%	3/15/2013	1,850	1,866,188

Total				10,729,900

Household Durables 0.92%

Stanley Black & Decker, Inc.	Zero Coupon	5/17/2012	2,200	2,365,000

Information Technology Services 0.67%

Alliance Data Systems Corp.	1.75%	8/1/2013	1,800	1,732,500

Insurance-Reinsurance 0.60%

Old Republic International Corp.	8.00%	5/15/2012	1,250	1,543,750

Insurance: Multi-Line 0.25%

PMI Group, Inc. (The)	4.50%	4/15/2020	800	643,000

Internet Software & Services 2.17%

Blackboard, Inc.	3.25%	7/1/2027	3,730	3,688,037
Concur Technologies, Inc.†	2.50%	4/15/2015	855	941,569
Symantec Corp.	0.75%	6/15/2011	975	972,563

Total				5,602,169

Leisure Facilities 0.64%

Carnival Corp.	2.00%	4/15/2021	600	633,000
MGM Resorts International†	4.25%	4/15/2015	1,220	1,009,550

Total				1,642,550

Leisure Products 1.00%

International Game Technology	3.25%	5/1/2014	2,335	2,565,581

Machinery 1.53%

Danaher Corp.	Zero Coupon	1/22/2021	700	742,000
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	1,700	3,191,750

Total				3,933,750

Miscellaneous: Energy 2.75%

Evergreen Energy, Inc.†	8.00%	8/1/2012	5,930	2,965,000
Suntech Power Holdings Co., Ltd. (China)(a)	3.00%	3/15/2013	2,900	2,450,500
Yingli Green Energy Holding Co., Ltd. (China)(a)	Zero Coupon	12/15/2012	1,450	1,678,375

Total				7,093,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Miscellaneous: Financial 0.54%

MF Global Holdings Ltd.	9.00%	6/20/2038	$1,250	$1,395,313

Miscellaneous: Industrials 0.37%

EnerSys (Zero Coupon after 6/1/2015)(b)	3.375%	6/1/2038	1,000	956,250

Miscellaneous: Transportation 0.25%

DryShips, Inc. (Greece)(a)	5.00%	12/1/2014	800	644,000

Oil & Gas Products 0.00%

NorthernStar Natural Gas, Inc.(c)	5.00%	5/15/2014	2,614	261

Oil Services 0.60%

Nabors Industries, Inc.	0.94%	5/15/2011	900	894,375
Transocean, Inc.	1.50%	12/15/2037	695	665,463

Total				1,559,838

Oil: Integrated 2.72%

Chesapeake Energy Corp.	2.75%	11/15/2035	2,500	2,306,250
Penn Virginia Corp.	4.50%	11/15/2012	4,250	4,127,812
Quicksilver Resources, Inc.	1.875%	11/1/2024	563	585,520

Total				7,019,582

Pharmaceuticals 5.47%

Allergan, Inc.	1.50%	4/1/2026	800	889,000
Biovail Corp. (Canada)†(a)	5.375%	8/1/2014	1,650	2,710,125
Gilead Sciences, Inc.	0.625%	5/1/2013	1,100	1,152,250
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	400	444,000
Teva Pharmaceutical Finance Co. BV (Israel)(a)	1.75%	2/1/2026	650	745,062
Teva Pharmaceutical Finance LLC (Israel)(a)	0.25%	2/1/2026	4,000	4,740,000
United Therapeutics Corp.	0.50%	10/15/2011	2,653	3,419,054

Total				14,099,491

Precious Metals 1.04%

Newmont Mining Corp.	3.00%	2/15/2012	1,910	2,681,162

Real Estate 5.46%

Boston Properties LP	3.75%	5/15/2036	1,775	1,936,969
ERP Operating LP	3.85%	8/15/2026	500	506,200
Health Care REIT, Inc.	4.75%	7/15/2027	950	1,040,250
Host Hotels & Resorts LP†	2.50%	10/15/2029	2,505	2,849,437
ProLogis	3.25%	3/15/2015	2,475	2,394,563
Rayonier TRS Holdings, Inc.	3.75%	10/15/2012	2,450	2,615,375
Vornado Realty LP	3.875%	4/15/2025	2,400	2,721,000

Total				14,063,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail: Specialty 1.62%

Best Buy Co., Inc.	2.25%	1/15/2022	$650	$674,375
Charming Shoppes, Inc.	1.125%	5/1/2014	4,360	3,493,450

Total				4,167,825

Semiconductors 5.97%

Intel Corp.	3.25%	8/1/2039	4,225	4,753,125
JDS Uniphase Corp.	1.00%	5/15/2026	400	367,500
Micron Technology, Inc.	1.875%	6/1/2014	5,000	4,331,250
ON Semiconductor Corp.	2.625%	12/15/2026	5,765	5,519,988
Xilinx, Inc.†	2.625%	6/15/2017	385	410,506

Total				15,382,369

Software: Applications & Systems 4.77%

EMC Corp.	1.75%	12/1/2011	3,900	4,772,625
Informatica Corp.	3.00%	3/15/2026	3,050	4,979,125
Microsoft Corp.†	Zero Coupon	6/15/2013	1,150	1,174,438
Nuance Communications, Inc.	2.75%	8/15/2027	1,092	1,146,600
salesforce.com, Inc.†	0.75%	1/15/2015	155	216,806

Total				12,289,594

Steel 1.32%

Steel Dynamics, Inc.	5.125%	6/15/2014	1,850	2,072,000
United States Steel Corp.	4.00%	5/15/2014	880	1,328,800

Total				3,400,800

Textiles & Apparel 1.08%

Iconix Brand Group, Inc.	1.875%	6/30/2012	2,900	2,784,000

Wireless Communications Services 0.63%

SBA Communications Corp.	4.00%	10/1/2014	1,205	1,629,763

Total Convertible Bonds (cost $174,626,071)				182,913,741

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 24.35%

Auto Parts 1.33%

Autoliv, Inc. (Sweden)(a)	8.00%		46	3,423,885

Autos 0.51%

Ford Motor Co Capital Trust II	6.50%		29	1,316,985

Banks: Diversified 2.58%

Fifth Third Bancorp	8.50%		20	2,445,000
Wells Fargo & Co.	7.50%		4	4,194,750

Total				6,639,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2010

Investments	Interest Rate	Shares (000)	Value
Communications Equipment 1.21%

Lucent Technologies Capital Trust I	7.75%	4	$3,115,406

Diversified Financials 3.98%

AMG Capital Trust I	5.10%	44	1,704,669
Bank of America Corp.	7.25%	4	3,705,000
Citigroup, Inc.	7.50%	42	4,841,235

Total			10,250,904

Foods 3.11%

Archer Daniels Midland Co.	6.25%	114	4,680,382
Bunge Ltd.	5.125%	6	3,349,031

Total			8,029,413

Health Services 0.35%

Healthsouth Corp.	6.50%	1	891,844

Insurance-Casualty 0.78%

XL Group plc	10.75%	75	2,019,422

Insurance: Multi-Line 0.61%

Hartford Financial Services Group, Inc. (The)	7.25%	70	1,568,000

Miscellaneous: Financial 0.24%

Vale Capital II	6.75%	8	633,907

Natural Gas Diversified 1.02%

El Paso Corp.	4.99%	2	2,621,881

Oil & Gas Products 1.35%

Apache Corp.	6.00%	65	3,494,390

Oil: Integrated 1.67%

Whiting Petroleum Corp.	6.25%	21	4,297,211

Pharmaceuticals 1.71%

Mylan, Inc.	6.50%	4	4,405,800

Railroads 0.93%

Kansas City Southern	5.125%	2	2,395,069

Utilities: Electric 2.97%

AES Trust III	6.75%	66	3,087,665
NextEra Energy, Inc.	8.375%	66	3,498,089
PPL Corp.	9.50%	19	1,080,340

Total			7,666,094

Total Convertible Preferred Stocks (cost $58,436,518)			62,769,961

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BOND 0.00%

Oil & Gas Products

NorthernStar Natural Gas, Inc. PIK(c) (cost $1,197,474)	5.00%	5/15/2014	$1,057	$106

Total Long-Term Investments (cost $238,803,164)				249,426,449

SHORT-TERM INVESTMENT 3.62%

Repurchase Agreement

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $9,250,000 of Federal National Mortgage Assoc. at 6.25% due 2/1/2011; value: $9,527,500; proceeds: $9,336,939 (cost $9,336,931)			9,337	9,336,931

Total Investments in Securities 100.39% (cost $248,140,095)				258,763,380

Liabilities in Excess of Other Assets (0.39%)				(1,011,101)

Net Assets 100.00%				$257,752,279

ADR American Depositary Receipt.

PIK Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	The notes will not bear any interest after the six-month period ending June 1, 2015, but will accrete principal beginning on June 1, 2015 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on June 1, 2015, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on, and including, the second trading day immediately preceding the first day of the applicable six-month period equals or excludes 130% of the accreted principal amount of the notes.
(c)	Defaulted security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 102.96%

ASSET-BACKED SECURITIES 11.22%

Automobiles 5.29%

Bank of America Auto Trust 2010-2 A2	0.91%	10/15/2012	$2,400	$2,407,278
BMW Vehicle Lease Trust 2009-1 A3	2.91%	3/15/2012	2,218	2,241,029
Capital Auto Receivables Asset Trust 2007-4A A3A	5.00%	12/15/2011	684	687,356
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.126%#	1/15/2013	1,610	1,617,362
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	130	129,865
CarMax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	65	65,199
CarMax Auto Owner Trust 2007-3 A3B	0.676%#	12/15/2011	166	166,095
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%	11/8/2011	2,345	2,350,360
Ford Credit Auto Lease Trust 2009-A A3†	3.71%	1/15/2014	1,500	1,525,310
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	157	158,505
Ford Credit Auto Owner Trust 2007-A A3B	0.306%#	8/15/2011	7	6,588
Ford Credit Auto Owner Trust 2008-B A3B	1.896%#	5/15/2012	1,014	1,019,259
Ford Credit Auto Owner Trust 2009-B A2	2.10%	11/15/2011	584	585,019
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%	5/15/2012	579	580,509
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%	7/15/2012	1,129	1,131,666
Harley-Davidson Motorcycle Trust 2009-3 A2	0.94%	4/15/2012	1,057	1,057,018
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%	10/15/2012	912	913,298
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	377	378,005
Honda Auto Receivables Owner Trust 2009-3 A2	1.50%	8/15/2011	765	765,599
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%	2/21/2012	2,490	2,492,014
Hyundai Auto Receivables Trust 2009-A A2	1.11%	2/15/2012	2,277	2,281,319
Nissan Auto Lease Trust 2009-A A3	2.92%	12/15/2011	2,420	2,445,764
Volkswagen Auto Lease Trust 2009-A A3	3.41%	4/16/2012	1,700	1,730,312
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%	5/21/2012	3,200	3,202,451

Total				29,937,180

Credit Cards 3.49%

American Express Issuance Trust 2005-1 A	0.306%#	8/15/2011	2,975	2,974,964
American Express Issuance Trust 2007-1 A	0.476%#	9/15/2011	1,299	1,299,228
Bank of America Credit Card Trust 2008-A5	1.476%#	12/16/2013	3,500	3,531,312
Capital One Multi-Asset Execution Trust 2003-A5	0.566%#	7/15/2013	4,775	4,775,218
Capital One Multi-Asset Execution Trust 2006-A4	0.316%#	12/16/2013	1,405	1,404,103
Chase Issuance Trust 2009-A7	0.726%#	9/17/2012	2,345	2,345,351
Discover Card Master Trust I 2003-4 A2	0.456%#	5/15/2013	1,500	1,500,015
Discover Card Master Trust I 2006-1 A2	0.326%#	8/16/2013	1,900	1,898,876

Total				19,729,067

Home Equity 0.08%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	486	460,482

Other 2.36%

CenterPoint Energy Transition Bond Co. LLC 2009-1 A2	3.46%	8/15/2019	2,325	2,499,278
Entergy Texas Restoration Fund LLC 2009-A A2	3.65%	8/1/2019	2,250	2,443,764
SLM Student Loan Trust 2006-2 A5	0.608%#	7/25/2025	2,600	2,487,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other (continued)

SLM Student Loan Trust 2006-6 A1	0.488%#	10/25/2018	$1,173	$1,172,224
SLM Student Loan Trust 2007-1 A2	0.498%#	1/25/2016	989	988,340
SLM Student Loan Trust 2008-3 A3	1.498%#	10/25/2021	1,020	1,034,371
SLM Student Loan Trust 2008-7 A1	0.898%#	10/27/2014	1,697	1,700,345
SLM Student Loan Trust 2008-8 A1	0.998%#	10/27/2014	1,051	1,053,909

Total				13,379,280

Total Asset-Backed Securities (cost $63,113,939)				63,506,009

CORPORATE BONDS 26.84%

Auto Parts: Original Equipment 0.13%

ITC Holdings Corp.†	5.50%	1/15/2020	675	749,295

Banks: Diversified 5.88%

Ally Financial, Inc.	1.75%	10/30/2012	1,910	1,952,675
Banco Espirito Santo Investimento de Brasil SA (Brazil)†(a)	5.625%	3/25/2015	200	203,668
Bank of America Corp.	2.10%	4/30/2012	4,700	4,818,929
Bank of America Corp.	5.625%	7/1/2020	2,185	2,255,270
Bank of America Corp.	7.375%	5/15/2014	610	696,914
Barclays Bank plc (United Kingdom)(a)	6.75%	5/22/2019	815	965,287
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%	2/4/2013	1,000	1,021,619
Citigroup, Inc.	8.50%	5/22/2019	900	1,102,268
Credit Suisse AG (Switzerland)(a)	5.40%	1/14/2020	950	1,001,985
Credit Suisse NY	5.30%	8/13/2019	930	1,023,699
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	1,400	1,416,509
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	362	390,364
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	1,768	1,828,121
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,369	1,443,012
JPMorgan Chase & Co.	6.30%	4/23/2019	998	1,148,863
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.75%	9/8/2020	1,350	1,340,415
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.50%	3/10/2014	1,970	2,132,635
Morgan Stanley	6.25%	8/28/2017	420	457,864
Morgan Stanley	6.625%	4/1/2018	1,776	1,954,611
Societe Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	5,150	5,523,869
Standard Chartered plc (United Kingdom)†(a)	3.85%	4/27/2015	335	346,733
Woori Bank (South Korea)†(a)	4.50%	10/7/2015	250	254,823

Total				33,280,133

Banks: Money Center 0.18%

1Malaysia Sukuk Global Berhad (Malaysia)†(a)	3.928%	6/4/2015	450	474,664
Eurasian Development Bank (Kazakhstan)†(a)	7.375%	9/29/2014	500	535,000

Total				1,009,664

Biotechnology Research & Production 0.19%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	1,010	1,088,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Brokers 0.34%

Raymond James Financial, Inc.	8.60%	8/15/2019	$1,596	$1,922,621

Business Services 0.34%

Expedia, Inc.	7.456%	8/15/2018	705	779,025
Hillenbrand, Inc.	5.50%	7/15/2020	1,120	1,176,015

Total				1,955,040

Chemicals 0.57%

Airgas, Inc.†	7.125%	10/1/2018	1,046	1,154,523
Incitec Pivot Finance LLC†	6.00%	12/10/2019	1,255	1,337,110
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	675	713,783

Total				3,205,416

Communications Technology 0.04%

American Tower Corp.	7.25%	5/15/2019	203	238,018

Computer Software 0.62%

BMC Software, Inc.	7.25%	6/1/2018	1,343	1,624,099
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	1,140	1,162,800
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	325	333,938
Intuit, Inc.	5.75%	3/15/2017	356	403,057

Total				3,523,894

Containers 0.09%

Pactiv Corp.	7.95%	12/15/2025	600	541,151

Copper 0.02%

Southern Copper Corp.	5.375%	4/16/2020	100	105,836

Diversified 0.16%

BHP Billiton Finance USA Ltd. (Australia)(a)	5.40%	3/29/2017	525	595,446
Voto-Votorantim Ltd.†	6.75%	4/5/2021	300	321,000

Total				916,446

Electric: Equipment/Components 0.10%

Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	500	558,227

Electric: Power 1.86%

Black Hills Corp.	6.50%	5/15/2013	2,007	2,188,750
CenterPoint Energy Houston Electric LLC	5.75%	1/15/2014	2,425	2,756,425
CenterPoint Energy Houston Electric LLC	7.00%	3/1/2014	1,005	1,191,891
Columbus Southern Power Co.	0.937%#	3/16/2012	720	720,868
Entergy Mississippi, Inc.	6.64%	7/1/2019	208	247,436
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,919	2,546,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)

Wisconsin Electric Power Co.	5.625%	5/15/2033	$750	$862,165

Total				10,513,852

Electrical: Household 0.19%

Legrand France SA (France)(a)	8.50%	2/15/2025	840	1,054,127

Electronics: Semi-Conductors/Components 0.53%

Agilent Technologies, Inc.	6.50%	11/1/2017	899	1,044,357
KLA-Tencor Corp.	6.90%	5/1/2018	1,675	1,931,997

Total				2,976,354

Energy Equipment & Services 0.50%

Cameron International Corp.	6.375%	7/15/2018	1,065	1,196,696
EQT Corp.	6.50%	4/1/2018	955	1,082,742
Kazatomprom (Kazakhstan)†(a)	6.25%	5/20/2015	500	533,750

Total				2,813,188

Fertilizers 0.22%

Potash Corp. of Saskatchewan, Inc. (Canada)(a)	5.25%	5/15/2014	1,130	1,259,202

Financial: Miscellaneous 0.20%

Cie de Financement Foncier (France)†(a)	2.125%	4/22/2013	800	810,751
Crown Castle Towers LLC†	3.214%	8/15/2015	300	304,116

Total				1,114,867

Financial Services 4.55%

Alta Wind Holdings LLC†	7.00%	6/30/2035	725	772,695
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	405	429,353
Bear Stearns Cos. LLC	7.25%	2/1/2018	2,017	2,449,118
Citigroup Funding, Inc.	1.875%	10/22/2012	3,245	3,326,135
Citigroup Funding, Inc.	2.25%	12/10/2012	1,030	1,065,129
EDP Finance BV (Netherlands)†(a)	4.90%	10/1/2019	500	463,428
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	1,855	1,859,934
FMR LLC†	6.45%	11/15/2039	975	1,039,624
General Electric Capital Corp.	2.00%	9/28/2012	4,750	4,881,623
General Electric Capital Corp.	6.875%	1/10/2039	3,799	4,461,652
Nomura Holdings, Inc. (Japan)(a)	6.70%	3/4/2020	663	758,550
Prudential Financial, Inc.	6.625%	6/21/2040	413	478,976
TD Ameritrade Holding Corp.	5.60%	12/1/2019	950	1,053,826
Volkswagen International Finance NV (Netherlands)†(a)	1.625%	8/12/2013	810	812,389
Waha Aerospace BV (Netherlands)†(a)	3.925%	7/28/2020	200	205,295
Western Union Co. (The)	6.20%	6/21/2040	1,042	1,179,058
Xstrata Finance Canada Ltd. (Canada)†(a)	5.80%	11/15/2016	470	514,235

Total				25,751,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care Products 0.14%

Biogen Idec, Inc.	6.875%	3/1/2018	$652	$768,446

Industrial Products 0.09%

Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	436	497,544

Insurance 0.88%

Aflac, Inc.	6.45%	8/15/2040	233	245,345
Aflac, Inc.	8.50%	5/15/2019	444	557,018
Fidelity National Financial, Inc.	6.60%	5/15/2017	437	450,036
Markel Corp.	7.125%	9/30/2019	1,312	1,507,756
MetLife, Inc.	5.875%	2/6/2041	175	191,573
MetLife, Inc.	6.817%	8/15/2018	872	1,040,895
Validus Holdings Ltd.	8.875%	1/26/2040	448	483,451
Willis North America, Inc.	7.00%	9/29/2019	475	524,819

Total				5,000,893

Investment Management Companies 0.26%

Lazard Group LLC	7.125%	5/15/2015	1,347	1,453,051

Leisure 0.13%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	605	724,146

Lodging 0.16%

Hyatt Hotels Corp.†	6.875%	8/15/2019	535	594,215
Wyndham Worldwide Corp.	7.375%	3/1/2020	280	296,647

Total				890,862

Machinery: Agricultural 0.41%

Lorillard Tobacco Co.	8.125%	6/23/2019	1,341	1,547,946
Lorillard Tobacco Co.	8.125%	5/1/2040	740	783,999

Total				2,331,945

Machinery: Oil Well Equipment & Services 0.28%

Pride International, Inc.	6.875%	8/15/2020	270	284,512
Pride International, Inc.	7.375%	7/15/2014	300	307,374
Pride International, Inc.	8.50%	6/15/2019	896	1,019,200

Total				1,611,086

Media 0.37%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	297	308,880
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	1,598	1,763,847

Total				2,072,727

Metals & Minerals: Miscellaneous 1.59%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	1,566	2,091,401
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	356	389,805
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	1,797	2,205,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Minerals: Miscellaneous (continued)

Teck Resources Ltd. (Canada)(a)	10.25%	5/15/2016	$626	$757,521
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	2,841	3,535,218

Total				8,979,890

Multi-Sector Companies 0.14%

General Electric Co.	5.00%	2/1/2013	750	813,261

Natural Gas 0.53%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	700	873,432
SEMCO Energy, Inc.†	5.15%	4/21/2020	410	448,947
Source Gas LLC†	5.90%	4/1/2017	886	885,787
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	280	281,050
Texas Eastern Transmission LP	7.30%	12/1/2010	500	507,701

Total				2,996,917

Oil 1.01%

Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	576	610,587
Halliburton Co.	6.15%	9/15/2019	169	200,474
Halliburton Co.	6.70%	9/15/2038	466	581,858
KazMunaiGaz Finance Sub BV (Netherlands)†(a)	7.00%	5/5/2020	200	215,000
NuStar Logistics LP	4.80%	9/1/2020	460	467,832
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	375	427,916
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	200	241,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	500	598,741
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,393	1,478,564
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	765	897,870

Total				5,719,842

Oil: Crude Producers 0.63%

Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	502	601,025
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,882	2,057,003
Southwestern Energy Co.	7.50%	2/1/2018	787	891,277

Total				3,549,305

Oil: Integrated Domestic 0.69%

El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	255	273,504
National Fuel Gas Co.	6.50%	4/15/2018	257	288,286
National Fuel Gas Co.	8.75%	5/1/2019	825	1,056,441
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	900	952,129
Rockies Express Pipeline LLC†	6.85%	7/15/2018	1,185	1,309,773

Total				3,880,133

Oil: Integrated International 0.11%

Questar Gas Co.	7.20%	4/1/2038	350	444,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated International (continued)

Questar Pipeline Co.	5.83%	2/1/2018	$150	$172,668

Total				617,560

Railroads 0.27%

Burlington Northern Santa Fe LLC	7.00%	2/1/2014	1,304	1,528,499

Real Estate Investment Trusts 0.28%

Digital Realty Trust LP†	5.875%	2/1/2020	775	823,031
Federal Realty Investment Trust	5.90%	4/1/2020	425	474,420
Tanger Properties LP	6.15%	11/15/2015	248	276,102

Total				1,573,553

Steel 0.65%

Allegheny Ludlum Corp.	6.95%	12/15/2025	165	169,237
Allegheny Technologies, Inc.	9.375%	6/1/2019	1,834	2,228,451
Valmont Industries, Inc.	6.625%	4/20/2020	1,254	1,298,053

Total				3,695,741

Telecommunications 0.09%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	365	399,675
Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	100	127,250

Total				526,925

Telecommunications Equipment 0.19%

Nokia OYJ (Finland)(a)	5.375%	5/15/2019	961	1,062,058

Tobacco 0.47%

Altria Group, Inc.	9.95%	11/10/2038	1,866	2,668,819

Transportation: Miscellaneous 0.45%

Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	2,510	2,575,212

Utilities: Electrical 0.31%

IPALCO Enterprises, Inc.†	7.25%	4/1/2016	460	483,000
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	566	605,198
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019	150	161,698
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	500	529,654

Total				1,779,550

Total Corporate Bonds (cost $142,109,993)				151,894,591

FOREIGN GOVERNMENT OBLIGATIONS 1.02%

Bahamas 0.09%

Commonwealth of Bahamas†(a)	6.95%	11/20/2029	463	496,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bahrain 0.07%

Kingdom of Bahrain†(a)	5.50%	3/31/2020	$384	$405,059

Barbados 0.06%

Republic of Barbados†(a)	7.00%	8/4/2022	350	365,644

Bermuda 0.06%

Republic of Bermuda†(a)	5.603%	7/20/2020	300	329,813

Brazil 0.07%

Federal Republic of Brazil(a)	5.625%	1/7/2041	350	379,750

Cayman Islands 0.10%

Cayman Islands Government†(a)	5.95%	11/24/2019	500	543,809

Lithuania 0.10%

Republic of Lithuania†(a)	6.75%	1/15/2015	550	599,440

Mexico 0.08%

United Mexican States(a)	5.875%	2/17/2014	404	452,076

Panama 0.04%

Republic of Panama(a)	6.70%	1/26/2036	175	213,500

Peru 0.04%

Republic of Peru(a)	6.55%	3/14/2037	200	239,000

Poland 0.15%

Republic of Poland(a)	3.875%	7/16/2015	265	274,311
Republic of Poland(a)	6.375%	7/15/2019	482	570,471

Total				844,782

Russia 0.16%

Russia Eurobonds†(a)	3.625%	4/29/2015	900	898,875

Total Foreign Government Obligations (cost $5,500,514)				5,767,950

GOVERNMENT SPONSORED ENTERPRISES BOND 0.53%

Federal Home Loan Mortgage Corp. (cost $3,006,235)	4.75%	11/17/2015	2,615	3,014,658

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.59%

Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	3,360	3,792,113
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	5,400	5,791,699
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	4,616	5,048,357
Federal National Mortgage Assoc. 2005-67 HD	5.50%	12/25/2030	2,577	2,704,349
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	2,850	2,993,213

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $19,192,684)				20,329,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.32%

Federal Home Loan Mortgage Corp.(b)	4.50%	TBA	$18,400	$19,302,741
Federal Home Loan Mortgage Corp.	4.933%#	7/1/2035	1,509	1,588,561
Federal Home Loan Mortgage Corp.(b)	5.00%	TBA	5,000	5,306,250
Federal Home Loan Mortgage Corp.	5.00%	12/1/2018	6,438	6,892,024
Federal Home Loan Mortgage Corp.	5.065%#	9/1/2035	3,333	3,556,885
Federal Home Loan Mortgage Corp.	5.718%#	11/1/2037	1,081	1,152,634
Federal Home Loan Mortgage Corp.	6.00%	10/1/2017	58	62,220
Federal Home Loan Mortgage Corp.(b)	6.00%	TBA	22,900	24,613,928
Federal National Mortgage Assoc.	4.47%#	10/1/2035	577	604,260
Federal National Mortgage Assoc.	4.91%	4/1/2016	1,428	1,608,437
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 1/1/2037	26,448	28,510,418
Federal National Mortgage Assoc.(b)	5.50%	TBA	9,000	9,624,375
Federal National Mortgage Assoc.	5.691%#	10/1/2038	858	920,423
Federal National Mortgage Assoc.	5.798%#	10/1/2036	763	809,588
Federal National Mortgage Assoc.	5.843%#	10/1/2036	248	263,827
Federal National Mortgage Assoc.	5.856%#	5/1/2036	161	169,832
Federal National Mortgage Assoc.	5.898%#	8/1/2036	298	313,959
Federal National Mortgage Assoc.	6.00%#	12/1/2036	418	443,116
Federal National Mortgage Assoc.(b)	6.00%	TBA	5,200	5,598,939
Federal National Mortgage Assoc.	6.00%	10/1/2038	8,386	9,091,121
Federal National Mortgage Assoc.	6.50%	1/1/2036	206	228,006

Total Government Sponsored Enterprises Pass-Throughs (cost $119,122,016)				120,661,544

MUNICIPAL BONDS 3.83%

Education 0.27%

Los Angeles CA Cmnty College Dist Build America Bds	6.60%	8/1/2042	500	557,805
Los Angeles CA Cmnty College Dist Build America Bds	6.75%	8/1/2049	385	435,527
PA Higher Edl Fac Auth Temple Univ Build America Bds	6.291%	4/1/2040	455	504,586

Total				1,497,918

General Obligation 0.12%

Philadelphia PA Sch Dist Build America Bds	6.765%	6/1/2040	635	676,446

Health Care 0.13%

CA Infrastr & Econ Dev Bk Build America Bds	6.486%	5/15/2049	630	701,864

Housing 0.29%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds	6.004%	1/15/2040	600	678,090
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	850	972,137

Total				1,650,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Revenue 0.62%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	$1,245	$1,403,003
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	670	726,977
FL Atlantic Univ Fin Corp Cap Impt Rev Build America Bds	7.589%	7/1/2037	400	437,916
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	865	943,378

Total				3,511,274

Sales Tax 0.45%

New York City NY Transnl Fin Auth Build America Bds	5.508%	8/1/2037	825	886,900
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	1,555	1,665,436

Total				2,552,336

Transportation 1.19%

Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	1,835	2,038,630
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	160	176,267
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	555	588,067
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	1,470	1,544,235
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	695	757,543
OH St Hwy Impt Build America Bds Ser M	4.874%	5/1/2024	435	466,155
OH St Hwy Impt Build America Bds Ser M	4.944%	5/1/2025	200	214,566
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	427	484,478
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	420	488,683

Total				6,758,624

Utilities 0.76%

East Baton Rouge LA Swr Commn Build America Bds	6.087%	2/1/2045	540	559,402
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	630	695,652
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	1,275	1,262,658
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	905	1,025,383
Sacramento CA Muni Util Dist Build America Bds Ser W	6.156%	5/15/2036	270	287,418
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	415	468,610

Total				4,299,123

Total Municipal Bonds (cost $20,007,408)				21,647,812

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.79%

Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	1,840	1,918,934
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	859	868,974
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	32	31,821
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	1,321	1,431,433
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	935	1,019,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%	9/10/2047	$214	$214,344
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	1,988	1,997,176
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	1,875	2,060,517
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	158	159,058
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	1,834	1,834,440
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.296%#	10/12/2042	2,050	2,269,477
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.678%#	4/12/2038	1,026	1,039,248
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%	10/12/2041	1,480	1,626,547
Credit Suisse Mortgage Capital 2006-C1 A2	5.512%	2/15/2039	2,163	2,250,986
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	1,862	1,946,114
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	1,830	1,937,090
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	476	475,854
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	8/15/2038	1,260	1,366,220
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%	10/14/2022	1,772	1,869,418
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	950	1,025,979
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	51	52,045
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	734	743,272
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.514%#	3/10/2044	1,936	1,947,341
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.514%#	3/10/2044	1,150	1,260,013
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A1	4.154%	7/10/2039	91	92,617
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	685	725,958
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	771	783,946
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2,535	2,660,643
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	1,039	1,087,023
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.659%#	5/10/2040	1,820	1,990,917
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	1,232	1,232,077
GS Mortgage Securities Corp. 2010-C1	4.592%	8/10/2043	1,100	1,182,997
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	1,099	1,115,341
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,500	1,585,503
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	1,500	1,602,053
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,659	1,702,627
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	2,175	2,348,075
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%	10/15/2042	134	133,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	$594	$598,620
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	58	58,427
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	2,160	2,350,628
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%	7/12/2034	1,970	2,086,656
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%	7/12/2038	1,104	1,176,722
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.393%#	11/12/2037	548	551,023
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	692	711,591
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	473	496,541
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	486	485,443
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	47	46,939
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1,919	1,938,992
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	25	25,149
Morgan Stanley Capital I 2005-HQ7 AAB	5.353%#	11/14/2042	1,360	1,450,316
Morgan Stanley Capital I 2006-HQ8 A2	5.374%	3/12/2044	934	940,932
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	1,364	1,375,078
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	2,000	2,098,210
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	355	376,631
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	1,093	1,096,318
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	1,305	1,406,425
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	948	999,461
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	244	243,656
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.374%#	10/15/2044	2,060	2,268,913

Total Non-Agency Commercial Mortgage-Backed Securities (cost $68,850,522)				72,372,110

U.S. TREASURY OBLIGATIONS 21.82%

U.S. Treasury Bond	4.375%	5/15/2040	6,472	7,468,080
U.S. Treasury Note	0.75%	8/15/2013	2,556	2,559,594
U.S. Treasury Note	1.25%	8/31/2015	7,737	7,704,358
U.S. Treasury Note	1.375%	1/15/2013	16,218	16,523,352
U.S. Treasury Note	1.75%	4/15/2013	15,399	15,848,913
U.S. Treasury Note	1.75%	7/31/2015	5,484	5,599,690
U.S. Treasury Note	2.125%	5/31/2015	12,485	12,983,489
U.S. Treasury Note	2.375%	10/31/2014	19,636	20,654,617
U.S. Treasury Note	2.625%	8/15/2020	2,657	2,691,459
U.S. Treasury Note	3.00%	2/28/2017	13,357	14,319,118
U.S. Treasury Note	3.25%	3/31/2017	9,025	9,816,095
U.S. Treasury Strips	Zero Coupon	11/15/2027	12,937	7,266,208

Total U.S. Treasury Obligations (cost $118,841,462)				123,434,973

Total Long-Term Investments (cost $559,744,773)				582,629,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2010

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 6.40%

Repurchase Agreements

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $275,000 of Federal National Mortgage Assoc. at 0.12% due 1/25/2011; value: $274,656; proceeds: $266,499	$266	$266,499
Repurchase Agreement dated 8/31/2010, 0.23% due 9/1/2010 with JPMorgan Chase & Co. collateralized by $35,894,000 of Federal National Mortgage Assoc. at 2.25% due 3/2/2017; value: $36,295,564; proceeds: $35,937,230	35,937	35,937,000

Total Short-Term Investments (cost $36,203,499)		36,203,499

Total Investments in Securities 109.36% (cost $595,948,272)		618,832,877

Liabilities in Excess of Other Assets (9.36%)		(52,949,554)

Net Assets 100.00%		$565,883,323

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2010.
(a)	Foreign security traded in U.S. dollars.
(b)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND August 31, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.98%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	2,042,507	$19,445
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(c)	1,069,242	25,779
Lord Abbett Developing Growth Fund, Inc. - Class I*(d)	395,435	6,623
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I(b)	1,217,058	12,791
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(e)	711,522	12,765
Lord Abbett Securities Trust - International Core Equity Fund - Class I(f)	1,503,853	16,001
Lord Abbett Securities Trust - International Opportunities Fund - Class I(g)	966,935	10,859
Lord Abbett Stock Appreciation Fund - Class I*(h)	2,658,585	12,894
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(g)	1,015,770	12,951

Total Investments in Underlying Funds (cost $134,287,298)		130,108

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.11%

Repurchase Agreement

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $155,000 of Federal Home Loan Mortgage Corp. at 0.12% due 1/25/2011; value: $154,806; proceeds: $150,990 (cost $150,990)	$151	$151

Total Investments in Securities 100.09% (cost $134,438,288)		130,259

Liabilities in Excess of Other Assets (0.09%)		(123)

Net Assets 100.00%		$130,136

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED INCOME STRATEGY FUND August 31, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.69%

Lord Abbett Bond Debenture Fund, Inc. - Class I(b)	4,006,568	$29,849
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I(c)	5,290,039	54,858
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(d)	691,436	4,549
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e)	1,076,909	9,897
Lord Abbett Investment Trust - High Yield Fund - Class I(b)	11,825,109	89,043
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(f)	1,464,624	11,131
Lord Abbett Investment Trust - Total Return Fund - Class I(g)	1,943,314	22,095

Total Investments in Underlying Funds (cost $222,105,561)		221,422

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.20%

Repurchase Agreement

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $450,000 of Federal National Mortgage Assoc. at 6.25% due 2/1/2011; value: $463,500; proceeds: $452,614; (cost $452,614)	$453	$453

Total Investments in Securities 99.89% (cost $222,558,175)		221,875

Other Assets in Excess of Liabilities 0.11%		240

Net Assets 100.00%		$222,115

(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.92%

CORPORATE BONDS 7.38%

Aerospace 0.16%

GeoEye, Inc.	9.625%	10/1/2015	$1,000	$1,081,250
United Air Lines, Inc.†	9.875%	8/1/2013	2,200	2,348,500

Total				3,429,750

Chemicals 0.38%

CF Industries, Inc.	7.125%	5/1/2020	600	645,000
Chemtura Corp.†	7.875%	9/1/2018	500	511,875
DuPont Fabros Technology LP	8.50%	12/15/2017	1,500	1,593,750
Lyondell Chemical Co.†	8.00%	11/1/2017	5,000	5,381,250

Total				8,131,875

Consumer Non-Durables 0.14%

Belden, Inc.	7.00%	3/15/2017	1,000	1,010,000
Hanesbrands, Inc.	4.121%#	12/15/2014	2,000	1,910,000

Total				2,920,000

Energy 0.42%

Chesapeake Energy Corp.	6.625%	8/15/2020	650	655,688
CONSOL Energy, Inc.†	8.00%	4/1/2017	2,150	2,279,000
El Paso Corp.	8.25%	2/15/2016	250	273,750
El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	800	858,053
Forest Oil Corp.	8.50%	2/15/2014	250	266,875
Hornbeck Offshore Services, Inc.	8.00%	9/1/2017	500	472,500
Inergy LP/Inergy Finance Corp.	8.25%	3/1/2016	250	263,438
MarkWest Energy Partners LP	6.875%	11/1/2014	1,000	1,015,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	525	532,875
Pride International, Inc.	6.875%	8/15/2020	250	263,438
QEP Resources, Inc.	6.875%	3/1/2021	725	759,437
Quicksilver Resources, Inc.	8.25%	8/1/2015	250	256,250
SEMCO Energy, Inc.†	5.15%	4/21/2020	1,000	1,094,993

Total				8,991,297

Financial 0.80%

Ally Financial, Inc.†	8.30%	2/12/2015	1,175	1,224,938
CIT Group, Inc.	7.00%	5/1/2016	1,500	1,432,500
Equinox Holdings, Inc.†	9.50%	2/1/2016	1,800	1,809,000
International Lease Finance Corp.†	7.125%	9/1/2018	1,500	1,541,250
International Lease Finance Corp.†	8.625%	9/15/2015	2,050	2,067,937
International Lease Finance Corp.†	8.75%	3/15/2017	3,050	3,084,312
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	2,000	1,940,000
Provident Funding Associates†	10.25%	4/15/2017	1,000	1,022,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.75%	10/15/2016	1,500	1,518,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial (continued)

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	$1,500	$1,447,500

Total				17,088,687

Food/Tobacco 0.23%

Bumble Bee Foods LLC†	7.75%	12/15/2015	1,350	1,431,000
Del Monte Corp.	7.50%	10/15/2019	250	266,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Co.†	8.25%	9/1/2017	1,000	993,750
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	2,150	2,230,060

Total				4,921,060

Forest Products/Containers 0.04%

Georgia-Pacific LLC†	8.25%	5/1/2016	250	275,000
Graham Packaging Co. LP/GPC Capital Corp. I†	8.25%	1/1/2017	500	496,250
Rock-Tenn Co.	9.25%	3/15/2016	125	137,813

Total				909,063

Gaming/Leisure 0.24%

Ameristar Casinos, Inc.	9.25%	6/1/2014	250	266,250
Belo Corp.	8.00%	11/15/2016	200	213,000
Boyd Gaming Corp.	7.125%	2/1/2016	500	422,500
Easton-Bell Sports, Inc.	9.75%	12/1/2016	500	531,250
FelCor Lodging LP	10.00%	10/1/2014	300	321,750
Marina District Finance Co., Inc.†	9.875%	8/15/2018	450	451,125
MGM Resorts International†	9.00%	3/15/2020	250	260,625
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	400	404,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	375	348,750
Scientific Games International, Inc.	9.25%	6/15/2019	500	532,500
WMG Acquisition Corp.	9.50%	6/15/2016	500	525,000
Wynn Las Vegas LLC/Capital Corp.†	7.875%	11/1/2017	750	774,375

Total				5,051,125

Healthcare 0.40%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	50	50,313
Capella Healthcare, Inc.†	9.25%	7/1/2017	175	181,562
HCA, Inc.	7.875%	2/15/2020	2,650	2,868,625
HCA, Inc.	9.875%	2/15/2017	250	274,375
Life Technologies Corp.	4.40%	3/1/2015	1,200	1,271,959
Mylan, Inc.†	7.625%	7/15/2017	1,000	1,037,500
Mylan, Inc.†	7.875%	7/15/2020	1,000	1,047,500
Select Medical Corp.	7.625%	2/1/2015	500	473,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	1,325	1,306,781

Total				8,512,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Housing 0.23%

Beazer Homes USA, Inc.	6.50%	11/15/2013	$500	$465,000
Building Materials Corp. of America†	7.50%	3/15/2020	3,000	2,977,500
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	1,000	975,000
KB Home	9.10%	9/15/2017	450	456,750

Total				4,874,250

Information Technology 0.39%

Advanced Micro Devices, Inc.†	7.75%	8/1/2020	350	348,250
Equinix, Inc.	8.125%	3/1/2018	800	840,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	2,000	2,015,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	2,400	2,484,000
NXP BV LLC (Netherlands)(a)	9.50%	10/15/2015	500	487,500
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018	250	258,750
Seagate HDD Cayman†	6.875%	5/1/2020	2,000	1,970,000

Total				8,403,500

Manufacturing 0.54%

Actuant Corp.	6.875%	6/15/2017	500	506,250
Amsted Industries, Inc.†	8.125%	3/15/2018	1,000	1,036,250
Gardner Denver, Inc.	8.00%	5/1/2013	1,500	1,535,625
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	2,500	2,581,250
Mueller Water Products, Inc.	7.375%	6/1/2017	1,000	847,500
Park-Ohio Industries, Inc.	8.375%	11/15/2014	892	851,860
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	3,100	3,138,750
SPX Corp.†	6.875%	9/1/2017	1,000	1,035,000

Total				11,532,485

Media/Telecommunications 1.85%

Allbritton Communications Co.	8.00%	5/15/2018	2,950	2,920,500
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	2,450	2,499,000
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	1,550	1,592,625
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	500	547,500
CCO Holdings LLC/CCO Holdings Capital Corp.†	8.125%	4/30/2020	1,000	1,057,500
Cellco Partnership/Verizon Wireless Capital LLC	8.50%	11/15/2018	475	641,613
Cincinnati Bell, Inc.	8.75%	3/15/2018	300	288,000
Cinemark USA, Inc.	8.625%	6/15/2019	1,750	1,841,875
CSC Holdings LLC	8.50%	4/15/2014	250	274,375
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	2,000	2,087,500
DigitalGlobe, Inc.	10.50%	5/1/2014	250	274,375
Discovery Communications LLC	5.625%	8/15/2019	500	564,020
Entravision Communications Corp.†	8.75%	8/1/2017	175	175,875
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	500	513,125
Gray Television, Inc.	10.50%	6/29/2015	1,650	1,596,375
Hughes Network Systems LLC	9.50%	4/15/2014	500	518,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)

Hughes Network Systems LLC	9.50%	4/15/2014	$500	$518,750
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	250	258,125
Lamar Media Corp.†	7.875%	4/15/2018	725	751,281
LIN Television Corp.†	8.375%	4/15/2018	1,000	1,026,250
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	3,450	3,346,500
Mediacom Broadband LLC	8.50%	10/15/2015	4,005	3,994,988
Mediacom Communications Corp.	9.125%	8/15/2019	1,000	1,005,000
Nextel Communications, Inc.	6.875%	10/31/2013	500	501,250
Qwest Communications International, Inc.†	8.00%	10/1/2015	500	540,000
Regal Entertainment Group	9.125%	8/15/2018	160	164,800
Salem Communications Corp.	9.625%	12/15/2016	1,883	1,970,089
SBA Telecommunications, Inc.	8.25%	8/15/2019	250	272,500
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	2,500	2,506,250
Sprint Nextel Corp.	8.375%	8/15/2017	500	518,750
Universal City Development Partners Ltd.†	8.875%	11/15/2015	775	790,500
Univision Communications, Inc. PIK†	9.75%	3/15/2015	526	450,777
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	500	547,500
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	400	442,000
Wind Acquisition Finance SA (Italy)†(a)	12.00%	12/1/2015	750	795,000
Windstream Corp.	7.00%	3/15/2019	1,000	975,000
XM Satellite Radio, Inc.†	11.25%	6/15/2013	500	547,500

Total				39,315,818

Metals/Minerals 0.35%

AK Steel Corp.	7.625%	5/15/2020	675	683,438
Algoma Acquisition Corp. (Canada)(a)†	9.875%	6/15/2015	250	220,000
Arch Coal, Inc.	7.25%	10/1/2020	200	204,000
Arch Coal, Inc.	8.75%	8/1/2016	1,000	1,087,500
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	500	547,479
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	2,000	1,985,000
Teck Resources Ltd. (Canada)(a)	9.75%	5/15/2014	272	337,269
United States Steel Corp.	7.375%	4/1/2020	1,000	1,017,500
Valmont Industries, Inc.	6.625%	4/20/2020	1,250	1,293,912

Total				7,376,098

Retail 0.35%

Ingles Markets, Inc.	8.875%	5/15/2017	1,000	1,051,250
Levi Strauss & Co.	8.875%	4/1/2016	1,000	1,057,500
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,050,000
QVC, Inc.†	7.125%	4/15/2017	1,350	1,380,375
QVC, Inc.†	7.375%	10/15/2020	1,350	1,377,000
Toys “R” Us Property Co. II LLC†	8.50%	12/1/2017	1,500	1,567,500

Total				7,483,625

Service 0.23%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.625%	3/15/2018	250	262,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Service (continued)

Corrections Corp. of America	7.75%	6/1/2017	$500	$533,750
Fidelity National Information Services, Inc.†	7.625%	7/15/2017	400	419,000
Fidelity National Information Services, Inc.†	7.875%	7/15/2020	350	369,250
First Data Corp.†	8.875%	8/15/2020	2,000	2,015,000
PHH Corp.†	9.25%	3/1/2016	140	142,275
Travelport LLC/Travelport, Inc.†	9.00%	3/1/2016	1,100	1,091,750

Total				4,833,525

Transportation 0.30%

Cooper-Standard Automotive, Inc.†	8.50%	5/1/2018	1,415	1,453,912
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	250	278,750
Navistar International Corp.	8.25%	11/1/2021	700	736,750
Oshkosh Corp.	8.50%	3/1/2020	1,000	1,067,500
Stanadyne Corp.	10.00%	8/15/2014	1,000	950,000
TRW Automotive, Inc.†	7.25%	3/15/2017	1,000	1,027,500
TRW Automotive, Inc.†	8.875%	12/1/2017	800	859,000

Total				6,373,412

Utility 0.33%

Calpine Corp.†	7.25%	10/15/2017	5,003	5,015,507
Continental Resources, Inc.†	7.375%	10/1/2020	500	507,500
Continental Resources, Inc.	8.25%	10/1/2019	500	535,625
Dynegy Holdings, Inc.	8.375%	5/1/2016	500	376,250
NRG Energy, Inc.	7.25%	2/1/2014	500	511,250

Total				6,946,132

Total Corporate Bonds (cost $152,250,079)				157,094,067

FLOATING RATE LOANS(b) 89.54%

Aerospace 1.83%

Delta Air Lines, Inc. Secured Term Loan	8.75%	9/27/2013	4,875	4,932,968
DynCorp International LLC Term Loan B	6.25%	7/5/2016	20,500	20,397,500
Hawker Beechcraft Acquisition Co. LLC Letter of Credit	2.633%	3/26/2014	112	89,758
Hawker Beechcraft Acquisition Co. LLC Term Loan	2.26% - 2.533%	3/26/2014	1,878	1,505,241
Hawker Beechcraft Acquisition Co. LLC Term Loan	10.50%	3/26/2014	496	493,924
TASC, Inc. Term Loan A	5.50%	12/18/2014	817	820,404
TASC, Inc. Term Loan B	5.75%	12/18/2015	5,811	5,838,645
TransDigm Group, Inc. Term Loan	2.538%	6/23/2013	2,250	2,195,759
United Air Lines, Inc. Term Loan B	2.313%	2/3/2014	2,978	2,711,213

Total				38,985,412

Chemicals 4.13%

Celanese Holdings LLC Dollar Term Loan	2.034%	4/2/2014	2,711	2,595,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals (continued)

CF Industries, Inc. Term Loan B1	4.50%	4/6/2015	$14,019	$14,122,462
Chemtura Debtor in Possession Term Loan	6.00%	2/11/2011	10,000	9,993,750
Chemtura Exit Term Loan B	5.50%	8/11/2016	15,560	15,657,250
Hexion Specialty Chemicals, Inc. Extended Term Loan C1	4.313%	5/5/2015	2,390	2,292,100
Hexion Specialty Chemicals, Inc. Extended Term Loan C2	4.313%	5/5/2015	1,028	985,817
Hexion Specialty Chemicals, Inc. Extended Term Loan C4	4.125% - 4.188%	5/5/2015	1,456	1,394,112
Huntsman International LLC Term Loan C	2.51% - 2.651%	6/30/2016	748	714,221
INEOS U.S. Intermediate Finance LLC Term Loan B2	7.501%	12/16/2013	2,368	2,356,254
INEOS U.S. Intermediate Finance LLC Term Loan C2	8.001%	12/16/2014	2,707	2,693,622
Lyondell Chemical Co. Exit Term Loan	5.50%	4/8/2016	13,662	13,790,841
Momentive Performance Materials, Inc. Term Loan B	2.563%	12/4/2013	2,982	2,817,957
Nalco Co. Term Loan	6.50%	5/13/2016	2,465	2,479,944
Rockwood Specialties Group, Inc. Term Loan H	6.00%	5/15/2014	5,827	5,840,653
Solutia, Inc. Term Loan B	4.75%	3/17/2017	10,175	10,204,708

Total				87,938,982

Consumer Non-Durables 2.70%

Hanesbrands, Inc. Term Loan	5.25%	12/10/2015	8,185	8,274,368
Hoffmaster Group, Inc. Term Loan B	7.00% - 7.25%	5/12/2016	5,217	5,093,279
Jarden Corp. Term Loan B4	3.783%	1/26/2015	1,418	1,412,809
Levi Strauss & Co. Term Loan	2.512%	3/27/2014	1,935	1,772,944
Phillips-Van Heusen Corp. Term Loan B	4.75%	5/6/2016	14,116	14,224,119
Reynolds Group Holdings, Inc. Dollar Term Loan	6.25%	5/5/2016	12,136	12,118,046
Reynolds Group Holdings, Inc. Incremental Term Loan	5.75%	5/5/2016	6,000	5,976,252
Sensus Metering Systems, Inc. Term Loan B3	7.00%	6/3/2013	6,570	6,602,586
Visant Corp. Term Loan C	2.286%	10/4/2011	2,000	1,979,000

Total				57,453,403

Energy 0.54%

CGGVeritas Services, Inc. Term Loan B	4.50%	1/12/2014	1,461	1,422,647
Dresser, Inc. 2nd Lien Term Loan	6.112%	5/4/2015	5,500	5,298,909
Dresser, Inc. Term Loan	2.612%	5/4/2014	3,854	3,665,749
Targa Resources, Inc. Term Loan	5.75%	7/5/2016	1,075	1,075,903

Total				11,463,208

Financial 6.10%

Alliant Holdings I, Inc. Term Loan B	3.533%	8/21/2014	4,880	4,684,439
American General Finance Corp. Term Loan B	7.25%	4/21/2015	28,500	28,250,625
AWAS Capital, Inc. New 1st Lien Term Loan	7.75%	5/12/2016	3,600	3,636,000
CIT Group, Inc. Term Loan 3	6.25%	8/11/2015	18,467	18,461,947
Delos Aircraft, Inc. Term Loan B2	7.00%	3/17/2016	7,139	7,203,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial (continued)

Green Tree Credit Solutions Term Loan B	8.00%	12/18/2015	$10,465	$10,150,753
HUB International Holdings, Inc. Term Loan B	6.75%	6/13/2014	3,970	3,915,413
International Lease Finance Corp. Term Loan B1	6.75%	3/17/2015	22,736	22,981,872
Munder Capital Management Term Loan	6.00%	3/22/2015	1,875	1,884,375
Nuveen Investments, Inc. 1st Lien Term Loan	3.481% - 3.533%	11/13/2014	20,359	18,052,606
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	1,375	1,483,625
Royalty Pharma Finance Trust Term Loan B	2.783%	4/16/2013	4,562	4,505,268
USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	2,481	2,413,016
USI Holdings Corp. Term Loan	3.29%	5/5/2014	2,471	2,276,143

Total				129,899,460

Food/Tobacco 3.32%

ARAMARK Corp. Synthetic Letter of Credit	2.073%	1/27/2014	67	63,908
ARAMARK Corp. Term Loan	2.408%	1/27/2014	1,839	1,745,475
Dave & Buster’s, Inc. New Term Loan	6.00%	6/1/2016	3,591	3,573,045
Dean Foods Co. Extended Term Loan B1	3.54%	4/2/2016	2,494	2,400,845
Dole Food Co., Inc. Term Loan B	5.00% - 5.50%	3/2/2017	5,722	5,752,700
Dole Food Co., Inc. Term Loan C	5.00% - 5.50%	3/2/2017	14,212	14,288,268
Pinnacle Foods Group, Inc. Term Loan B	2.812%	4/2/2014	1,382	1,315,407
Pinnacle Foods Group, Inc. Term Loan D	6.00%	4/2/2014	9,000	9,040,500
Savers, Inc. Term Loan B	5.75%	3/11/2016	6,983	7,017,413
SUPERVALU, INC. Extended Term Loan B2	3.01%	10/5/2015	577	557,133
SUPERVALU, INC. Term Loan B1	1.51%	6/1/2012	326	314,513
Wendy’s/Arby’s Restaurants LLC Term Loan B	5.00%	5/24/2017	13,800	13,846,575
Wm. Bolthouse Farms, Inc. 1st Lien Term Loan	5.50%	2/11/2016	4,788	4,784,984
Wm. Bolthouse Farms, Inc. 2nd Lien Term Loan	9.50%	8/11/2016	6,000	6,003,750

Total				70,704,516

Forest Products/Containers 2.58%

Anchor Glass Container Corp. 1st Lien Term Loan	6.00%	3/2/2016	8,118	8,061,979
Anchor Glass Container Corp. 2nd Lien Term Loan	10.00%	9/2/2016	2,000	1,970,000
BWAY Corp. New Term Loan B	5.50% - 6.00%	6/16/2017	8,229	8,249,143
BWAY Corp. New Term Loan C	5.50% - 6.00%	6/16/2017	771	773,357
Georgia-Pacific LLC New Term Loan C	3.783% - 3.787%	12/23/2014	5,343	5,328,835
Graham Packaging Co. LP Term Loan C	6.75%	4/5/2014	5,230	5,278,395
Graphic Packaging International, Inc. Term Loan C	3.276% - 3.283%	5/16/2014	6,740	6,641,231
Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B	6.75%	2/22/2016	18,600	18,711,265

Total				55,014,205

Gaming/Leisure 3.62%

24 Hour Fitness Worldwide, Inc. New Term Loan	6.75%	4/22/2016	10,400	9,730,500
Ameristar Casinos, Inc. Initial Term Loan	3.516%	11/10/2012	4,974	4,951,163
CCM Merger, Inc. Term Loan B	8.50%	7/13/2012	4,381	4,353,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming/Leisure (continued)

Green Valley Ranch Gaming LLC 1st Lien Term Loan B(c)	Zero Coupon	2/16/2014	$1,987	$1,500,264
Green Valley Ranch Gaming LLC 2nd Lien Term Loan(c)	Zero Coupon	8/16/2014	1,000	45,000
Harrah’s Operating Co., Inc. Incremental Term Loan B4	9.50%	10/31/2016	3,980	4,075,353
Harrah’s Operating Co., Inc. Term Loan B1	3.498%	1/28/2015	2,000	1,718,376
Harrah’s Operating Co., Inc. Term Loan B2	3.498%	1/28/2015	3,229	2,780,199
Harrah’s Operating Co., Inc. Term Loan B3	3.498% - 3.533%	1/28/2015	3,978	3,412,059
IMG Worldwide, Inc. Term Loan B	7.25%	6/11/2015	13,500	13,196,250
Isle of Capri Casinos, Inc. Delayed Draw Term Loan A	5.00%	11/25/2013	801	764,187
Isle of Capri Casinos, Inc. Delayed Draw Term Loan B	5.00%	11/25/2013	910	868,878
Isle of Capri Casinos, Inc. Term Loan B	5.00%	11/25/2013	2,276	2,172,194
Las Vegas Sands LLC Extended Delayed Draw Term Loan	3.01%	11/23/2016	1,317	1,197,020
Las Vegas Sands LLC Extended Term Loan B	3.01%	11/23/2016	6,519	5,933,342
MGM Mirage Term Loan D	6.00%	10/3/2011	2,000	1,936,666
MGM Mirage Term Loan E	7.00%	2/21/2014	800	683,778
Penn National Gaming, Inc. Term Loan B	2.01% - 2.24%	10/3/2012	1,000	978,498
SW Acquisition Co., Inc. Term Loan	5.75%	6/1/2016	13,955	13,990,938
Town Sports International, Inc. Term Loan	2.375%	2/27/2014	3,019	2,784,684

Total				77,072,489

Healthcare 9.61%

Alliance Healthcare Services, Inc. Term Loan B	5.50%	6/1/2016	6,970	6,874,150
Aveta Holdings LLC Term Loan	8.00%	4/14/2015	4,416	4,313,514
Aveta Holdings LLC Term Loan	8.00%	4/14/2015	4,416	4,313,514
Bausch & Lomb, Inc. Delayed Draw Term Loan	3.51%	4/24/2015	2,551	2,449,980
Bausch & Lomb, Inc. Term Loan	3.51% - 3.783%	4/24/2015	10,531	10,115,487
Biomet, Inc. Term Loan B	3.26% - 3.538%	3/25/2015	16,469	15,952,183
Butler Animal Health Supply LLC Term Loan	5.50%	12/31/2015	2,239	2,241,548
Catalent Pharma Solutions Dollar Term Loan	2.51%	4/10/2014	1,476	1,334,216
Community Health Systems, Inc. Delayed Draw Term Loan	2.549%	7/25/2014	874	825,987
Community Health Systems, Inc. Term Loan	2.51% - 2.549%	7/25/2014	17,736	16,757,397
DaVita, Inc. Term Loan B1	1.77% - 2.04%	10/5/2012	2,500	2,470,480
Fresenius U.S. Finance I, Inc. Term Loan C1	4.50%	9/10/2014	3,748	3,770,574
Fresenius U.S. Finance I, Inc. Term Loan C2	4.50%	9/10/2014	2,215	2,228,363
HCA, Inc. Extended Term Loan B2	3.783%	3/31/2017	10,057	9,757,900
HCA, Inc. Term Loan B	2.783%	11/18/2013	15,764	15,209,087
Health Management Associates, Inc. Term Loan B	2.283%	2/28/2014	2,963	2,781,576
HealthSouth Corp. Extended Term Loan B	4.29%	9/10/2015	297	296,699
HealthSouth Corp. Term Loan B	2.79%	3/11/2013	1,355	1,347,853
IASIS Healthcare Corp. Delayed Draw Term Loan	2.26%	3/14/2014	477	452,406
IASIS Healthcare Corp. Synthetic Letter of Credit	3.159%	3/14/2014	130	123,104
IASIS Healthcare Corp. Term Loan B	2.26%	3/14/2014	1,377	1,307,153
IASIS Healthcare Corp. Term Loan PIK	5.725%	6/13/2014	1,596	1,519,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare (continued)

IMS Health, Inc. Term Loan B	5.25%	2/26/2016	$11,883	$11,929,912
inVentiv Health, Inc. 1st Lien Term Loan	6.50%	8/4/2016	2,700	2,700,000
MultiPlan, Inc. Term Loan B	6.50%	8/16/2017	11,250	11,203,796
Mylan Laboratories, Inc. Term Loan A	3.063%	10/2/2013	3,000	2,970,000
Mylan Laboratories, Inc. Term Loan B	3.563% - 3.813%	10/2/2014	9,223	9,195,734
National Mentor Holdings, Inc. Letter of Credit	2.30%	6/29/2013	29	25,390
National Mentor Holdings, Inc. Term Loan B	2.54%	6/29/2013	1,461	1,279,569
Radnet Management, Inc. Term Loan	5.75% - 6.00%	4/1/2016	3,990	3,918,930
RehabCare Group, Inc. Term Loan B	6.00%	11/24/2015	9,748	9,664,646
Select Medical Corp. Extended Incremental Term Loan	4.089%	8/22/2014	1,425	1,393,873
Select Medical Corp. Extended Term Loan B	4.089%	8/22/2014	2,469	2,416,111
Vanguard Health Holding Co. II LLC Term Loan B	5.00%	1/29/2016	14,970	14,831,453
VWR Funding, Inc. Term Loan	2.76%	6/30/2014	3,637	3,402,674
Warner Chilcott plc Term Loan	6.25%	4/30/2015	3,827	3,830,514
Warner Chilcott plc Term Loan A	6.00%	10/30/2014	6,581	6,584,002
Warner Chilcott plc Term Loan B1	6.25%	4/30/2015	2,205	2,206,947
Warner Chilcott plc Term Loan B2	6.25%	4/30/2015	3,672	3,674,967
Warner Chilcott plc Term Loan B3	6.50%	2/20/2016	6,794	6,830,921

Total				204,502,185

Housing 2.61%

Atrium Cos., Inc. Exit Term Loan B	7.00%	4/29/2016	15,000	14,550,000
Building Materials Corp. of America 1st Lien Term Loan	3.063%	2/24/2014	1,088	1,072,146
CB Richard Ellis Services, Inc. Term Loan B-1A	6.00%	12/21/2015	4,974	4,981,697
Custom Building Products, Inc. Term Loan B	5.75%	3/19/2015	9,397	9,384,864
Goodman Global, Inc. Term Loan B	6.25%	2/13/2014	15,244	15,355,047
Realogy Corp. Delayed Draw Term Loan	3.295% - 3.528%	10/10/2013	3,990	3,466,090
Realogy Corp. Letter of Credit	3.355%	10/10/2013	1,144	993,584
Realogy Corp. Term Loan	3.295%	10/10/2013	6,672	5,796,034

Total				55,599,462

Information Technology 3.62%

Aspect Software, Inc. New Term Loan B	6.25%	4/19/2016	7,182	7,062,298
Brocade Communications Systems, Inc. Term Loan B	7.00%	10/7/2013	850	855,323
CommScope, Inc. Term Loan B	2.76% - 3.033%	12/26/2014	2,118	2,087,052
Freescale Semiconductor, Inc. Extended Term Loan B	4.562%	12/1/2016	17,822	16,006,197
Intersil Corp. Term Loan	4.75%	4/27/2016	5,600	5,614,700
MSCI, Inc. New Term Loan	4.75%	6/1/2016	15,968	16,050,659
Nuance Communications, Inc. Term Loan B1	2.02%	3/29/2013	983	948,434
Serena Software, Inc. Term Loan B	2.537%	3/10/2013	2,385	2,277,396
SunGard Data Systems, Inc. Incremental Term Loan	6.75%	2/28/2014	9,506	9,546,341
SunGard Data Systems, Inc. Term Loan A	2.036% - 2.045%	2/28/2014	2,985	2,857,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Information Technology (continued)

SunGard Data Systems, Inc. Term Loan B	3.97% -4.043%	2/26/2016	$4,693	$4,588,193
Telcordia Technologies, Inc. Term Loan B	6.75%	4/9/2016	9,227	9,253,790

Total				77,148,076

Manufacturing 3.88%

Baldor Electric Co. Term Loan B	5.25% -5.50%	1/31/2014	10,825	10,865,247
Brand Energy & Infrastructure Services, Inc. Term Loan B2	3.563% -3.813%	2/7/2014	3,729	3,463,419
Bucyrus International, Inc. Term Loan	4.50%	2/19/2016	22,599	22,751,790
Edwards (Cayman Islands II) Ltd. 1st Lien Term Loan	2.26%	5/31/2014	1,059	961,420
GenTek, Inc. Term Loan	7.00%	10/29/2014	6,431	6,449,893
Itron, Inc. Dollar Term Loan	3.77%	4/18/2014	4,522	4,519,971
Johnson Diversey, Inc. Term Loan B	5.50%	11/24/2015	13,220	13,294,132
Manitowoc Co., Inc. (The) Term Loan A	5.563%	11/6/2013	2,000	1,979,000
Manitowoc Co., Inc. (The) Term Loan B	8.00%	11/6/2014	5,195	5,203,936
Rexnord Industries LLC Term Loan B	2.813%	7/19/2013	1,931	1,853,606
Terex Corp. Incremental Term Loan	4.283%	7/14/2013	3,990	3,940,075
Veyance Technologies, Inc. 2nd Lien Term Loan	6.015%	7/13/2015	2,994	2,327,582
Veyance Technologies, Inc. Delayed Draw Term Loan	2.77%	7/31/2014	1,222	1,061,548
Veyance Technologies, Inc. Initial Term Loan	2.77%	7/31/2014	4,579	3,978,353

Total				82,649,972

Media/Telecommunications 19.13%

Affinion Group, Inc. Term Loan B	5.00%	10/10/2016	16,958	16,379,894
Atlantic Broadband Finance LLC Term Loan B2 B	6.75%	5/31/2013	8,064	8,078,702
Carmike Cinemas, Inc. Term Loan B	5.50%	1/27/2016	12,727	12,722,375
CCO Holdings LLC 3rd Lien Term Loan	2.797%	9/6/2014	1,000	917,000
Cedar Fair LP Term Loan B	5.50%	12/15/2016	5,000	5,030,080
Cengage Learning Acquisitions, Inc. Incremental Term Loan	7.50%	7/3/2014	6,719	6,721,355
Cengage Learning Acquisitions, Inc. Term Loan	3.03%	7/3/2014	9,462	8,421,924
Cequel Communications LLC New Term Loan	2.295%	11/5/2013	1,351	1,303,205
Charter Communications Operating LLC Extended Term Loan	3.79%	9/6/2016	2,992	2,869,577
Charter Communications Operating LLC New Term Loan	7.25%	3/6/2014	5,470	5,610,836
Charter Communications Operating LLC Term Loan	2.26%	3/6/2014	18,907	17,952,105
Cincinnati Bell, Inc. Term Loan	6.50%	6/9/2017	19,751	19,664,092
Cinemark USA, Inc. Extended Term Loan	3.52% -3.65%	4/29/2016	5,610	5,581,638
Clear Channel Term Loan B	3.91%	1/28/2016	12,000	9,600,000
Consolidated Communications, Inc. Delayed Draw Term Loan	2.77%	12/31/2014	1,000	951,875
Consolidated Communications, Inc. Term Loan B	2.77%	12/31/2014	1,000	951,875
CSC Holdings, Inc. Incremental Term Loan B2	2.017%	3/29/2016	1,984	1,949,309
Emmis Operating Co. Term Loan B	4.537%	11/1/2013	4,376	3,675,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)

Entercom Communication LLC Term Loan A	2.26%	6/30/2012	$3,985	$3,816,091
FoxCo Acquisition Sub LLC Term Loan	7.50%	7/14/2015	13,505	13,061,567
Gray Television, Inc. Term Loan B	3.80%	12/31/2014	4,006	3,801,994
Hughes Network Systems LLC Term Loan	2.813%	4/15/2014	2,500	2,350,000
Insight Midwest Holdings, Inc. Initial Term Loan	2.06% - 2.28%	4/7/2014	2,988	2,858,387
Integra Telecom, Inc. New Term Loan B	9.25%	4/15/2015	5,000	5,028,750
Intelsat Corp. Term Loan B-2-A (Luxembourg)(a)	3.033%	1/3/2014	1,330	1,262,073
Intelsat Corp. Term Loan B-2-B (Luxembourg)(a)	3.033%	1/3/2014	1,330	1,261,685
Intelsat Corp. Term Loan B-2-C (Luxembourg)(a)	3.033%	1/3/2014	1,330	1,261,685
Intelsat Jackson Holdings Ltd. Term Loan (Luxembourg)(a)	3.533%	2/2/2014	4,000	3,737,084
Intelsat Subsidiary Holding Co., Ltd. Term Loan B (Luxembourg)(a)	3.033%	7/3/2013	3,167	3,034,159
Knology, Inc. Extended Term Loan	4.033%	6/30/2014	3,158	3,070,805
Lamar Media Corp. Term Loan B	4.25%	12/30/2016	19,950	20,079,475
Level 3 Financing, Inc. Term Loan A	2.529% -2.777%	3/13/2014	7,000	6,293,441
LIN Television Corp. Delayed Draw Term Loan	4.29%	11/4/2011	426	422,419
Live Nation Entertainment, Inc. Term Loan B	4.50%	11/7/2016	13,965	13,726,436
Mediacom Broadband LLC Term Loan F	4.50%	10/20/2017	10,800	10,310,630
Mediacom Illinois LLC Term Loan D	5.50%	3/31/2017	2,978	2,930,959
Mediacom LLC Term Loan E	4.50%	10/23/2017	14,400	13,608,000
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B(c)	Zero Coupon	4/9/2012	489	209,546
MetroPCS Wireless, Inc. Extended Term Loan B	3.813%	11/4/2016	3,186	3,135,174
MetroPCS Wireless, Inc. Term Loan B	2.563%	11/4/2013	292	285,217
NextMedia Operating, Inc. New Term Loan B	8.25%	5/27/2016	2,244	2,244,375
Nielsen Finance LLC Term Loan A	2.295%	8/9/2013	640	613,233
Nielsen Finance LLC Term Loan B	4.045%	5/2/2016	10,167	9,858,545
Nielsen Finance LLC Term Loan C	4.045%	5/2/2016	10,309	9,919,608
Quad/Graphics, Inc. Term Loan B	5.50%	4/14/2016	10,313	9,884,531
Regal Cinemas Corp. New Term Loan	4.033%	11/21/2016	6,207	6,146,635
Sinclair Television Group, Inc. Term Loan B	5.50%	10/29/2015	9,784	9,822,854
Six Flags Theme Parks, Inc. Exit Term Loan B	6.00%	6/30/2016	9,756	9,774,244
Sorenson Communications, Inc. Term Loan C	6.00%	8/16/2013	9,942	8,917,092
Telesat Canada Term Loan I (Canada)(a)	3.27%	10/31/2014	3,167	3,070,013
Telesat Canada Term Loan II (Canada)(a)	3.27%	10/31/2014	272	263,697
TowerCo Finance LLC Term Loan	6.00%	11/24/2014	6,269	6,284,171
Tribune Co. Term Loan B(d)	Zero Coupon	6/4/2014	17,000	10,791,957
U.S. TelePacific Corp. 1st Lien Term Loan	9.25%	8/17/2015	3,990	4,013,693
Universal City Development Partners Ltd. Term Loan B	5.50%	11/6/2014	11,949	11,991,153
Univision Communications, Inc. Initial Term Loan	2.51%	9/29/2014	25,691	22,169,526
Weather Channel Replacement Term Loan	5.00%	9/14/2015	18,465	18,504,192
West Corp. Term Loan B2	2.635% - 2.647%	10/24/2013	300	287,411
West Corp. Term Loan B3	7.25%	10/24/2013	2,218	2,220,597
WideOpenWest Finance LLC Term Loan	6.764% - 8.75%	6/18/2014	6,700	6,571,581
WideOpenWest Finance LLC Term Loan B	2.793% - 4.75%	6/18/2014	3,181	2,940,289
Windstream Corp. Term Loan B2	3.02% - 3.28%	12/17/2015	3,977	3,965,387
Zuffa LLC Incremental Term Loan	7.50%	6/18/2015	2,731	2,759,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)

Zuffa LLC Term Loan B	2.313%	6/22/2015	$497	$471,196

Total				407,413,011

Metals/Minerals 0.71%

Fairmount Minerals Ltd. Term Loan B	6.75%	8/5/2016	3,700	3,708,480
Global Brass & Copper Term Loan B	10.25%	7/29/2015	4,500	4,421,250
John Maneely Co. Term Loan	3.775% - 3.776%	12/9/2013	4,574	4,370,288
Noranda Aluminum Acquisition Corp. Term Loan B	2.047%	5/18/2014	2,845	2,681,114

Total				15,181,132

Retail 5.10%

Bass Pro Group LLC Term Loan	5.00% - 5.75%	4/9/2015	13,275	13,312,312
Burlington Coat Factory Warehouse Corp. Term Loan	2.54% - 2.66%	5/28/2013	1,973	1,876,547
Claire’s Stores, Inc. Term Loan B	3.01% - 3.225%	5/29/2014	4,243	3,647,167
Dollar General Corp. Term Loan B1	3.01% - 3.225%	7/7/2014	3,926	3,830,028
Michael Foods Group, Inc. Term Loan B	6.25%	6/29/2016	18,000	18,077,148
Michaels Stores, Inc. Term Loan B1	2.625% - 2.813%	10/31/2013	2,844	2,691,861
Michaels Stores, Inc. Term Loan B2	4.875% - 5.063%	7/31/2016	12,207	11,813,879
Neiman-Marcus Group, Inc. (The) Term Loan B	2.295% - 2.538%	4/5/2013	3,547	3,374,990
PETCO Animal Supplies, Inc. Term Loan B	2.51% - 2.783%	10/25/2013	990	953,762
Pilot Travel Center LLC Term Loan B	5.25%	6/30/2016	4,314	4,332,450
QVC, Inc. Term Loan J	4.762%	6/30/2012	6,299	6,306,987
QVC, Inc. Term Loan J	5.762%	3/30/2014	2,292	2,296,506
QVC, Inc. Term Loan W	4.762%	6/30/2012	2,000	2,002,500
QVC, Inc. Term Loan W	5.262%	6/30/2013	1,500	1,500,626
QVC, Inc. Term Loan W	5.762%	3/30/2014	1,461	1,463,994
Rite Aid Corp. Tranche 3 Term Loan	6.00%	6/4/2014	8,956	8,693,777
Sally Holdings LLC Term Loan B	2.51%	11/15/2013	3,097	3,011,532
Toys “R” Us, Inc. New Term Loan	6.00%	8/17/2016	18,300	18,295,663
Yankee Candle Co., Inc. (The) Term Loan B	2.27%	2/6/2014	1,176	1,123,840

Total				108,605,569

Service 12.29%

Advantage Sales & Marketing, Inc. Term Loan	5.00%	5/5/2016	15,461	15,386,356
Altegrity, Inc. Incremental Term Loan	7.75%	2/21/2015	6,750	6,745,781
Altegrity, Inc. Term Loan	3.539%	2/21/2015	2,787	2,524,110
Asurion Corp. 1st Lien Term Loan	3.29% - 3.398%	7/3/2014	3,226	3,088,088
Asurion Corp. 2nd Lien Term Loan	6.79%	7/3/2015	14,570	14,150,712
Avis Budget Car Rental LLC New Term Loan	5.75%	4/19/2014	7,899	7,854,629
Booz Allen Hamilton, Inc. Term Loan B	7.50%	7/31/2015	1,876	1,883,684
Booz Allen Hamilton, Inc. Term Loan C	6.00%	7/31/2015	7,970	7,986,938
Ceridian Corp. Term Loan	3.26%	11/10/2014	11,948	10,664,925
Dealer Computer Services, Inc. Term Loan B	5.25%	4/21/2017	16,934	16,810,515
EnergySolutions LLC Term Loan	6.25%	8/10/2016	9,900	9,745,312
EVERTEC, Inc. Term Loan B	7.00%	8/27/2016	4,500	4,411,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Service (continued)

Fidelity National Information Solutions, Inc. Term Loan B	5.25%	7/18/2016	$19,000	$19,132,316
First Data Corp. Term Loan B1	3.01% - 3.014%	9/24/2014	7,644	6,548,490
First Data Corp. Term Loan B2	3.01% - 3.014%	9/24/2014	7,202	6,161,619
First Data Corp. Term Loan B3	3.01% - 3.014%	9/24/2014	11,028	9,437,792
Geo Group, Inc. (The) Term Loan	4.75%	6/22/2017	2,250	2,262,656
Hertz Corp. (The) Synthetic Letter of Credit	2.087% - 2.089%	12/21/2012	310	302,647
Hertz Corp. (The) Term Loan B	2.02%	12/21/2012	1,675	1,636,461
Infogroup, Inc. New Term Loan B	6.25%	7/1/2016	11,000	10,967,825
Interactive Data Corp. Term Loan B	6.75%	1/27/2017	13,500	13,618,125
Language Line LLC Term Loan B	5.50%	11/4/2015	14,393	14,164,808
N.E.W Holdings I LLC Secured Term Loan	6.00%	3/5/2016	11,743	11,588,732
Orbitz Worldwide, Inc. Term Loan	3.26% - 3.475%	7/25/2014	5,565	5,229,926
Protection One Alarm Monitoring, Inc. New Term Loan B	6.00%	5/16/2016	4,050	4,019,625
Rental Services Corp. 2nd Lien Term Loan	4.04%	12/2/2013	13,574	12,954,533
Sabre, Inc. Term Loan B	2.26% - 2.475%	9/30/2014	12,909	11,645,172
Savvis Communications Corp. Term Loan	6.75% - 7.25%	8/4/2016	5,000	4,951,250
Sedgwick CMS Holdings, Inc. 1st Lien Term Loan	5.50%	5/27/2016	9,875	9,850,562
ServiceMaster Co. Delayed Draw Term Loan	2.77%	7/24/2014	900	830,507
ServiceMaster Co. Term Loan	2.77% - 3.04%	7/24/2014	9,038	8,339,677
TransUnion LLC Term Loan B	6.75%	6/15/2017	6,700	6,779,562

Total				261,675,212

Transportation 5.49%

Allison Transmission, Inc. Term Loan B	3.04%	8/7/2014	17,630	16,299,759
DaimlerChrysler Financial Services Americas LLC 2nd Lien Term Loan	6.78%	8/3/2013	9,250	9,247,993
Dana Corp. Term Loan B	4.52% - 6.50%	1/30/2015	15,957	15,712,275
Federal-Mogul Corp. Term Loan B	2.208% - 2.238%	12/29/2014	3,814	3,331,543
Federal-Mogul Corp. Term Loan C	2.208% - 2.238%	12/28/2015	8,337	7,281,274
Ford Motor Co. Term Loan B1	3.03%	12/16/2013	24,596	23,746,913
Ford Motor Co. Term Loan B2	3.03%	12/16/2013	5,975	5,752,245
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan	2.24%	4/30/2014	1,000	930,156
Navistar Financial Corp. Term Loan	4.563%	12/16/2012	3,970	3,903,832
Oshkosh Truck Corp. Term Loan B	6.44% - 6.54%	12/6/2013	7,477	7,544,551
Ozburn-Hessey Holding Co. LLC Term Loan B	7.50%	4/7/2015	14,297	14,431,539
Tenneco, Inc. Term Loan B	5.01%	6/3/2016	4,050	4,039,875
Tenneco, Inc. Term Loan B1 Letter of Credit	5.303%	3/17/2014	2,722	2,715,302
TRW Automotive, Inc. Term Loan A2	4.063% - 4.188%	5/30/2015	1,985	1,982,519

Total				116,919,776

Utility 2.28%

Calpine Corp. 1st Priority Term Loan	3.415%	3/29/2014	6,411	6,141,249
Dynegy Holdings, Inc. Synthetic Letter of Credit	4.02%	4/2/2013	1,295	1,277,637
Dynegy Holdings, Inc. Term Loan B	4.02%	4/2/2013	104	102,324
New Development Holdings, Inc. Term Loan	7.00%	7/3/2017	15,500	15,756,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value

Utility (continued)

NRG Energy, Inc. Synthetic Letter of Credit	1.933%	2/1/2013	$1,326		$1,299,736
NRG Energy, Inc. Term Loan	2.283%	2/1/2013	1,676		1,642,517
Texas Competitive Electric Holdings Co. LLC Delayed Draw Term Loan	3.795% - 4.033%	10/10/2014	3,484		2,635,535
Texas Competitive Electric Holdings Co. LLC Term Loan B1	3.795% - 4.033%	10/10/2014	4,957		3,775,224
Texas Competitive Electric Holdings Co. LLC Term Loan B2	3.793% - 4.066%	10/10/2014	8,660		6,595,559
Texas Competitive Electric Holdings Co. LLC Term Loan B3	3.795% - 4.033%	10/10/2014	12,199		9,243,806

Total					48,469,616

Total Floating Rate Loans (cost $1,908,058,624)					1,906,695,686

Total Long-Term Investments (cost $2,060,308,703)					2,063,789,753

SHORT-TERM INVESTMENTS 4.14%

Repurchase Agreement 4.14%

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $50,000,000 of U.S. Treasury Note at 2.00% due 11/30/2013, $1,580,000 of U.S. Treasury Note at 2.625% due 7/31/2014, $34,865,000 of U.S. Treasury Note at 1.75% due 4/15/2013 and $1,875,000 of Federal Home Loan Mortgage Corp. at 0.12% due 1/25/2011; value: $91,824,181; proceeds: $88,186,073 (cost $88,186,000)			88,186		88,186,000

Time Deposit 0.00%

State Street Bank & Trust Co. Euro Dollar Time Deposit (cost $349)	0.01%	9/1/2010	—	(e)	349

Total Short-Term Investments (cost $88,186,349)					88,186,349

Total Investments in Securities 101.06% (cost $2,148,495,052)					2,151,976,102

Liabilities in Excess of Cash and Other Assets (1.06%)					(22,585,486)

Net Assets 100.00%					$2,129,390,616

PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2010.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at August 31, 2010.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Defaulted security.
(e)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - GROWTH & INCOME STRATEGY FUND August 31, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.96%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	4,066,437	$38,713
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I(c)	3,750,704	38,895
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(d)	3,039,241	73,276
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(e)	1,539,270	10,128
Lord Abbett Investment Trust - Floating Rate Fund - Class I(f)	2,306,036	21,193
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I(b)	4,544,535	47,763
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(g)	1,040,923	18,674
Lord Abbett Investment Trust - High Yield Fund - Class I(h)	12,672,887	95,427
Lord Abbett Securities Trust - International Core Equity Fund - Class I(i)	6,040,518	64,271
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(j)	3,156,842	23,992
Lord Abbett Securities Trust - International Opportunities Fund - Class I(k)	2,215,564	24,881
Lord Abbett Stock Appreciation Fund - Class I*(l)	2,324,192	11,272
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(k)	1,834,186	23,386

Total Investments in Underlying Funds (cost $557,122,577)		491,871

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.19%

Repurchase Agreement

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $935,000 of Federal Home Loan Bank at 0.25% due 1/28/2011; value: $935,000 proceeds: $913,451 (cost $913,451)	$913	$913

Total Investments in Securities 100.15% (cost $558,036,028)		492,784

Liabilities in Excess of Other Assets (0.15%)		(723)

Net Assets 100.00%		$492,061

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high level of current income.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is long-term capital appreciation.
(l)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2010

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 94.73%

COMMON STOCKS 0.85%

Auto Parts & Equipment 0.38%

Cooper-Standard Holdings, Inc.*			17	$612,953
Cooper-Standard Holdings, Inc.*(a)			96	3,224,744

Total				3,837,697

Banking 0.31%

Bank of America Corp.			250	3,112,500

Media: Cable 0.16%

Charter Communications, Inc. Class A*(b)			47	1,614,408

Total Common Stocks (cost $7,015,144)				8,564,605

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.55%

Electronics 0.15%

L-1 Identity Solutions, Inc.	3.75%	5/15/2027	$1,500	1,481,250

Investments & Miscellaneous Financial Services 0.24%

MF Global Holdings Ltd.	9.00%	6/20/2038	2,125	2,372,031

Telecommunications Equipment 0.16%

Ciena Corp.	0.875%	6/15/2017	2,400	1,656,000

Total Convertible Bonds (cost $5,191,622)				5,509,281

			Shares (000)

CONVERTIBLE PREFERRED STOCKS 0.05%

Agency/Government Related 0.00%

Fannie Mae	8.75%		30	27,000

Auto Parts & Equipment 0.05%

Cooper-Standard Holdings, Inc. PIK(a)	7.00%		3	500,713

Total Convertible Preferred Stocks (cost $1,832,700)				527,713

			Principal Amount (000)

FLOATING RATE LOANS(c) 0.90%

Automakers 0.62%

Ford Motor Co. Term Loan	3.03%	12/16/2013	$6,415	6,193,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming 0.01%

Green Valley Ranch Gaming LLC 2nd Lien Term Loan(d)	Zero Coupon	8/16/2014	$3,250	$146,250

Machinery 0.27%

Veyance Technologies, Inc. 2nd Lien Term Loan	6.015%	7/13/2015	3,500	2,721,250

Total Floating Rate Loans (cost $9,805,681)				9,061,489

FOREIGN GOVERNMENT OBLIGATIONS 0.96%

Argentina 0.31%

City of Buenos Aires†(e)	12.50%	4/6/2015	3,000	3,157,500

Brazil 0.65%

Republic of Brazil(f)	12.50%	1/5/2016	BRL 10,000	6,548,043

Total Foreign Government Obligations (cost $9,447,574)				9,705,543

HIGH YIELD CORPORATE BONDS 91.40%

Aerospace/Defense 0.39%

Triumph Group, Inc.	8.00%	11/15/2017	$3,875	3,923,438

Airlines 2.13%

Delta Air Lines, Inc.†	12.25%	3/15/2015	7,555	8,338,831
United Air Lines, Inc.†	12.00%	11/1/2013	6,500	6,987,500
United Air Lines, Inc.†	12.00%	1/15/2016	5,648	6,141,774

Total				21,468,105

Apparel/Textiles 0.50%

Oxford Industries, Inc.	11.375%	7/15/2015	4,500	5,040,000

Auto Loans 1.44%

Ford Motor Credit Co. LLC	12.00%	5/15/2015	12,275	14,520,196

Auto Parts & Equipment 2.39%

Accuride Corp.†	9.50%	8/1/2018	4,700	4,841,000
ArvinMeritor, Inc.	8.125%	9/15/2015	2,425	2,443,187
Stanadyne Corp.	12.00%	2/15/2015	5,000	4,150,000
Tenneco, Inc.†	7.75%	8/15/2018	1,700	1,742,500
Tenneco, Inc.	10.25%	7/15/2013	8,000	8,170,000
TRW Automotive, Inc.†	8.875%	12/1/2017	2,500	2,684,375

Total				24,031,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automakers 1.04%

Ford Motor Co.	7.45%	7/16/2031	$4,750	$4,655,000
Motors Liquidation Co.(d)	7.20%	1/15/2011	10,000	3,150,000
Navistar International Corp.	8.25%	11/1/2021	2,500	2,631,250

Total				10,436,250

Banking 1.18%

Ally Financial, Inc.†	8.00%	3/15/2020	3,500	3,596,250
Ally Financial, Inc.	8.00%	11/1/2031	6,000	5,940,000
Astoria Depositor Corp.†	8.144%	5/1/2021	2,250	2,227,500
Washington Mutual Bank(d)	6.875%	6/15/2011	10,000	100,000

Total				11,863,750

Beverages 0.29%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	2,800	2,884,000

Brokerage 0.39%

Penson Worldwide, Inc.†	12.50%	5/15/2017	4,000	3,970,000

Building & Construction 2.15%

Beazer Homes USA, Inc.	6.50%	11/15/2013	5,000	4,650,000
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	6,500	6,337,500
KB Home	9.10%	9/15/2017	5,000	5,075,000
Lennar Corp.	12.25%	6/1/2017	2,175	2,501,250
Standard Pacific Corp.	10.75%	9/15/2016	2,925	3,093,187

Total				21,656,937

Building Materials 1.20%

Cemex Finance LLC†	9.50%	12/14/2016	4,000	3,860,000
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	4,100	4,100,000
Ply Gem Industries, Inc.	11.75%	6/15/2013	4,000	4,140,000

Total				12,100,000

Chemicals 1.11%

Chemtura Corp.†	7.875%	9/1/2018	450	460,688
Huntsman International LLC†	8.625%	3/15/2020	5,650	5,614,687
Lyondell Chemical Co.†	8.00%	11/1/2017	2,250	2,421,563
Momentive Performance Materials Holdings, Inc.	11.50%	12/1/2016	2,825	2,641,375

Total				11,138,313

Computer Hardware 0.66%

Brocade Communications Systems, Inc.†	6.625%	1/15/2018	5,200	5,304,000
Seagate Technology International†	10.00%	5/1/2014	1,150	1,348,375

Total				6,652,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value

Consumer/Commercial/Lease Financing 3.92%

American General Finance Corp.	6.90%	12/15/2017	$3,000	$2,340,000
CIT Group Funding Co. of Delaware LLC	10.25%	5/1/2017	8,000	8,290,000
CIT Group, Inc.	7.00%	5/1/2017	7,500	7,089,840
GE Capital Trust I(g)	6.375%	11/15/2067	7,000	6,728,750
International Lease Finance Corp.†	8.75%	3/15/2017	7,500	7,584,375
Provident Funding Associates†	10.25%	4/15/2017	5,400	5,521,500
SquareTwo Financial Corp.†	11.625%	4/1/2017	2,200	1,952,500

Total				39,506,965

Consumer Products 0.46%

Easton-Bell Sports, Inc.	9.75%	12/1/2016	4,325	4,595,313

Department Stores 0.53%

Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	5,250	5,368,125

Diversified Capital Goods 1.66%

Amsted Industries, Inc.†	8.125%	3/15/2018	2,500	2,590,625
Mueller Water Products, Inc.†	8.75%	9/1/2020	1,400	1,414,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	2,325	2,220,375
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	6,000	6,075,000
SPX Corp.†	6.875%	9/1/2017	4,250	4,398,750

Total				16,698,750

Electric: Generation 1.25%

Dynegy Holdings, Inc.	7.75%	6/1/2019	2,200	1,430,000
Edison Mission Energy	7.75%	6/15/2016	4,000	2,965,000
Mirant Americas Generation LLC	9.125%	5/1/2031	3,400	3,064,250
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	8,000	5,140,000

Total				12,599,250

Electronics 1.68%

Advanced Micro Devices, Inc.†	7.75%	8/1/2020	4,750	4,726,250
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	7,500	7,556,250
NXP BV LLC (Netherlands)†(e)	9.75%	8/1/2018	1,500	1,552,500
ViaSystems, Inc.†	12.00%	1/15/2015	2,850	3,113,625

Total				16,948,625

Energy: Exploration & Production 2.72%

Berry Petroleum Co.	10.25%	6/1/2014	6,000	6,645,000
Chesapeake Energy Corp.	6.625%	8/15/2020	4,000	4,035,000
Cimarex Energy Co.	7.125%	5/1/2017	3,500	3,640,000
Denbury Resources, Inc.	8.25%	2/15/2020	3,469	3,720,502
Forest Oil Corp.	7.25%	6/15/2019	5,000	5,031,250
OPTI Canada, Inc. (Canada)(e)	8.25%	12/15/2014	2,900	2,276,500
QEP Resources, Inc.	6.875%	3/1/2021	2,000	2,095,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value

Energy: Exploration & Production (continued)

Total				$27,443,252

Environmental 0.80%

Casella Waste Systems, Inc.	11.00%	7/15/2014	$6,000	6,585,000
EnergySolutions, Inc./EnergySolutions LLC†	10.75%	8/15/2018	1,500	1,515,000

Total				8,100,000

Food & Drug Retailers 0.88%

Ingles Markets, Inc.	8.875%	5/15/2017	4,550	4,783,188
Rite Aid Corp.	9.375%	12/15/2015	5,000	4,081,250

Total				8,864,438

Food: Wholesale 1.79%

Bumble Bee Foods LLC†	7.75%	12/15/2015	2,700	2,862,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	11,390	11,945,262
Viskase Cos., Inc.†	9.875%	1/15/2018	3,200	3,256,000

Total				18,063,262

Forestry/Paper 2.91%

Appleton Papers, Inc.†	11.25%	12/15/2015	1,250	937,500
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	4,325	4,708,844
Clearwater Paper Corp.	10.625%	6/15/2016	3,625	4,096,250
Mercer International, Inc. (Canada)(e)	9.25%	2/15/2013	2,125	2,040,000
NewPage Corp.	10.00%	5/1/2012	4,200	1,417,500
NewPage Corp.	11.375%	12/31/2014	3,450	2,820,375
PE Paper Escrow GmbH (Austria)†(e)	12.00%	8/1/2014	5,000	5,652,670
Rock-Tenn Co.	9.25%	3/15/2016	5,000	5,512,500
Verso Paper Holdings LLC/Verso Paper, Inc.	9.125%	8/1/2014	2,250	2,176,875

Total				29,362,514

Gaming 3.65%

Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	3,000	2,880,000
Harrah’s Operating Co., Inc.†	12.75%	4/15/2018	7,000	6,440,000
Marina District Finance Co., Inc.†	9.50%	10/15/2015	1,625	1,620,937
MGM Resorts International	11.125%	11/15/2017	2,000	2,245,000
MGM Resorts International†	11.375%	3/1/2018	5,950	5,414,500
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	2,500	2,525,000
Mohegan Tribal Gaming Authority	8.00%	4/1/2012	2,150	1,666,250
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	5,750	5,347,500
River Rock Entertainment Authority (The)	9.75%	11/1/2011	2,025	1,822,500
Scientific Games International, Inc.	9.25%	6/15/2019	3,250	3,461,250
Snoqualmie Entertainment Authority†	4.428%#	2/1/2014	4,075	3,382,250

Total				36,805,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution 3.24%

El Paso Corp.	7.75%	1/15/2032	$6,355	$6,428,889
El Paso Corp.	8.05%	10/15/2030	10,000	10,264,550
Ferrellgas Partners LP	8.625%	6/15/2020	3,150	3,268,125
Inergy LP/Inergy Finance Corp.	8.25%	3/1/2016	12,021	12,667,129

Total				32,628,693

Health Facilities 5.91%

American Renal Holdings†	8.375%	5/15/2018	4,000	4,020,000
Biomet, Inc.	11.625%	10/15/2017	6,000	6,630,000
Community Health Systems, Inc.	8.875%	7/15/2015	4,250	4,420,000
HCA, Inc.	7.875%	2/15/2020	6,000	6,495,000
HCA, Inc.	9.125%	11/15/2014	10,000	10,525,000
HealthSouth Corp.	8.125%	2/15/2020	5,000	5,081,250
National Mentor Holdings, Inc.	11.25%	7/1/2014	3,000	2,988,750
Radnet Management, Inc.†	10.375%	4/1/2018	3,250	2,868,125
Sun Healthcare Group, Inc.	9.125%	4/15/2015	3,000	3,146,250
Tenet Healthcare Corp.†	8.00%	8/1/2020	3,975	3,865,687
Tenet Healthcare Corp.	9.25%	2/1/2015	5,000	5,250,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	4,300	4,240,875

Total				59,530,937

Investments & Miscellaneous Financial Services 0.28%

Nuveen Investments, Inc.	10.50%	11/15/2015	3,000	2,865,000

Leisure 1.69%

Diamond Resorts Corp.†	12.00%	8/15/2018	3,600	3,420,000
Equinox Holdings, Inc.†	9.50%	2/1/2016	3,000	3,015,000
MU Finance plc (United Kingdom)†(e)	8.375%	2/1/2017	5,000	4,850,000
Speedway Motorsports, Inc.	8.75%	6/1/2016	2,000	2,125,000
Universal City Development Partners Ltd.†	10.875%	11/15/2016	3,325	3,566,063

Total				16,976,063

Life Insurance 0.65%

MetLife Capital Trust X†(h)	9.25%	4/8/2038	5,700	6,583,500

Machinery 1.81%

Altra Holdings, Inc.	8.125%	12/1/2016	2,250	2,306,250
Baldor Electric Co.	8.625%	2/15/2017	5,600	5,950,000
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	2,725	2,816,969
CPM Holdings, Inc.†	10.625%	9/1/2014	3,500	3,797,500
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	3,250	3,355,625

Total				18,226,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Broadcast 5.09%

Allbritton Communications Co.	8.00%	5/15/2018	$2,000	$1,980,000
Clear Channel Communications, Inc.	10.75%	8/1/2016	8,000	5,940,000
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	2,650	2,719,562
Gray Telecvision, Inc.	10.50%	6/29/2015	4,470	4,324,725
LIN Television Corp.†	8.375%	4/15/2018	2,000	2,052,500
Rainbow National Services LLC†	10.375%	9/1/2014	5,000	5,212,500
Salem Communications Corp.	9.625%	12/15/2016	5,000	5,231,250
Sinclair Television Group, Inc.†	9.25%	11/1/2017	4,250	4,398,750
Sirius XM Radio, Inc.†	8.75%	4/1/2015	5,600	5,796,000
Univision Communications, Inc. PIK†	9.75%	3/15/2015	5,361	4,591,876
XM Satellite Radio, Inc.†	11.25%	6/15/2013	8,250	9,033,750

Total				51,280,913

Media: Cable 2.24%

CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	2,800	3,331,589
CCO Holdings LLC/CCO Holdings Capital Corp.†	8.125%	4/30/2020	1,375	1,454,063
DISH DBS Corp.	7.125%	2/1/2016	3,000	3,082,500
Mediacom Communications Corp.	9.125%	8/15/2019	8,000	8,040,000
Virgin Media Finance plc (United Kingdom)(e)	9.125%	8/15/2016	2,500	2,684,375
Virgin Media Finance plc (United Kingdom)(e)	9.50%	8/15/2016	3,500	3,937,500

Total				22,530,027

Media: Diversified 0.75%

Entravision Communications Corp.†	8.75%	8/1/2017	850	854,250
Liberty Media LLC	8.50%	7/15/2029	7,000	6,685,000

Total				7,539,250

Media: Services 2.39%

Lamar Media Corp.†	7.875%	4/15/2018	1,000	1,036,250
MDC Partners, Inc. (Canada)†(e)	11.00%	11/1/2016	4,000	4,320,000
Nielsen Finance LLC/Nielsen Finance Co. (12.50% after 8/1/2011)~	Zero Coupon	8/1/2016	12,500	12,453,125
WMG Acquisition Corp.	9.50%	6/15/2016	6,000	6,300,000

Total				24,109,375

Medical Products 0.53%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	5,000	5,387,500

Metals/Mining (Excluding Steel) 1.84%

Arch Coal, Inc.	7.25%	10/1/2020	450	459,000
Compass Minerals International, Inc.	8.00%	6/1/2019	3,000	3,135,000
CONSOL Energy, Inc.†	8.00%	4/1/2017	5,000	5,300,000
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	1,000	1,111,419
Murray Energy Corp.†	10.25%	10/15/2015	2,500	2,568,750
Patriot Coal Corp.	8.25%	4/30/2018	2,650	2,643,375
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	1,850	1,877,750
Teck Resources Ltd. (Canada)(e)	10.25%	5/15/2016	1,200	1,452,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Metals/Mining (Excluding Steel) (continued)

Total					$18,547,410

Multi-Line Insurance 1.81%

American International Group, Inc.	6.25%	5/1/2036		$3,500	3,106,250
American International Group, Inc.	6.25%	3/15/2037		1,750	1,277,500
AXA SA (France)†(e)	6.379%	—	(i)	8,500	6,970,000
Genworth Financial, Inc.(j)	6.15%	11/15/2016		4,500	3,183,750
ZFS Finance (USA) Trust V†	6.50%	5/9/2037		4,000	3,660,000

Total					18,197,500

Oil Field Equipment & Services 1.02%

Basic Energy Services, Inc.	11.625%	8/1/2014		3,800	4,161,000
Hornbeck Offshore Services, Inc.	8.00%	9/1/2017		1,850	1,748,250
Offshore Group Investments Ltd.†	11.50%	8/1/2015		925	927,313
Thermon Industries, Inc.†	9.50%	5/1/2017		3,325	3,424,750

Total					10,261,313

Packaging 1.50%

Graham Packaging Co. LP/GPC Capital Corp. I	9.875%	10/15/2014		4,100	4,192,250
Graphic Packaging International, Inc.	9.50%	6/15/2017		5,500	5,885,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018		2,000	1,930,000
Solo Cup Co.	8.50%	2/15/2014		2,000	1,700,000
Solo Cup Co./Solo Cup Operating Corp.	10.50%	11/1/2013		1,350	1,371,938

Total					15,079,188

Printing & Publishing 0.52%

McClatchy Co. (The)	11.50%	2/15/2017		5,000	5,187,500

Property & Casualty 1.11%

Liberty Mutual Group, Inc.†(k)	10.75%	6/15/2058		10,000	11,225,000

Real Estate Development & Management 0.23%

Realogy Corp.	10.50%	4/15/2014		2,825	2,316,500

Real Estate Investment Trusts 0.76%

Developers Diversified Realty Corp.	7.875%	9/1/2020		1,750	1,783,572
DuPont Fabros Technology LP	8.50%	12/15/2017		5,500	5,843,750

Total					7,627,322

Restaurants 0.32%

OSI Restaurant Partners LLC	10.00%	6/15/2015		3,250	3,250,000

Software/Services 2.62%

Fidelity National Information Services, Inc.†	7.625%	7/15/2017		1,475	1,545,062
Fidelity National Information Services, Inc.†	7.875%	7/15/2020		500	527,500
First Data Corp.†	8.875%	8/15/2020		2,200	2,216,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Software/Services (continued)

First Data Corp.	11.25%	3/31/2016	$3,450	$2,285,625
SunGard Data Systems, Inc.	10.25%	8/15/2015	8,375	8,835,625
Unisys Corp.†	14.25%	9/15/2015	6,615	7,772,625
Vangent, Inc.	9.625%	2/15/2015	3,500	3,228,750

Total				26,411,687

Specialty Retail 2.02%

Claire’s Stores, Inc. PIK	9.625%	6/1/2015	2,277	1,939,318
Limited Brands, Inc.	8.50%	6/15/2019	2,325	2,638,875
Michaels Stores, Inc.	10.00%	11/1/2014	2,000	2,095,000
QVC, Inc.†	7.125%	4/15/2017	3,750	3,834,375
Sally Holdings LLC/Sally Capital, Inc.	9.25%	11/15/2014	4,000	4,220,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	4,950	5,605,875

Total				20,333,443

Steel Producers/Products 0.41%

Steel Dynamics, Inc.†	7.625%	3/15/2020	1,150	1,184,500
United States Steel Corp.	7.375%	4/1/2020	2,875	2,925,313

Total				4,109,813

Support: Services 3.64%

Avis Budget Car Rental LLC	9.625%	3/15/2018	6,710	7,045,500
Bankrate, Inc.†	11.75%	7/15/2015	1,750	1,820,000
Cardtronics, Inc.	8.25%	9/1/2018	3,350	3,442,125
NES Rentals Holdings, Inc.†	12.25%	4/15/2015	2,800	2,296,000
PHH Corp.†	9.25%	3/1/2016	2,000	2,032,500
Rental Service Corp.†	10.00%	7/15/2017	4,500	4,927,500
Travelport LLC	11.875%	9/1/2016	8,950	9,509,375
United Rentals (North America), Inc.	10.875%	6/15/2016	5,000	5,575,000

Total				36,648,000

Telecommunications Equipment 0.29%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	4,355	2,961,400

Telecommunications: Integrated/Services 4.68%

Angel Lux Common SA (Luxembourg)†(e)	8.875%	5/1/2016	11,175	11,789,625
Cincinnati Bell, Inc.	8.75%	3/15/2018	925	888,000
Equinix, Inc.	8.125%	3/1/2018	3,000	3,150,000
GCI, Inc.	8.625%	11/15/2019	5,000	5,275,000
Hughes Network Systems LLC	9.50%	4/15/2014	4,642	4,816,075
Intelsat Jackson Holdings SA (Luxembourg)(e)	11.25%	6/15/2016	5,000	5,406,250
Intelsat Luxembourg SA (Luxembourg)(e)	11.25%	2/4/2017	1,750	1,820,000
Intelsat Luxembourg SA (Luxembourg) PIK(e)	11.50%	2/4/2017	5,517	5,681,555
Qwest Communications International, Inc.†	8.00%	10/1/2015	7,750	8,370,000

Total				47,196,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Wireless 5.22%

Cricket Communications, Inc.	10.00%	7/15/2015	$2,600	$2,736,500
Digicel Group Ltd. (Jamaica)†(e)	8.25%	9/1/2017	3,500	3,653,125
GeoEye, Inc.	9.625%	10/1/2015	3,500	3,784,375
iPCS, Inc.	2.591%#	5/1/2013	5,000	4,700,000
MetroPCS Wireless, Inc.	9.25%	11/1/2014	4,575	4,780,875
Nextel Communications, Inc.	6.875%	10/31/2013	17,000	17,042,500
Wind Acquisition Finance SA (Italy)†(e)	12.00%	12/1/2015	15,000	15,900,000

Total				52,597,375

Theaters & Entertainment 1.41%

AMC Entertainment, Inc.	11.00%	2/1/2016	3,775	4,010,938
Cinemark USA, Inc.	8.625%	6/15/2019	2,500	2,631,250
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	2,750	2,667,500
Regal Entertainment Group	9.125%	8/15/2018	675	695,250
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	3,950	4,226,500

Total				14,231,438

Transportation (Excluding Air/Rail) 0.30%

Navios Maritime Holdings, Inc. (Greece)(e)	9.50%	12/15/2014	3,000	3,007,500

Total High Yield Corporate Bonds (cost $884,043,031)				920,886,603

	Exercise Price	Expiration Date	Shares (000)
WARRANTS 0.02%

Auto Parts & Equipment
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	7	107,709
Cooper-Standard Holdings, Inc.*(a)	27.33	11/27/2017	6	86,413

Total Warrants (cost $123,345)				194,122

Total Long-Term Investments (cost $917,459,097)				954,449,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2010

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 3.35%

Repurchase Agreement

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $34,455,000 of Federal Home Loan Mortgage Corp. at 0.12% due 1/18/2011; value: $34,411,931; proceeds: $33,736,484 (cost $33,736,456)	$33,736	$33,736,456

Total Investments in Securities 98.08% (cost $951,195,553)		988,185,812

Other Assets in Excess of Liabilities(l) 1.92%		19,343,408

Net Assets 100.00%		$1,007,529,220

BRL Brazilian Real.

PIK Payment-in-kind.

*	Non-income producing security.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement for the period ending August 31,2010 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at August 31, 2010
Common Stock	May 24, 2010	96,261	$2,120,030	$33.50
Convertible Preferred Stock	May 24, 2010	3,292	329,200	150.50
Convertible Preferred Stock	July 19, 2010	35	3,500	150.50
Warrant	May 27, 2010	5,576	—	15.50

(b)	Restricted security. The Fund acquired 68,210 shares in a private placement on June 11, 2009 for a cost of $1,278,938. The fair value per share on August 31, 2010 is $34.25.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at August 31, 2010.
(d)	Defaulted security.
(e)	Foreign security traded in U.S. dollars.
(f)	Investment in non-U.S. dollar denominated security.
(g)	Debenture pays interest at an annual fixed rate of 6.375% through November 15, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.289% through November 15, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to November 15, 2017.
(h)	Debenture pays interest at an annual fixed rate of 9.25% though April 8, 2038. Thereafter, interest will be paid at an annual floating rate of 3-months LIBOR plus 5.54% through April 8, 2068. This debenture is subject to full redemption at the option of the issuer any time prior to April 8, 2038.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Debenture pays interest at an annual fixed rate of 6.15% through November 15, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.0025% through November 15, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to November 15, 2016.
(k)	Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.
(l)	Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts as follows:

Open Futures Contracts at August 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2010	200	Short	$(25,300,000)	$(1,244,356)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.06%

ASSET-BACKED SECURITIES 2.26%

Automobiles 1.25%

Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%	11/8/2011	$1,545	$1,548,532
Ford Credit Auto Lease Trust 2010-A A2†	1.04%	3/15/2013	2,000	2,003,999
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%	7/15/2012	763	764,639
Hyundai Auto Receivables Trust 2009-A A2	1.11%	2/15/2012	1,195	1,196,757
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%	8/15/2012	2,500	2,503,427
Nissan Auto Lease Trust 2009-A A3	2.92%	12/15/2011	3,980	4,022,372

Total				12,039,726

Other 1.01%

CenterPoint Energy Transition Bond Co. LLC 2009-1 A2	3.46%	8/15/2019	4,200	4,514,825
SLM Student Loan Trust 2006-2 A5	0.608%#	7/25/2025	2,045	1,956,159
SLM Student Loan Trust 2006-3 A3	0.538%#	4/25/2017	2,141	2,140,903
SLM Student Loan Trust 2008-1 A1	0.748%#	7/25/2013	1,093	1,093,909

Total				9,705,796

Total Asset-Backed Securities (cost $21,423,991)				21,745,522

CORPORATE BONDS 79.14%

Air Transportation 2.29%

Continental Airlines 1999-1 Class A Pass Through Trust	6.545%	2/2/2019	663	680,527
Continental Airlines 2009-2 Class A Pass Through Trust	7.25%	11/10/2019	1,295	1,411,550
Delta Air Lines, Inc.	6.20%	7/2/2018	750	770,625
Delta Air Lines, Inc.	6.821%	8/10/2022	2,076	2,122,798
Northwest Airlines, Inc.	7.027%	11/1/2019	2,175	2,141,950
Qantas Airways Ltd. (Australia)†(a)	6.05%	4/15/2016	2,500	2,745,905
Southwest Airlines Co.†	10.50%	12/15/2011	7,500	8,278,687
UAL 2007-1 Pass Through Trust	6.636%	7/2/2022	3,994	3,834,319

Total				21,986,361

Apparel 0.26%

Phillips-Van Heusen Corp.	7.75%	11/15/2023	2,300	2,508,014

Auto Parts: Original Equipment 0.62%

Cooper-Standard Automotive, Inc.†	8.50%	5/1/2018	500	513,750
ITC Holdings Corp.†	5.50%	1/15/2020	650	721,543
ITC Holdings Corp.†	6.05%	1/31/2018	4,130	4,738,159

Total				5,973,452

Automotive 0.09%

Oshkosh Corp.	8.50%	3/1/2020	750	800,625
Tenneco, Inc.†	7.75%	8/15/2018	100	102,500

Total				903,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Diversified 3.75%

Banco Espirito Santo Investimento de Brasil SA (Brazil)†(a)	5.625%	3/25/2015	$300	$305,502
Bank of America Corp.	5.625%	7/1/2020	3,625	3,741,580
Barclays Bank plc (United Kingdom)(a)	6.75%	5/22/2019	1,155	1,367,983
BOM Capital plc (Russia)†(a)	6.699%	3/11/2015	300	307,110
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%	2/4/2013	800	817,295
CIT Group, Inc.	7.00%	5/1/2017	5,000	4,726,560
Citigroup, Inc.	8.50%	5/22/2019	1,520	1,861,608
Corporacion Andina de Fomento (Venezuela)(a)	3.75%	1/15/2016	200	200,563
Credit Suisse AG (Switzerland)(a)	5.40%	1/14/2020	1,600	1,687,554
Credit Suisse NY	5.30%	8/13/2019	1,600	1,761,203
Discover Bank	7.00%	4/15/2020	1,500	1,606,438
Discover Bank	8.70%	11/18/2019	2,075	2,454,412
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	4,223	4,553,885
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	2,225	2,300,661
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	2,150	2,266,235
Itau Unibanco Holding SA (Brazil)†(a)	6.20%	4/15/2020	600	638,642
JPMorgan Chase & Co.	6.30%	4/23/2019	465	535,292
Morgan Stanley	6.25%	8/28/2017	1,104	1,203,529
Morgan Stanley	6.625%	4/1/2018	1,350	1,485,768
Regions Financial Corp.	5.75%	6/15/2015	1,000	1,016,793
Standard Chartered plc (United Kingdom)†(a)	3.85%	4/27/2015	575	595,138
VTB Capital SA (Luxembourg)†(a)	6.875%	5/29/2018	300	314,250
Woori Bank (South Korea)†(a)	4.50%	10/7/2015	350	356,753

Total				36,104,754

Banks: Money Center 0.21%

1Malaysia Sukuk Global Berhad (Malaysia)†(a)	3.928%	6/4/2015	1,000	1,054,810
Eurasian Development Bank (Kazakhstan)†(a)	7.375%	9/29/2014	400	428,000
Provincia de Cordoba (Argentina)†(a)	12.375%	8/17/2017	500	500,000

Total				1,982,810

Beverages 0.41%

Bacardi Ltd.†	8.20%	4/1/2019	3,000	3,903,588

Biotechnology Research & Production 0.83%

Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	1,025	1,048,063
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	4,000	4,310,000
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	1,375	1,497,031
FMC Finance III SA (Luxembourg)(a)	6.875%	7/15/2017	830	869,425
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	200	225,250

Total				7,949,769

Broadcasting 0.20%

Allbritton Communications Co.	8.00%	5/15/2018	1,000	990,000
Salem Communications Corp.	9.625%	12/15/2016	895	936,394

Total				1,926,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Brokers 0.56%

Raymond James Financial, Inc.	8.60%	8/15/2019	$4,500	$5,420,925

Building Materials 0.99%

Building Materials Corp. of America†	7.00%	2/15/2020	3,253	3,253,000
Holcim US Finance SARL & Cie SCS (Luxembourg)†(a)	6.00%	12/30/2019	3,000	3,250,482
Martin Marietta Materials, Inc.	6.25%	5/1/2037	2,200	2,450,725
Rearden G Holdings EINS GmbH (Germany)†(a)	7.875%	3/30/2020	500	528,125

Total				9,482,332

Business Services 1.18%

Expedia, Inc.	7.456%	8/15/2018	3,230	3,569,150
Hillenbrand, Inc.	5.50%	7/15/2020	2,797	2,936,886
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	700	702,050
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	3,375	2,980,246
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings†	10.25%	12/1/2017	1,100	1,163,250

Total				11,351,582

Cable Services 1.92%

Comcast Corp.	6.95%	8/15/2037	4,500	5,440,275
Time Warner Cable, Inc.	5.85%	5/1/2017	4,500	5,139,324
Time Warner Cable, Inc.	7.30%	7/1/2038	3,000	3,719,493
Time Warner Cable, Inc.	8.75%	2/14/2019	3,150	4,138,186

Total				18,437,278

Chemicals 1.98%

Airgas, Inc.†	7.125%	10/1/2018	5,700	6,291,375
CF Industries, Inc.	7.125%	5/1/2020	250	268,750
Chemtura Corp.†	7.875%	9/1/2018	300	307,125
Huntsman International LLC	7.875%	11/15/2014	250	253,125
Huntsman International LLC†	8.625%	3/15/2020	275	273,281
Incitec Pivot Finance LLC†	6.00%	12/10/2019	3,775	4,021,983
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	2,450	2,417,422
Methanex Corp. (Canada)(a)	8.75%	8/15/2012	2,500	2,587,500
Mosaic Co. (The)†	7.625%	12/1/2016	1,500	1,632,792
Phibro Animal Health Corp.†	9.25%	7/1/2018	250	255,625
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	450	475,856
Towngas China Co., Ltd. (Hong Kong)(a)	8.25%	9/23/2011	270	287,115

Total				19,071,949

Coal 0.69%

Drummond Co., Inc.	7.375%	2/15/2016	2,325	2,339,531
Drummond Co., Inc.†	9.00%	10/15/2014	424	445,730
Peabody Energy Corp.	5.875%	4/15/2016	2,750	2,784,375
Peabody Energy Corp.	7.875%	11/1/2026	770	795,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Coal (continued)

Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	$250	$253,750

Total				6,619,374

Communications & Media 0.14%

Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	1,300	1,356,875

Communications Technology 0.23%

American Tower Corp.	7.00%	10/15/2017	1,000	1,161,250
American Tower Corp.	7.25%	5/15/2019	916	1,074,010

Total				2,235,260

Computer Software 1.28%

BMC Software, Inc.	7.25%	6/1/2018	4,600	5,562,812
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	1,350	1,377,000
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	500	513,750
Intuit, Inc.	5.75%	3/15/2017	4,000	4,528,736
JDA Software Group, Inc.†	8.00%	12/15/2014	350	366,625

Total				12,348,923

Construction/Homebuilding 0.07%

Odebrecht Finance Ltd.†	7.00%	4/21/2020	600	642,000

Consumer Products 0.08%

Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	700	722,750

Containers 1.04%

BWAY Holding Co.†	10.00%	6/15/2018	250	266,250
Pactiv Corp.	7.95%	12/15/2025	2,943	2,654,345
Rock-Tenn Co.	5.625%	3/15/2013	2,148	2,223,180
Rock-Tenn Co.	9.25%	3/15/2016	1,223	1,348,358
Sealed Air Corp.†	6.875%	7/15/2033	3,631	3,509,038

Total				10,001,171

Copper 0.03%

Southern Copper Corp.	5.375%	4/16/2020	300	317,509

Data Product, Equipment & Communications 0.04%

Fidelity National Information Services, Inc.†	7.875%	7/15/2020	350	369,250

Diversified 0.27%

BHP Billiton Finance USA Ltd. (Australia)(a)	5.40%	3/29/2017	1,100	1,247,601
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	500	482,500
Voto-Votorantim Ltd.†	6.75%	4/5/2021	850	909,500

Total				2,639,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs 0.25%

Valeant Pharmaceuticals International†	7.625%	3/15/2020	$150	$181,500
Valeant Pharmaceuticals International	8.375%	6/15/2016	1,950	2,223,000

Total				2,404,500

Electric: Equipment/Components 0.16%

Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	1,400	1,563,037

Electric: Power 6.95%

AES Red Oak LLC	8.54%	11/30/2019	2,214	2,275,160
Allegheny Energy Supply Co. LLC†	6.75%	10/15/2039	3,000	3,073,332
Arizona Public Service Co.	5.50%	9/1/2035	4,220	4,300,821
Arizona Public Service Co.	6.875%	8/1/2036	752	892,687
Black Hills Corp.	6.50%	5/15/2013	500	545,279
Black Hills Corp.	9.00%	5/15/2014	1,950	2,314,085
Bruce Mansfield Unit	6.85%	6/1/2034	5,581	6,260,496
Cleco Power LLC	6.65%	6/15/2018	2,500	2,951,295
Connecticut Light & Power Co. (The)	6.35%	6/1/2036	754	957,196
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	2,785	2,714,909
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	8.50%	4/22/2015	1,000	1,064,015
Elm Road Generating Station Supercritical LLC†	6.09%	2/11/2040	198	226,608
Elwood Energy LLC	8.159%	7/5/2026	1,556	1,439,635
Energy East Corp.	6.75%	7/15/2036	2,450	2,847,219
Entergy Arkansas, Inc.	5.40%	5/1/2018	500	501,173
Entergy Louisiana LLC	5.83%	11/1/2010	500	501,167
Entergy Louisiana LLC	6.50%	9/1/2018	2,600	3,087,001
Entergy Mississippi, Inc.	5.92%	2/1/2016	1,000	1,013,004
Indiantown Cogeneration LP	9.77%	12/15/2020	1,700	1,914,567
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	1,780	2,048,052
Listrindo Capital BV (Netherlands)†(a)	9.25%	1/29/2015	200	220,947
NiSource Finance Corp.	10.75%	3/15/2016	6,225	8,165,245
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	1,750	1,898,750
NV Energy, Inc.	8.625%	3/15/2014	2,300	2,377,625
PNM Resources, Inc.	9.25%	5/15/2015	759	816,874
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	227	235,729
SPI Electricity & Gas Australia Holdings Pty Ltd. (Australia)(a)	5.75%	9/14/2016	750	837,225
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(a)	11.50%	2/12/2015	400	439,000
Tenaska Alabama Partners LP†	7.00%	6/30/2021	2,807	2,862,928
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,042	2,453,533
Tenaska Virginia Partners LP†	6.119%	3/30/2024	849	902,502
Texas-New Mexico Power Co.†	9.50%	4/1/2019	3,531	4,685,277

Total				66,823,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electrical Equipment 0.25%

Public Service Co. of New Mexico	7.50%	8/1/2018	$1,350	$1,475,609
Public Service Co. of New Mexico	7.95%	5/15/2018	475	522,050
STATS ChipPAC Ltd. (Singapore)†(a)	7.50%	8/12/2015	350	365,750

Total				2,363,409

Electrical: Household 0.42%

Legrand France SA (France)(a)	8.50%	2/15/2025	3,200	4,015,722

Electronics 0.56%

Sensus USA, Inc.	8.625%	12/15/2013	650	653,250
Thomas & Betts Corp.	5.625%	11/15/2021	4,225	4,768,322

Total				5,421,572

Electronics: Semi-Conductors/Components 0.82%

Advanced Micro Devices, Inc.†	7.75%	8/1/2020	200	199,000
Agilent Technologies, Inc.	6.50%	11/1/2017	1,950	2,265,290
KLA-Tencor Corp.	6.90%	5/1/2018	4,730	5,455,729

Total				7,920,019

Energy Equipment & Services 1.47%

Cameron International Corp.	6.375%	7/15/2018	5,442	6,114,947
Cameron International Corp.	7.00%	7/15/2038	1,448	1,672,113
CMS Energy Corp.	8.75%	6/15/2019	950	1,118,258
EQT Corp.	6.50%	4/1/2018	1,100	1,247,138
Kazatomprom (Kazakhstan)†(a)	6.25%	5/20/2015	200	213,500
Michigan Consolidated Gas Co.	5.70%	3/15/2033	984	1,103,662
NRG Energy, Inc.	7.375%	1/15/2017	500	505,000
NRG Energy, Inc.†	8.25%	9/1/2020	700	707,875
Salton Sea Funding Corp.	7.475%	11/30/2018	871	963,188
Stone Energy Corp.	8.625%	2/1/2017	500	492,500

Total				14,138,181

Engineering & Contracting Services 0.13%

New Enterprise Stone & Lime Co.†	11.00%	9/1/2018	1,250	1,250,000

Entertainment 0.13%

Live Nation Entertainment, Inc.†	8.125%	5/15/2018	225	218,250
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	850	824,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	250	221,250

Total				1,264,000

Environmental Services 0.04%

Casella Waste Systems, Inc.	11.00%	7/15/2014	350	384,125

Fertilizers 0.75%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	3,375	4,003,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Fertilizers (continued)

Potash Corp. of Saskatchewan, Inc. (Canada)(a)	5.875%	12/1/2036	$2,850	$3,171,756

Total				7,175,012

Financial: Miscellaneous 0.38%

Crown Castle Towers LLC†	3.214%	8/15/2015	550	557,546
Ford Motor Credit Co. LLC	8.70%	10/1/2014	2,250	2,458,834
Ford Motor Credit Co. LLC	9.75%	9/15/2010	325	325,553
JBS Finance II Ltd. (Brazil)†(a)	8.25%	1/29/2018	300	310,125

Total				3,652,058

Financial Services 4.43%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	935	990,431
Alta Wind Holdings LLC†	7.00%	6/30/2035	2,300	2,451,308
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	3,133	3,321,387
Astoria Depositor Corp.†	8.144%	5/1/2021	2,500	2,475,000
Banco Panamericano SA (Brazil)†(a)	8.50%	4/23/2020	1,050	1,151,063
Bank of America Corp.	7.375%	5/15/2014	1,000	1,142,482
Bear Stearns Cos. LLC	7.25%	2/1/2018	2,157	2,619,111
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	1,200	1,236,000
Conti-Gummi Finance BV†(a)	8.50%	7/15/2015	400	540,472
EDP Finance BV (Netherlands)†(a)	4.90%	10/1/2019	400	370,742
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	3,540	3,549,416
EGE Haina Finance Co. (Dominican Republic)†(a)	9.50%	4/26/2017	400	409,000
FMR LLC†	6.45%	11/15/2039	1,650	1,759,364
General Electric Capital Corp.	6.875%	1/10/2039	1,100	1,291,871
Grupo Papelero Scribe SA de CV (Mexico)†(a)	8.875%	4/7/2020	190	180,500
Itabo Finance SA (Dominican Republic)†(a)	10.875%	10/5/2013	100	104,250
Lender Processing Services, Inc.	8.125%	7/1/2016	400	430,000
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	2,500	2,680,295
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	375	378,750
Nomura Holdings, Inc. (Japan)(a)	6.70%	3/4/2020	1,250	1,430,148
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	3,000	3,324,924
Prudential Financial, Inc.	6.625%	6/21/2040	3,460	4,012,728
SquareTwo Financial Corp.†	11.625%	4/1/2017	850	754,375
TD Ameritrade Holding Corp.	5.60%	12/1/2019	1,750	1,941,259
Waha Aerospace BV (Netherlands)†(a)	3.925%	7/28/2020	400	410,590
Western Union Co. (The)	6.20%	6/21/2040	1,470	1,663,355
Xstrata Finance Canada Ltd. (Canada)†(a)	5.80%	11/15/2016	1,792	1,960,659

Total				42,579,480

Food 1.24%

Corporacion Pesquera Inca SAC (Peru)†(a)	9.00%	2/10/2017	630	652,050
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	900	805,500
Kraft Foods, Inc.	6.50%	2/9/2040	7,000	8,333,514
Michael Foods, Inc.†	9.75%	7/15/2018	250	263,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food (continued)

Southern States Cooperative, Inc.†	11.25%	5/15/2015	$800	$808,000
TreeHouse Foods, Inc.	7.75%	3/1/2018	1,000	1,060,000

Total				11,922,814

Gaming 0.15%

Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	845	811,200
Turning Stone Casino Resort†	9.125%	9/15/2014	650	659,750

Total				1,470,950

Health Care Products 0.47%

Alere, Inc.	7.875%	2/1/2016	500	492,500
Biogen Idec, Inc.	6.875%	3/1/2018	1,850	2,180,406
Biomet, Inc.	11.625%	10/15/2017	1,650	1,823,250

Total				4,496,156

Health Care Services 0.41%

Omega Healthcare Investors, Inc.	7.00%	1/15/2016	1,000	1,027,500
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	1,875	1,971,094
Select Medical Corp.	7.625%	2/1/2015	1,000	947,500

Total				3,946,094

Hospital Management 0.17%

Universal Health Services, Inc.	7.125%	6/30/2016	1,500	1,604,949

Household Equipment/Products 0.17%

Dollar General Corp.	10.625%	7/15/2015	1,500	1,653,750

Household Furnishings 0.28%

ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	1,300	1,313,000
Sealy Mattress Co.†	10.875%	4/15/2016	742	831,040
Simmons Bedding Co.†	11.25%	7/15/2015	500	538,750

Total				2,682,790

Industrial Products 0.36%

Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	1,025	1,169,684
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	2,000	2,300,330

Total				3,470,014

Insurance 1.77%

Aflac, Inc.	6.45%	8/15/2040	550	579,142
Aflac, Inc.	8.50%	5/15/2019	2,673	3,353,396
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,750	1,802,202
Markel Corp.	7.125%	9/30/2019	3,480	3,999,230
MetLife, Inc.	5.875%	2/6/2041	750	821,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Insurance (continued)

MetLife, Inc.	6.817%	8/15/2018	$1,650	$1,969,584
Validus Holdings Ltd.	8.875%	1/26/2040	775	836,327
Willis North America, Inc.	6.20%	3/28/2017	2,000	2,122,408
Willis North America, Inc.	7.00%	9/29/2019	1,375	1,519,214

Total				17,002,532

Investment Management Companies 0.55%

Equinox Holdings, Inc.†	9.50%	2/1/2016	225	226,125
Lazard Group LLC	7.125%	5/15/2015	4,500	4,854,290
Offshore Group Investments Ltd.†	11.50%	8/1/2015	250	250,625

Total				5,331,040

Leasing 0.38%

International Lease Finance Corp.	5.65%	6/1/2014	1,850	1,725,125
International Lease Finance Corp.†	8.625%	9/15/2015	375	378,281
International Lease Finance Corp.†	8.75%	3/15/2017	1,500	1,516,875

Total				3,620,281

Leisure 1.34%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	4,000	4,787,744
Leslie’s Poolmart, Inc.	7.75%	2/1/2013	1,500	1,515,000
Seneca Gaming Corp.	7.25%	5/1/2012	1,275	1,246,313
Seneca Gaming Corp.	7.25%	5/1/2012	1,200	1,173,000
Speedway Motorsports, Inc.	6.75%	6/1/2013	2,349	2,366,617
Speedway Motorsports, Inc.	8.75%	6/1/2016	1,350	1,434,375
Travelport LLC/Travelport, Inc.†	9.00%	3/1/2016	350	347,375

Total				12,870,424

Lodging 1.09%

Hyatt Hotels Corp.†	5.75%	8/15/2015	3,470	3,697,677
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,000	3,332,046
Marina District Finance Co., Inc.†	9.875%	8/15/2018	675	676,688
Wyndham Worldwide Corp.	7.375%	3/1/2020	2,100	2,224,853
Wyndham Worldwide Corp.	9.875%	5/1/2014	500	578,075

Total				10,509,339

Machinery: Agricultural 0.54%

Lorillard Tobacco Co.	8.125%	6/23/2019	2,481	2,863,873
Lorillard Tobacco Co.	8.125%	5/1/2040	2,000	2,118,916
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	250	257,000

Total				5,239,789

Machinery: Industrial/Specialty 0.24%

CPM Holdings, Inc.†	10.625%	9/1/2014	900	976,500
SPX Corp.†	6.875%	9/1/2017	1,323	1,369,305

Total				2,345,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Machinery: Oil Well Equipment & Services 1.21%

National Oilwell Varco, Inc.	6.125%	8/15/2015	$4,700	$4,855,293
Ormat Funding Corp.	8.25%	12/30/2020	752	707,100
Pride International, Inc.	6.875%	8/15/2020	700	737,625
Pride International, Inc.	7.375%	7/15/2014	3,500	3,586,030
Pride International, Inc.	8.50%	6/15/2019	1,530	1,740,375

Total				11,626,423

Manufacturing 0.24%

Amsted Industries, Inc.†	8.125%	3/15/2018	500	518,125
Freedom Group, Inc.†	10.25%	8/1/2015	700	733,250
Freedom Group, Inc.†	10.25%	8/1/2015	250	261,875
Trinity Industries, Inc.	6.50%	3/15/2014	750	770,625

Total				2,283,875

Media 2.30%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	2,500	2,600,000
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	5,750	6,346,758
Entravision Communications Corp.†	8.75%	8/1/2017	75	75,375
Gaylord Entertainment Co.	6.75%	11/15/2014	850	820,250
LIN Television Corp.†	8.375%	4/15/2018	225	230,906
NET Servicos de Comunicacao SA (Brazil)†(a)	7.50%	1/27/2020	600	681,750
News America, Inc.	6.90%	8/15/2039	2,450	2,945,919
Nielsen Finance LLC/Nielsen Finance Co.	10.00%	8/1/2014	500	527,500
Rainbow National Services LLC†	10.375%	9/1/2014	1,075	1,120,688
Time Warner, Inc.	7.625%	4/15/2031	4,540	5,674,918
Viacom, Inc.	6.75%	10/5/2037	925	1,101,585

Total				22,125,649

Metal Fabricating 0.40%

Timken Co.	6.00%	9/15/2014	2,650	2,942,947
Xstrata Canada Corp. (Canada)(a)	6.20%	6/15/2035	925	941,398

Total				3,884,345

Metals & Minerals: Miscellaneous 4.03%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	3,475	4,640,880
CII Carbon LLC†	11.125%	11/15/2015	1,725	1,772,437
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	1,650	1,806,681
Compass Minerals International, Inc.	8.00%	6/1/2019	1,000	1,045,000
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	5,300	5,890,521
Freeport-McMoRan Corp.	7.125%	11/1/2027	2,000	2,169,128
Freeport-McMoRan Corp.	9.50%	6/1/2031	900	1,242,562
Rio Tinto Finance USA Ltd. (Australia)(a)	9.00%	5/1/2019	6,500	8,896,576
Teck Resources Ltd. (Canada)(a)	10.25%	5/15/2016	1,950	2,359,689
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	7,150	8,897,153

Total				38,720,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Natural Gas 2.19%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	$4,200	$5,240,592
SEMCO Energy, Inc.†	5.15%	4/21/2020	2,400	2,627,983
Source Gas LLC†	5.90%	4/1/2017	4,150	4,149,004
Spectra Energy Capital LLC	5.50%	3/1/2014	1,186	1,288,827
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,784,138
Texas Eastern Transmission LP	7.00%	7/15/2032	3,164	3,933,659

Total				21,024,203

Oil 5.13%

Anadarko Petroleum Corp.	6.20%	3/15/2040	3,925	3,369,028
Brigham Exploration Co.	9.625%	5/1/2014	1,100	1,144,000
Concho Resources, Inc.	8.625%	10/1/2017	400	420,000
Continental Resources, Inc.†	7.375%	10/1/2020	750	761,250
Continental Resources, Inc.	8.25%	10/1/2019	1,400	1,499,750
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	1,506	1,597,704
Halliburton Co.	6.15%	9/15/2019	455	539,739
Halliburton Co.	6.70%	9/15/2038	2,430	3,034,154
Holly Corp.	9.875%	6/15/2017	1,175	1,239,625
KazMunaiGaz Finance Sub BV (Netherlands)†(a)	7.00%	5/5/2020	250	268,750
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	834	884,040
Mariner Energy, Inc.	8.00%	5/15/2017	800	888,000
Mariner Energy, Inc.	11.75%	6/30/2016	1,400	1,778,000
Naftogaz of Ukraine (Ukraine)(a)	9.50%	9/30/2014	300	330,759
NuStar Logistics LP	4.80%	9/1/2020	750	762,769
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	1,725	1,791,844
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	3,800	4,336,214
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	400	482,000
QEP Resources, Inc.	6.875%	3/1/2021	2,950	3,090,125
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,300	1,416,510
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	1,000	1,197,483
Rosetta Resources, Inc.†	9.50%	4/15/2018	400	410,000
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,285	4,548,202
Swift Energy Co.	8.875%	1/15/2020	500	515,000
Whiting Petroleum Corp.	7.00%	2/1/2014	1,700	1,768,000
Whiting Petroleum Corp.	7.25%	5/1/2013	550	559,955
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	3,000	3,521,058
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	5,494	7,221,143

Total				49,375,102

Oil: Crude Producers 4.14%

Alberta Energy Co., Ltd. (Canada)(a)	8.125%	9/15/2030	4,965	6,491,862
Cimarex Energy Co.	7.125%	5/1/2017	775	806,000
Enogex LLC†	6.25%	3/15/2020	4,000	4,519,844
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	3,191	3,820,457
Holly Energy Partners LP/Holly Energy Finance Corp.†	8.25%	3/15/2018	1,450	1,497,125
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,011,749
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,842	4,197,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oil: Crude Producers (continued)

Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	$1,000	$1,066,349
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	3,245	3,542,148
NGPL PipeCo LLC†	7.119%	12/15/2017	1,700	1,812,355
NGPL PipeCo LLC†	7.768%	12/15/2037	1,000	1,027,224
Noble Energy, Inc.	5.25%	4/15/2014	1,500	1,633,899
Petroleum Development Corp.	12.00%	2/15/2018	1,225	1,323,000
Plains Exploration & Production Co.	10.00%	3/1/2016	470	517,000
Southeast Supply Header LLC†	4.85%	8/15/2014	2,600	2,785,682
Southern Star Central Corp.†	6.75%	3/1/2016	1,000	1,012,500
Southwestern Energy Co.	7.50%	2/1/2018	2,450	2,774,625

Total				39,839,785

Oil: Integrated Domestic 2.98%

El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	900	965,309
Hess Corp.	7.125%	3/15/2033	1,900	2,319,940
Marathon Oil Corp.	6.60%	10/1/2037	1,875	2,249,323
National Fuel Gas Co.	6.50%	4/15/2018	1,400	1,570,428
National Fuel Gas Co.	8.75%	5/1/2019	3,975	5,090,123
Occidental Petroleum Corp.	9.25%	8/1/2019	898	1,246,462
Pacific Energy Partners LP/PAA Finance Corp.	6.25%	9/15/2015	500	515,556
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,800	1,904,258
Questar Gas Co.	7.20%	4/1/2038	3,202	4,070,129
Questar Pipeline Co.	5.83%	2/1/2018	1,250	1,438,899
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,045	5,576,208
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	300	314,250
Thermon Industries, Inc.†	9.50%	5/1/2017	125	128,750
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,246,862

Total				28,636,497

Oil: Integrated International 0.78%

Statoil ASA (Norway)(a)	5.10%	8/17/2040	2,900	3,139,404
Statoil ASA (Norway)(a)	7.15%	11/15/2025	1,610	2,088,423
Suncor Energy, Inc. (Canada)(a)	6.50%	6/15/2038	1,950	2,278,581

Total				7,506,408

Paper & Forest Products 1.07%

Clearwater Paper Corp.	10.625%	6/15/2016	1,825	2,062,250
Georgia-Pacific LLC	8.875%	5/15/2031	2,000	2,230,000
Glatfelter†	7.125%	5/1/2016	1,200	1,213,500
Plum Creek Timberlands LP	5.875%	11/15/2015	2,000	2,206,200
Potlatch Corp.	6.95%	12/15/2015	500	502,500
Sino-Forest Corp. (Hong Kong)†(a)	9.125%	8/17/2011	230	241,500
Sino-Forest Corp. (Hong Kong)†(a)	10.25%	7/28/2014	1,000	1,132,500
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	650	653,250

Total				10,241,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pollution Control 0.21%

Browning-Ferris Industries, Inc.	9.25%	5/1/2021	$535	$683,920
Clean Harbors, Inc.	7.625%	8/15/2016	1,260	1,297,800

Total				1,981,720

Real Estate Investment Trusts 0.76%

Developers Diversified Realty Corp.	7.875%	9/1/2020	600	611,510
Digital Realty Trust LP†	5.875%	2/1/2020	750	796,481
Entertainment Properties Trust†	7.75%	7/15/2020	2,350	2,326,500
Federal Realty Investment Trust	5.90%	4/1/2020	750	837,212
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	1,250	1,352,930
Tanger Properties LP	6.15%	11/15/2015	1,250	1,391,644

Total				7,316,277

Retail 0.29%

Arcos Dorados BV (Netherlands)†(a)	7.50%	10/1/2019	1,250	1,356,250
QVC, Inc.†	7.50%	10/1/2019	1,025	1,050,625
Vitamin Shoppe Industries, Inc.	7.876%#	11/15/2012	350	351,313

Total				2,758,188

Retail: Specialty 0.47%

Brown Shoe Co., Inc.	8.75%	5/1/2012	1,200	1,227,000
Home Depot, Inc. (The)	5.875%	12/16/2036	2,400	2,571,187
Sonic Automotive, Inc.	9.00%	3/15/2018	750	766,875

Total				4,565,062

Services 0.04%

Iron Mountain, Inc.	7.75%	1/15/2015	221	224,315
Town Sports International Holdings, Inc.	11.00%	2/1/2014	200	186,500

Total				410,815

Steel 1.42%

Allegheny Ludlum Corp.	6.95%	12/15/2025	350	358,987
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,800	4,617,293
ArcelorMittal (Luxembourg)(a)	9.85%	6/1/2019	2,950	3,712,646
CSN Resources SA (Brazil)†(a)	6.50%	7/21/2020	600	628,500
Valmont Industries, Inc.	6.625%	4/20/2020	3,168	3,279,292
Valmont Industries, Inc.	6.875%	5/1/2014	1,000	1,025,000

Total				13,621,718

Storage Facilities 0.26%

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	2,350	2,485,125

Telecommunications 1.79%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,000	1,015,000
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	4,225	4,626,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications (continued)

GCI, Inc.	8.625%	11/15/2019	$875	$923,125
GeoEye, Inc.	9.625%	10/1/2015	575	621,719
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	900	927,000
Intelsat Jackson Holdings SA (Luxembourg)†(a)	8.50%	11/1/2019	600	637,500
Intelsat Subsidiary Holding Co., Ltd. (Luxembourg)†(a)	8.875%	1/15/2015	475	490,438
Millicom International Cellular SA (Luxembourg)(a)	10.00%	12/1/2013	164	170,150
MTS International Funding Ltd. (Ireland)†(a)	8.625%	6/22/2020	200	227,500
NII Capital Corp.	10.00%	8/15/2016	1,150	1,295,187
Telecom Italia Capital SpA (Italy)(a)	7.721%	6/4/2038	1,975	2,224,604
Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	500	636,250
ViaSat, Inc.	8.875%	9/15/2016	400	425,500
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	1,550	1,712,750
Wind Acquisition Finance SA (Italy)†(a)	12.00%	12/1/2015	500	530,000
WireCo WorldGroup†	9.50%	5/15/2017	700	708,750

Total				17,171,848

Telecommunications Equipment 0.18%

Nokia OYJ (Finland)(a)	5.375%	5/15/2019	1,600	1,768,254

Telecommunications: Wireless 0.27%

DigitalGlobe, Inc.	10.50%	5/1/2014	2,350	2,579,125

Textile Products 0.06%

Mohawk Industries, Inc.	6.50%	1/15/2011	587	595,805

Tobacco 1.26%

Altria Group, Inc.	9.95%	11/10/2038	5,750	8,223,851
Universal Corp.	6.25%	12/1/2014	3,500	3,864,693

Total				12,088,544

Transportation: Miscellaneous 0.92%

Commercial Barge Line Co.	12.50%	7/15/2017	650	705,250
Martin Midstream Partners LP/Martin Midstream Finance Corp.†	8.875%	4/1/2018	325	326,625
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)†(a)	8.875%	11/1/2017	1,500	1,563,750
Ryder System, Inc.	3.60%	3/1/2016	500	506,349
Teekay Corp. (Canada)(a)	8.50%	1/15/2020	350	375,375
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	265	263,675
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	5,000	5,129,905

Total				8,870,929

Utilities: Electrical 1.68%

Calpine Corp.†	7.875%	7/31/2020	1,100	1,108,250
IPALCO Enterprises, Inc.†	7.25%	4/1/2016	3,725	3,911,250
IPALCO Enterprises, Inc.	8.625%	11/14/2011	1,700	1,793,500
Otter Tail Corp.	9.00%	12/15/2016	3,500	3,736,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities: Electrical (continued)

TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	$300	$310,096
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,400	1,496,957
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019	200	215,597
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	3,425	3,628,130

Total				16,200,030

Total Corporate Bonds (cost $699,986,153)				761,054,278

FLOATING RATE LOANS(b) 0.31%

Diversified 0.11%

New Development Holdings, Inc. Term Loan	7.00%	7/3/2017	1,000	1,016,518

Drugs 0.09%

Warner Chilcott plc Term Loan	6.25%	4/30/2015	157	157,257
Warner Chilcott plc Term Loan A	6.00%	10/30/2014	322	322,198
Warner Chilcott plc Term Loan B	6.25%	4/30/2015	152	151,841
Warner Chilcott plc Term Loan B2	6.25%	4/30/2015	253	252,842

Total				884,138

Energy Equipment & Services 0.01%

Targa Resources, Inc. New Term Loan	5.75%	7/5/2016	75	74,715

Forestry/Paper 0.10%

Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B	1.00%	1/2/2016	1,000	1,005,982

Total Floating Rate Loans (cost $2,966,260)				2,981,353

FOREIGN BONDS(c) 0.44%

Netherlands 0.08%

New World Resources NV†	7.875%	5/1/2018	EUR 250	323,149
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR 300	386,828

Total				709,977

Spain 0.09%

INAER Aviation Finance Ltd.†	9.50%	8/1/2017	EUR 700	858,245

United Kingdom 0.27%

Infinis plc†	9.125%	12/15/2014	GBP 1,500	2,386,744
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP 150	238,099

Total				2,624,843

Total Foreign Bonds (cost $4,319,213)				4,193,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
FOREIGN GOVERNMENT OBLIGATIONS 1.11%

Argentina 0.02%

Republic of Argentina(a)	8.28%	12/31/2033	$193	$148,879

Bahamas 0.09%

Commonwealth of Bahamas†	6.95%	11/20/2029	815	873,444

Bahrain 0.07%

Kingdom of Bahrain†(a)	5.50%	3/31/2020	600	632,905

Barbados 0.06%

Barbados Government†(a)	7.00%	8/4/2022	600	626,819

Bermuda 0.06%

Bermuda Government†	5.603%	7/20/2020	500	549,687

Brazil 0.03%

Federal Republic of Brazil(a)	5.625%	1/7/2041	300	325,500

Cayman Islands 0.18%

Cayman Islands Government†	5.95%	11/24/2019	1,600	1,740,189

Dominican Republic 0.06%

Dominican Republic†(a)	7.50%	5/6/2021	400	442,000
Dominican Republic†(a)	9.04%	1/23/2018	109	128,425

Total				570,425

Lithuania 0.07%

Republic of Lithuania†(a)	6.75%	1/15/2015	600	653,935

Mexico 0.06%

United Mexican States(a)	5.875%	2/17/2014	500	559,500

Poland 0.08%

Republic of Poland(a)	3.875%	7/16/2015	425	439,934
Republic of Poland(a)	6.375%	7/15/2019	312	369,267

Total				809,201

Russia 0.30%

Russia Eurobonds†(a)	3.625%	4/29/2015	1,100	1,098,625
Russia Eurobonds†(a)	5.00%	4/29/2020	1,000	1,025,000
Russia Eurobonds†(a)	7.50%	3/31/2030	644	765,716

Total				2,889,341

Ukraine 0.02%

Ukraine Government†(a)	6.58%	11/21/2016	200	199,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
Venezuela 0.01%

Republic of Venezuela(a)	9.375%		1/13/2034	$148		$96,052

Total Foreign Government Obligations (cost $9,863,656)						10,674,877

GOVERNMENT SPONSORED ENTERPRISES BOND 0.53%

Federal Home Loan Mortgage Corp. (cost $5,115,772)	4.75%		11/17/2015	4,450		5,130,107

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.14%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(d)	10/15/2020	—	(e)	9,151
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	26		24,482
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(d)	8/15/2021	3		27,081
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(d)	12/15/2020	—	(e)	4,214
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(d)	12/15/2020	—	(e)	8,369
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(d)	2/15/2021	—	(e)	5,392
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(d)	2/15/2021	—	(e)	10,818
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(d)	4/15/2021	—	(e)	4,246
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(d)	4/15/2021	—	(e)	4,202
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(d)	4/15/2021	—	(e)	16,337
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(d)	5/15/2021	1		25,570
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	31		28,109
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(d)	9/15/2021	—	(e)	8,831
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	66		61,729
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(d)	11/15/2021	—	(e)	3,129
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(d)	2/15/2022	—	(e)	1,296
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(d)	4/15/2022	—	(e)	1,813
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	109		95,587
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	50		47,800
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	6,500		7,335,932
Federal Home Loan Mortgage Corp. K004 A2	4.186%		8/25/2019	9,116		9,777,246
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	7,360		8,049,374
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	15		2,916
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	6		5,446
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(d)	12/25/2021	—	(e)	6,444
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	4,400		4,621,101

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $28,165,354)						30,186,617

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 0.42%

Federal National Mortgage Assoc.(f) (cost $3,861,001)	4.47	%#	10/1/2035	3,861		4,046,899

MUNICIPAL BONDS 3.50%

Education 0.17%

Los Angeles CA Cmnty College Dist Build America Bds	6.60%		8/1/2042	800		892,488
Los Angeles CA Cmnty College Dist Build America Bds	6.75%		8/1/2049	650		735,306

Total						1,627,794

General Obligation 0.29%

Memphis TN Build America Bds Ser B	5.895%		5/1/2027	1,405		1,593,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
General Obligation (continued)

Philadelphia PA Sch Dist Build America Bds	6.765%	6/1/2040	$1,095	$1,166,471

Total				2,760,359

Housing 0.27%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds	6.004%	1/15/2040	700	791,105
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	1,550	1,772,719

Total				2,563,824

Other Revenue 0.57%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,715	1,932,651
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	1,100	1,193,544
FL Atlantic Univ Fin Corp Cap Impt Rev Build America Bds	7.589%	7/1/2037	670	733,509
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	1,475	1,608,650

Total				5,468,354

Power 0.21%

Guam Pwr Auth Rev Ser A	7.50%	10/1/2015	1,500	1,548,465
Sacramento CA Muni Util Dist Build America Bds Ser W	6.156%	5/15/2036	450	479,030

Total				2,027,495

Sales Tax 0.31%

New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	2,800	2,998,856

Transportation 0.89%

Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	2,225	2,471,908
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	275	302,959
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	925	980,112
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	2,245	2,358,372
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	1,055	1,149,939
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	632	717,074
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	500	581,765

Total				8,562,129

Utilities 0.79%

East Baton Rouge LA Swr Commn Build America Bds	6.087%	2/1/2045	440	455,809
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	1,075	1,187,026
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	2,850	2,822,412
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	1,260	1,427,605
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	700	790,426

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities (continued)

Seattle WA Muni Lt & Pwr Rev Build America Bds	5.57%	2/1/2040	$900	$969,804

Total				7,653,082

Total Municipal Bonds (cost $31,134,241)				33,661,893

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.21%

Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	1,105	1,197,149
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	3,275	3,599,037
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.296%#	10/12/2042	3,620	4,007,564
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	5,000	5,451,485
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%	10/12/2041	3,350	3,681,711
Credit Suisse Mortgage Capital 2006-C1 A2	5.512%#	2/15/2039	2,917	3,035,038
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	4,986	5,210,355
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%#	8/15/2038	2,500	2,710,755
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%	10/14/2022	3,150	3,323,410
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.514%#	3/10/2044	3,460	3,790,995
GS Mortgage Securities Corp. II 2010-C1 A2	4.592%	8/10/2043	2,000	2,150,904
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	2,500	2,642,505
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%	9/12/2037	3,000	3,254,075
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.991%#	6/15/2049	1,615	1,689,638
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	2,300	2,502,983
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	958	985,503
Morgan Stanley Capital I 2006-IQ11 A2	5.693%#	10/15/2042	2,391	2,437,890
Morgan Stanley Capital I 2006-T23 AAB	5.968%#	8/12/2041	2,525	2,767,170
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	4,600	4,825,883
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	468	469,851

Total Non-Agency Commercial Mortgage-Backed Securities (cost $55,998,397)				59,733,901

Total Long-Term Investments (cost $862,834,038)				933,408,512

SHORT-TERM INVESTMENTS 2.10%

Repurchase Agreements

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $2,435,000 of Federal Home Loan Mortgage Corp. at 0.12% due 1/25/2011; value: $2,431,956; proceeds: $2,383,013			2,383	2,383,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Investments	Principal Amount (000)	Value
Repurchase Agreements (continued)

Repurchase Agreement dated 8/31/2010, 0.23% due 9/1/2010 with JPMorgan Chase & Co. collateralized by $18,105,000 of Federal Home Loan Bank at 0.497% due 10/13/2011; value: $18,117,497; proceeds: $17,776,114	$17,776	$17,776,000

Total Short-Term Investments (cost $20,159,011)		20,159,011

Total Investments in Securities 99.16% (cost $882,993,049)		953,567,523

Cash and Other Assets in Excess of Liabilities(g) 0.84%		8,037,332

Net Assets 100.00%		$961,604,855

EUR euro dollar.

GBP British pound.

IO Interest Only.

PO Principal Only.

#	Variable rate security. The interest rate represents the rate in effect at August 31, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at August 31, 2010.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(e)	Amount is less than $1,000.
(f)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2010 (See Note 2 (e)).
(g)	Cash and other assets in excess Liabilities of include net unrealized depreciation on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at August 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	December 2010	102	Long	$12,272,672	$78,582
U.S. 10-Year Treasury Note	December 2010	272	Short	(34,170,000)	(342,949)
U.S. 30-Year Treasury Bond	December 2010	277	Short	(37,403,656)	(736,074)

Totals				$(59,300,984)	$(1,000,441)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Open Forward Foreign Currency Exchange Contracts at August 31, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	UBS AG	10/8/2010	7,200,000	$1,785,050	$1,808,826	$23,776
Brazilian real	Buy	Barclays Bank plc	11/8/2010	1,905,000	1,040,983	1,070,465	29,482
Brazilian real	Buy	Barclays Bank plc	11/8/2010	845,000	472,067	474,826	2,759
Brazilian real	Buy	Barclays Bank plc	11/8/2010	135,000	75,251	75,860	609
Brazilian real	Buy	UBS AG	12/10/2010	2,200,000	1,222,902	1,227,268	4,366
British pound	Sell	UBS AG	9/15/2010	1,674,251	2,434,277	2,567,485	(133,208)
Chilean peso	Buy	UBS AG	10/8/2010	39,497,000	72,271	78,468	6,197
Chilean peso	Buy	UBS AG	10/8/2010	55,500,000	104,282	110,261	5,979
Chilean peso	Buy	Barclays Bank plc	11/8/2010	230,000,000	439,686	456,575	16,889
Chilean peso	Buy	UBS AG	12/10/2010	1,155,000,000	2,289,849	2,289,995	146
Chinese yuan renminbi	Buy	UBS AG	10/8/2010	8,830,000	1,312,816	1,297,298	(15,518)
Chinese yuan renminbi	Buy	UBS AG	10/8/2010	761,000	112,027	111,806	(221)
Chinese yuan renminbi	Buy	UBS AG	10/8/2010	2,779,000	409,761	408,289	(1,472)
Colombian peso	Buy	UBS AG	10/8/2010	2,165,000,000	1,142,058	1,185,225	43,167
Colombian peso	Sell	UBS AG	10/8/2010	198,084,000	102,794	108,441	(5,647)
Czech koruna	Buy	Morgan Stanley	10/8/2010	43,260,000	2,058,970	2,213,116	154,146
Czech koruna	Buy	Morgan Stanley	10/8/2010	12,742,000	608,161	651,862	43,701
Czech koruna	Buy	Goldman Sachs	11/8/2010	53,000,000	2,689,059	2,710,752	21,693
Czech koruna	Buy	Goldman Sachs	11/8/2010	2,550,000	131,817	130,423	(1,394)
Czech koruna	Buy	Barclays Bank plc	12/10/2010	20,540,000	1,042,904	1,050,278	7,374
euro dollar	Sell	Morgan Stanley	10/8/2010	235,000	287,390	297,790	(10,400)
euro dollar	Sell	Goldman Sachs	10/13/2010	396,019	500,782	501,829	(1,047)
euro dollar	Sell	Goldman Sachs	10/13/2010	691,215	893,202	875,897	17,305
euro dollar	Sell	Goldman Sachs	10/22/2010	250,000	322,170	316,792	5,378
euro dollar	Sell	UBS AG	10/29/2010	297,813	386,403	377,375	9,028
euro dollar	Sell	Barclays Bank plc	12/10/2010	1,575,000	1,992,029	1,995,597	(3,568)
Hong Kong dollar	Buy	Goldman Sachs	10/8/2010	5,175,000	666,070	665,446	(624)
Hong Kong dollar	Buy	Goldman Sachs	10/8/2010	1,237,000	159,216	159,064	(152)
Hong Kong dollar	Buy	Goldman Sachs	10/8/2010	405,000	52,119	52,078	(41)
Hong Kong dollar	Sell	Goldman Sachs	10/8/2010	5,647,000	725,332	726,140	(808)
Hong Kong dollar	Buy	Barclays Bank plc	11/8/2010	1,260,000	162,206	162,056	(150)
Hong Kong dollar	Buy	Barclays Bank plc	11/8/2010	43,300,000	5,574,940	5,569,065	(5,875)
Hong Kong dollar	Buy	Morgan Stanley	12/10/2010	7,780,000	1,001,209	1,000,846	(363)
Hungarian forint	Buy	Barclays Bank plc	10/8/2010	10,000,000	45,733	43,966	(1,767)
Hungarian forint	Buy	Barclays Bank plc	10/8/2010	177,735,000	756,319	781,438	25,119
Hungarian forint	Buy	Barclays Bank plc	10/8/2010	28,565,000	126,641	125,590	(1,051)
Hungarian forint	Buy	UBS AG	11/8/2010	22,000,000	96,631	96,399	(232)
Hungarian forint	Buy	UBS AG	11/8/2010	558,000,000	2,473,733	2,445,031	(28,702)
Hungarian forint	Buy	UBS AG	11/8/2010	27,000,000	123,063	118,308	(4,755)
Hungarian forint	Buy	Morgan Stanley	12/10/2010	578,000,000	2,549,850	2,523,981	(25,869)
Indian rupee	Buy	UBS AG	11/10/2010	106,900,000	2,230,336	2,250,226	19,890
Indian rupee	Buy	UBS AG	11/10/2010	4,000,000	84,710	84,199	(511)
Indian rupee	Buy	Goldman Sachs	12/10/2010	22,450,000	474,831	470,736	(4,095)
Indonesian rupiah	Buy	UBS AG	10/8/2010	6,950,000,000	764,997	764,282	(715)
Indonesian rupiah	Buy	UBS AG	10/8/2010	873,966,000	97,367	96,109	(1,258)
Indonesian rupiah	Sell	UBS AG	10/8/2010	1,523,966,000	165,253	167,588	(2,335)
Indonesian rupiah	Buy	Barclays Bank plc	11/8/2010	19,000,000,000	2,067,465	2,078,388	10,923
Israeli new shekel	Buy	UBS AG	10/8/2010	1,545,000	401,028	404,859	3,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Israeli new shekel	Buy	UBS AG	10/8/2010	210,000	$55,663	$55,029	$(634)
Israeli new shekel	Sell	UBS AG	10/8/2010	450,000	115,467	117,920	(2,453)
Israeli new shekel	Buy	Morgan Stanley	12/10/2010	7,080,000	1,851,464	1,853,572	2,108
Malaysian ringgit	Buy	Barclays Bank plc	10/8/2010	970,000	303,504	308,361	4,857
Malaysian ringgit	Sell	Barclays Bank plc	10/8/2010	561,000	172,615	178,340	(5,725)
Malaysian ringgit	Buy	Goldman Sachs	11/8/2010	3,860,000	1,188,424	1,224,627	36,203
Malaysian ringgit	Buy	UBS AG	12/10/2010	1,680,000	534,011	531,909	(2,102)
Mexican peso	Buy	Barclays Bank plc	10/8/2010	10,700,000	833,041	807,598	(25,443)
Mexican peso	Buy	Barclays Bank plc	10/8/2010	1,020,000	76,970	76,986	16
Mexican peso	Buy	Barclays Bank plc	10/8/2010	3,158,000	243,197	238,354	(4,843)
Mexican peso	Buy	Barclays Bank plc	10/8/2010	1,000,000	78,026	75,476	(2,550)
Mexican peso	Sell	Barclays Bank plc	10/8/2010	9,358,000	718,575	706,309	12,266
Mexican peso	Buy	UBS AG	11/8/2010	30,250,000	2,338,146	2,276,104	(62,042)
Mexican peso	Buy	UBS AG	11/8/2010	5,650,000	443,674	425,124	(18,550)
Mexican peso	Buy	UBS AG	11/8/2010	3,350,000	262,555	252,064	(10,491)
Mexican peso	Buy	Morgan Stanley	12/10/2010	90,430,000	6,866,884	6,781,608	(85,276)
Peruvian Nuevo sol	Buy	Goldman Sachs	12/10/2010	4,240,000	1,522,989	1,522,612	(377)
Philippine peso	Buy	Goldman Sachs	10/8/2010	143,000,000	3,094,568	3,140,673	46,105
Philippine peso	Buy	Goldman Sachs	10/8/2010	6,500,000	143,046	142,758	(288)
Philippine peso	Sell	Goldman Sachs	10/8/2010	18,800,000	415,378	412,900	2,478
Polish zloty	Buy	Goldman Sachs	10/8/2010	2,970,000	885,193	937,397	52,204
Polish zloty	Buy	Goldman Sachs	10/8/2010	3,500,000	1,028,867	1,104,677	75,810
Polish zloty	Buy	Goldman Sachs	10/8/2010	905,000	290,810	285,638	(5,172)
Polish zloty	Buy	Barclays Bank plc	11/8/2010	720,000	224,606	226,763	2,157
Polish zloty	Buy	Barclays Bank plc	11/8/2010	12,600,000	3,905,765	3,968,356	62,591
Polish zloty	Buy	Barclays Bank plc	11/8/2010	140,000	45,353	44,093	(1,260)
Polish zloty	Buy	Barclays Bank plc	11/8/2010	1,200,000	396,040	377,939	(18,101)
Polish zloty	Buy	UBS AG	12/10/2010	180,000	56,820	56,564	(256)
Polish zloty	Buy	UBS AG	12/10/2010	11,060,000	3,473,400	3,475,565	2,165
Romanian new leu	Buy	Morgan Stanley	10/8/2010	3,065,000	873,468	905,667	32,199
Romanian new leu	Buy	Morgan Stanley	10/8/2010	559,000	168,805	165,177	(3,628)
Romanian new leu	Buy	Morgan Stanley	10/8/2010	1,186,000	328,213	350,447	22,234
Romanian new leu	Buy	Barclays Bank plc	12/10/2010	6,590,000	1,936,811	1,929,710	(7,101)
Russian ruble	Buy	Barclays Bank plc	10/8/2010	72,900,000	2,337,475	2,357,981	20,506
Singapore dollar	Buy	Barclays Bank plc	10/8/2010	2,295,000	1,648,588	1,693,055	44,467
Singapore dollar	Buy	Barclays Bank plc	10/8/2010	300,000	217,989	221,314	3,325
Singapore dollar	Sell	Barclays Bank plc	10/8/2010	514,000	368,168	379,185	(11,017)
Singapore dollar	Buy	Morgan Stanley	11/8/2010	5,320,000	3,869,575	3,924,716	55,141
Singapore dollar	Buy	Morgan Stanley	11/8/2010	290,000	213,144	213,941	797
Singapore dollar	Buy	Goldman Sachs	12/10/2010	5,180,000	3,809,243	3,821,657	12,414
South African rand	Buy	Goldman Sachs	10/8/2010	7,185,000	932,911	968,467	35,556
South African rand	Buy	Goldman Sachs	10/8/2010	959,000	130,797	129,264	(1,533)
South African rand	Sell	Goldman Sachs	10/8/2010	2,419,000	310,207	326,057	(15,850)
South African rand	Buy	Barclays Bank plc	11/8/2010	20,300,000	2,647,710	2,722,482	74,772
South African rand	Sell	Barclays Bank plc	11/8/2010	3,350,000	447,412	449,276	(1,864)
South African rand	Buy	Morgan Stanley	12/10/2010	12,820,000	1,714,568	1,710,549	(4,019)
South Korean won	Buy	UBS AG	10/8/2010	700,000,000	595,871	582,765	(13,106)
South Korean won	Buy	UBS AG	10/8/2010	145,000,000	122,384	120,716	(1,668)
Taiwan dollar	Buy	Barclays Bank plc	10/8/2010	13,500,000	430,347	421,583	(8,764)
Taiwan dollar	Buy	Barclays Bank plc	10/8/2010	1,600,000	50,314	49,965	(349)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Taiwan dollar	Buy	Barclays Bank plc	11/8/2010	12,300,000	$384,075	$384,736	$661
Thai baht	Sell	Barclays Bank plc	10/8/2010	3,408,000	104,765	108,808	(4,043)
Thai baht	Buy	UBS AG	11/8/2010	34,000,000	1,051,817	1,084,795	32,978
Thai baht	Buy	Goldman Sachs	12/9/2010	14,800,000	469,617	471,900	2,283
Turkish lira	Buy	Morgan Stanley	10/8/2010	6,200,000	3,866,783	4,033,891	167,108
Turkish lira	Sell	Morgan Stanley	10/8/2010	381,000	236,206	247,889	(11,683)
Turkish lira	Buy	Barclays Bank plc	11/8/2010	325,000	207,792	210,324	2,532
Turkish lira	Buy	Barclays Bank plc	11/8/2010	1,630,000	1,047,289	1,054,856	7,567
Turkish lira	Buy	Barclays Bank plc	11/8/2010	835,000	542,482	540,371	(2,111)
Turkish lira	Buy	Barclays Bank plc	11/8/2010	260,000	170,213	168,259	(1,954)
Turkish lira	Buy	Goldman Sachs	12/10/2010	6,090,000	3,909,359	3,919,405	10,046

Total Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$689,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.20%

ASSET-BACKED SECURITIES 10.34%

Automobiles 4.54%

Bank of America Auto Trust 2009-1A A2†	1.70%	12/15/2011	$3,088	$3,090,382
Bank of America Auto Trust 2010-1A A2†	0.75%	6/15/2012	39,040	39,080,176
BMW Vehicle Lease Trust 2009-1 A3	2.91%	3/15/2012	17,037	17,214,279
Capital Auto Receivables Asset Trust 2007-3 A3B	0.576%#	9/15/2011	793	793,321
Capital Auto Receivables Asset Trust 2007-4A A3A	5.00%	12/15/2011	2,822	2,836,706
Capital Auto Receivables Asset Trust 2008-1 A3B	1.276%#	8/15/2012	5,261	5,277,838
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.126%#	1/15/2013	29,249	29,374,544
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	219	219,737
CarMax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	233	234,023
CarMax Auto Owner Trust 2007-3 A3B	0.676%#	12/15/2011	415	415,238
CarMax Auto Owner Trust 2008-2 A2B	1.176%#	9/15/2011	239	238,591
CarMax Auto Owner Trust 2010-1 A2	0.83%	11/15/2012	8,000	8,009,322
Chrysler Financial Auto Securitization Trust 2009-A A2	1.85%	6/15/2011	7,060	7,066,819
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%	11/8/2011	20,310	20,356,425
Ford Credit Auto Lease Trust 2010-A A2†	1.04%	3/15/2013	39,180	39,258,344
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	1,273	1,282,024
Ford Credit Auto Owner Trust 2007-A A3B	0.306%#	8/15/2011	7	6,708
Ford Credit Auto Owner Trust 2008-C A3	1.696%#	6/15/2012	3,420	3,436,329
Ford Credit Auto Owner Trust 2009-B A2	2.10%	11/15/2011	5,833	5,839,473
Ford Credit Auto Owner Trust 2009-D A2	1.21%	1/15/2012	2,146	2,148,951
Ford Credit Auto Owner Trust 2009-E A2	0.80%	3/15/2012	28,479	28,499,613
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%	5/15/2012	1,931	1,935,029
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%	7/15/2012	7,781	7,799,321
Harley-Davidson Motorcycle Trust 2009-3 A2	0.94%	4/15/2012	6,722	6,724,883
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%	10/15/2012	22,615	22,658,927
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	737	738,206
Honda Auto Receivables Owner Trust 2009-3 A2	1.50%	8/15/2011	10,144	10,157,801
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%	2/21/2012	12,120	12,129,804
Hyundai Auto Receivables Trust 2007-A A3B	0.676%#	1/17/2012	1,597	1,597,076
Hyundai Auto Receivables Trust 2009-A A2	1.11%	2/15/2012	25,924	25,969,633
Hyundai Auto Receivables Trust 2010-A A2	0.86%	11/15/2012	17,120	17,158,039
Mercedes-Benz Auto Receivables Trust 2009-1 A2	0.83%	3/15/2012	18,563	18,586,585
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%	8/15/2012	19,250	19,276,392
Nissan Auto Lease Trust 2009-A A3	2.92%	12/15/2011	39,460	39,880,099
Nissan Auto Lease Trust 2010-A A2	1.10%	3/15/2013	13,405	13,436,320
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%	7/15/2011	320	320,672
Volkswagen Auto Lease Trust 2009-A A3	3.41%	4/16/2012	25,855	26,316,015
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%	5/21/2012	7,346	7,351,626

Total				446,715,271

Credit Cards 4.22%

American Express Credit Account Master Trust 2007-8 A	0.576%#	5/15/2015	10,000	10,020,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Credit Cards (continued)

American Express Issuance Trust 2005-1 A	0.306	%#	8/15/2011	$31,705	$31,704,619
Cabela’s Master Credit Card Trust 2008-1A A1†	4.31%		12/16/2013	12,300	12,427,915
Capital One Multi-Asset Execution Trust 2003-A5	0.566	%#	7/15/2013	12,730	12,730,582
Capital One Multi-Asset Execution Trust 2005-A1	0.346	%#	1/15/2015	35,000	34,858,764
Capital One Multi-Asset Execution Trust 2007-A4	0.306	%#	3/16/2015	36,565	36,365,893
Chase Issuance Trust 2005-A2	0.346	%#	12/15/2014	17,385	17,354,580
Chase Issuance Trust 2005-A6	0.346	%#	7/15/2014	14,475	14,445,965
Chase Issuance Trust 2009-A7	0.726	%#	9/17/2012	48,984	48,991,338
Citibank Credit Card Issuance Trust 2009-A1	2.026	%#	3/17/2014	11,725	12,007,834
Citibank Credit Card Issuance Trust 2009-A2	1.826	%#	5/15/2014	30,000	30,693,477
Discover Card Master Trust 2009-A1	1.576	%#	12/15/2014	6,063	6,173,599
Discover Card Master Trust 2009-A2 A	1.576	%#	2/17/2015	16,193	16,496,143
Discover Card Master Trust I 2003-4 A2	0.456	%#	5/15/2013	20,500	20,500,207
Discover Card Master Trust I 2005-4 A1	0.336	%#	6/18/2013	14,460	14,455,060
Discover Card Master Trust I 2006-2 A2	0.306	%#	1/16/2014	15,387	15,361,999
MBNA Credit Card Master Note Trust 1997-B A	0.436	%#	8/15/2014	49,609	49,516,678
MBNA Credit Card Master Note Trust 2002-A3	0.516	%#	9/15/2014	31,213	31,213,668

Total					415,319,089

Home Equity 0.00%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	431	408,324

Other 1.58%

PA St Higher Ed Assistance Agy Ser 1 Class A-1	0.528	%#	7/25/2016	5,833	5,820,077
RSB BondCo LLC 2007-A A1	5.47%		10/1/2014	7,559	7,951,138
SLM Student Loan Trust 2004-1 A2	0.638	%#	7/25/2018	6,458	6,455,540
SLM Student Loan Trust 2004-2 A4	0.628	%#	10/25/2019	9,600	9,553,464
SLM Student Loan Trust 2005-3 A3	0.528	%#	7/25/2016	4,764	4,759,191
SLM Student Loan Trust 2007-2 A2	0.498	%#	7/25/2017	25,883	25,694,623
SLM Student Loan Trust 2007-7 A1	0.638	%#	10/25/2012	2,306	2,307,426
SLM Student Loan Trust 2008-3 A1	0.998	%#	1/25/2014	7,724	7,746,589
SLM Student Loan Trust 2008-4 A1	1.178	%#	7/25/2013	7,675	7,692,668
SLM Student Loan Trust 2008-6 A1	0.898	%#	10/27/2014	13,050	13,070,764
SLM Student Loan Trust 2008-7 A1	0.898	%#	10/27/2014	9,077	9,091,855
SLM Student Loan Trust 2008-8 A1	0.998	%#	10/27/2014	6,475	6,492,251
SLM Student Loan Trust 2010-1 A	0.664	%#	3/25/2025	18,366	18,425,776
SLM Student Loan Trust 2010-B A1†	2.196	%#	8/15/2016	16,270	16,275,709
SLM Student Loan Trust 2010-C A1†	1.926	%#	12/15/2017	14,751	14,760,487

Total					156,097,558

Total Asset-Backed Securities (cost $1,017,800,354)					1,018,540,242

CORPORATE BONDS 48.49%

Aerospace/Defense 0.08%

Alliant Techsystems, Inc.	6.75%		4/1/2016	7,672	7,748,720

Air Transportation 0.77%

Bristow Group, Inc.	6.125%		6/15/2013	1,998	2,017,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Air Transportation (continued)

Continental Airlines 1997-1 Class A Pass Through Trust	7.461%	4/1/2015	$6,387	$6,514,287
Continental Airlines 2007-1 Class C Pass Through Trust	7.339%	4/19/2014	2,213	2,190,553
Delta Air Lines, Inc.	6.20%	7/2/2018	14,750	15,155,625
Qantas Airways Ltd. (Australia)†(a)	6.05%	4/15/2016	7,500	8,237,715
Southwest Airlines Co.†	10.50%	12/15/2011	37,050	40,896,716
UAL 2009-2A Pass Through Trust	9.75%	1/15/2017	790	876,825

Total				75,889,701

Auto Parts: Original Equipment 0.03%

Cooper-Standard Automotive, Inc.†	8.50%	5/1/2018	3,309	3,399,998

Automotive 0.05%

Oshkosh Corp.	8.50%	3/1/2020	4,050	4,323,375
Tenneco, Inc.†	7.75%	8/15/2018	725	743,125

Total				5,066,500

Banks: Diversified 7.68%

Ally Financial, Inc.	1.75%	10/30/2012	48,355	49,435,396
Banco Espirito Santo Investimento de Brasil SA (Brazil)†(a)	5.625%	3/25/2015	2,450	2,494,933
Bank of America Corp.	2.10%	4/30/2012	73,000	74,847,192
Bank of America Corp.	7.375%	5/15/2014	51,860	59,249,117
Barclays Bank plc (United Kingdom)(a)	5.20%	7/10/2014	18,776	20,673,221
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%	2/4/2013	21,600	22,066,970
CIT Group, Inc.	7.00%	5/1/2017	26,650	25,192,565
Citigroup, Inc.	4.75%	5/19/2015	12,000	12,375,192
Citigroup, Inc.	6.00%	12/13/2013	26,870	29,010,142
Commonwealth Bank of Australia (Australia)†(a)	2.70%	11/25/2014	29,000	30,339,887
Commonwealth Bank of Australia (Australia)†(a)	3.50%	3/19/2015	14,600	15,245,130
Corporacion Andina de Fomento (Venezuela)(a)	3.75%	1/15/2016	10,195	10,223,699
Deutsche Bank AG	0.825%#	1/19/2012	18,050	17,944,624
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	26,700	27,014,846
Goldman Sachs Group, Inc. (The)	3.70%	8/1/2015	5,000	5,067,365
Goldman Sachs Group, Inc. (The)	5.125%	1/15/2015	10,000	10,756,660
Goldman Sachs Group, Inc. (The)	5.15%	1/15/2014	36,835	39,565,210
ICICI Bank Ltd. (India)†(a)	5.00%	1/15/2016	5,000	5,131,900
JPMorgan Chase & Co.	4.75%	3/1/2015	8,140	8,881,448
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.50%	5/16/2013	35,000	37,402,785
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.50%	3/10/2014	30,595	33,120,801
Morgan Stanley	4.20%	11/20/2014	37,800	38,963,900
Regions Financial Corp.	5.75%	6/15/2015	3,600	3,660,455
Societe Financement de l’Economie Francaise (France)†(a)	2.375%	3/26/2012	32,610	33,279,157
Societe Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	65,620	70,383,749
Standard Chartered plc (United Kingdom)†(a)	3.85%	4/27/2015	5,850	6,054,885
Toronto-Dominion Bank (The) (Canada)†(a)	2.20%	7/29/2015	23,800	24,271,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Diversified (continued)

Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	$41,750	$43,911,314
Woori Bank (South Korea)†(a)	4.50%	10/7/2015	360	366,946

Total				756,931,395

Banks: Money Center 1.10%

1Malaysia Sukuk Global Berhad (Malaysia)†(a)	3.928%	6/4/2015	13,575	14,319,046
Banco Santander Chile (Chile)†(a)	1.771%#	4/20/2012	1,000	1,000,039
Export-Import Bank of Korea (South Korea)(a)	5.125%	2/14/2011	5,050	5,129,290
Nordic Investment Bank (Finland)(a)	3.625%	6/17/2013	50,000	53,798,350
Western Corporate Federal Credit Union	1.75%	11/2/2012	33,215	33,958,650

Total				108,205,375

Beverages 0.14%

Dr. Pepper Snapple Group, Inc.	1.70%	12/21/2011	8,500	8,575,556
SABMiller plc (United Kingdom)†(a)	5.50%	8/15/2013	4,500	4,954,113

Total				13,529,669

Biotechnology Research & Production 0.39%

Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	3,645	3,727,013
Bio-Rad Laboratories, Inc.	7.50%	8/15/2013	20,911	21,250,804
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	7,450	8,111,187
FMC Finance III SA (Luxembourg)(a)	6.875%	7/15/2017	5,000	5,237,500

Total				38,326,504

Broadcasting 0.13%

Allbritton Communications Co.	8.00%	5/15/2018	6,450	6,385,500
Salem Communications Corp.	9.625%	12/15/2016	6,356	6,649,965

Total				13,035,465

Building Materials 0.01%

Building Materials Corp. of America†	7.00%	2/15/2020	1,425	1,425,000

Business Services 0.97%

Board of Trustees of The Leland Stanford Junior University (The)	3.625%	5/1/2014	46,395	50,212,984
Expedia, Inc.	8.50%	7/1/2016	25,930	28,458,175
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	8,060	8,083,600
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings†	10.25%	12/1/2017	7,953	8,410,297

Total				95,165,056

Cable Services 0.11%

Historic TW, Inc.	9.125%	1/15/2013	4,700	5,502,144
Time Warner Cable, Inc.	7.50%	4/1/2014	4,854	5,716,750

Total				11,218,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals 1.27%

Airgas, Inc.†	7.125%	10/1/2018	$13,550	$14,955,812
CF Industries, Inc.	7.125%	5/1/2020	2,000	2,150,000
Chemtura Corp.†	7.875%	9/1/2018	1,925	1,970,719
Cytec Industries, Inc.	6.00%	10/1/2015	6,000	6,709,776
Huntsman International LLC	7.875%	11/15/2014	880	891,000
Huntsman International LLC†	8.625%	3/15/2020	1,200	1,192,500
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	15,767	15,557,346
Methanex Corp. (Canada)(a)	8.75%	8/15/2012	15,433	15,973,155
Mosaic Co. (The)†	7.375%	12/1/2014	9,361	9,783,303
Mosaic Co. (The)†	7.625%	12/1/2016	31,553	34,346,324
Nalco Co.	8.875%	11/15/2013	13,088	13,431,560
Nova Chemicals Corp. (Canada)(a)	6.50%	1/15/2012	3,000	3,082,500
Phibro Animal Health Corp.†	9.25%	7/1/2018	1,675	1,712,688
Towngas China Co., Ltd. (Hong Kong)(a)	8.25%	9/23/2011	3,000	3,190,170

Total				124,946,853

Coal 0.72%

CONSOL Energy, Inc.	7.875%	3/1/2012	12,550	13,554,000
Drummond Co., Inc.	7.375%	2/15/2016	25,871	26,032,694
Drummond Co., Inc.†	9.00%	10/15/2014	6,960	7,316,700
Foundation PA Coal Co.	7.25%	8/1/2014	16,390	16,512,925
Peabody Energy Corp.	5.875%	4/15/2016	3,750	3,796,875
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	3,772	3,828,580

Total				71,041,774

Communications & Media 0.11%

Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	10,800	11,272,500

Computer Hardware 0.43%

Maxim Integrated Products, Inc.	3.45%	6/14/2013	12,427	12,779,094
Seagate Technology International†	10.00%	5/1/2014	24,873	29,163,593

Total				41,942,687

Computer Software 0.05%

Brocade Communications Systems, Inc.†	6.625%	1/15/2018	3,325	3,391,500
JDA Software Group, Inc.†	8.00%	12/15/2014	1,625	1,702,188

Total				5,093,688

Consumer Products 0.05%

Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	4,700	4,852,750

Containers 0.85%

BWAY Holding Co.†	10.00%	6/15/2018	2,200	2,343,000
Crown Americas LLC/Crown Americas Capital Corp.	7.75%	11/15/2015	4,894	5,101,995
Pactiv Corp.	5.875%	7/15/2012	6,380	6,769,850
Rock-Tenn Co.	5.625%	3/15/2013	29,466	30,497,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Containers (continued)

Rock-Tenn Co.	9.25%	3/15/2016	$8,860	$9,768,150
Rock-Tenn Co. Class A	8.20%	8/15/2011	23,207	24,367,350
Sealed Air Corp.†	5.625%	7/15/2013	4,555	4,864,539

Total				83,712,194

Data Product, Equipment & Communications 0.03%

Fidelity National Information Services, Inc.†	7.625%	7/15/2017	2,400	2,514,000
Fidelity National Information Services, Inc.†	7.875%	7/15/2020	450	474,750

Total				2,988,750

Diversified 0.04%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	3,875	3,739,375

Drugs 0.28%

Genzyme Corp.†	3.625%	6/15/2015	10,050	10,689,562
McKesson Corp.	6.50%	2/15/2014	1,006	1,155,449
Valeant Pharmaceuticals International†	7.625%	3/15/2020	2,000	2,420,000
Valeant Pharmaceuticals International	8.375%	6/15/2016	11,700	13,338,000

Total				27,603,011

Electric: Power 3.02%

AES Red Oak LLC	8.54%	11/30/2019	22,181	22,790,668
Appalachian Power Co.	5.55%	4/1/2011	1,290	1,323,659
Appalachian Power Co.	5.65%	8/15/2012	1,000	1,070,248
Arizona Public Service Co.	6.375%	10/15/2011	3,579	3,764,854
Black Hills Corp.	6.50%	5/15/2013	5,750	6,270,708
Black Hills Corp.	9.00%	5/15/2014	9,427	11,187,115
CenterPoint Energy, Inc.	7.25%	9/1/2010	3,230	3,230,000
Columbus Southern Power Co.	0.937%#	3/16/2012	8,000	8,009,640
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	8.50%	4/22/2015	1,500	1,596,023
Elwood Energy LLC	8.159%	7/5/2026	5,934	5,488,930
Entergy Gulf States, Inc.	4.875%	11/1/2011	16,125	16,155,976
Entergy Gulf States, Inc.	5.25%	8/1/2015	1,361	1,363,198
Entergy Louisiana LLC	5.83%	11/1/2010	3,600	3,608,402
Entergy Mississippi, Inc.	5.92%	2/1/2016	3,900	3,950,716
Indiantown Cogeneration LP	9.26%	12/15/2010	305	306,983
Indiantown Cogeneration LP	9.77%	12/15/2020	12,915	14,545,080
KCP&L Greater Missouri Operations Co.	7.95%	2/1/2011	8,483	8,712,363
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	32,647	37,563,344
Listrindo Capital BV (Netherlands)†(a)	9.25%	1/29/2015	1,700	1,878,050
MidAmerican Energy Holdings Co.	5.00%	2/15/2014	3,000	3,281,127
Mirant Mid-Atlantic Pass Through Trust	8.625%	6/30/2012	11,725	12,032,468
Nevada Power Co.	7.375%	1/15/2014	3,000	3,436,233
Nevada Power Co.	8.25%	6/1/2011	1,600	1,684,416
NiSource Finance Corp.	7.875%	11/15/2010	5,500	5,570,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)

NiSource Finance Corp.	10.75%	3/15/2016	$37,406	$49,064,927
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	16,048	17,412,080
NV Energy, Inc.	8.625%	3/15/2014	20,614	21,309,722
Old Dominion Electric Cooperative	6.25%	6/1/2011	4,600	4,777,523
Pedernales Electric Cooperative, Inc.†	4.093%	11/15/2012	2,016	2,031,905
PG&E Corp.	5.75%	4/1/2014	658	742,388
PNM Resources, Inc.	9.25%	5/15/2015	7,564	8,140,755
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	2,550	2,651,482
RRI Energy, Inc.	6.75%	12/15/2014	3,250	3,298,750
SPI Electricity & Gas Australia Holdings Pty Ltd. (Australia)(a)	5.75%	9/14/2016	4,750	5,302,425
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(a)	11.50%	2/12/2015	3,250	3,566,875

Total				297,119,581

Electrical Equipment 0.27%

Amphenol Corp.	4.75%	11/15/2014	22,915	24,848,178
STATS ChipPAC Ltd. (Singapore)†(a)	7.50%	8/12/2015	1,300	1,358,500

Total				26,206,678

Electrical: Household 0.07%

WireCo WorldGroup†	9.50%	5/15/2017	7,175	7,264,688

Electronics 0.04%

Sensus USA, Inc.	8.625%	12/15/2013	3,933	3,952,665

Electronics: Semi-Conductors/Components 0.23%

Advanced Micro Devices, Inc.†	7.75%	8/1/2020	1,875	1,865,625
Agilent Technologies, Inc.	2.50%	7/15/2013	9,600	9,775,027
Agilent Technologies, Inc.	5.50%	9/14/2015	10,000	11,215,600

Total				22,856,252

Energy Equipment & Services 0.34%

Chesapeake Energy Corp.	6.875%	8/15/2018	10,000	10,250,000
Kazatomprom (Kazakhstan)†(a)	6.25%	5/20/2015	5,500	5,871,250
NRG Energy, Inc.	7.25%	2/1/2014	7,500	7,668,750
NRG Energy, Inc.	7.375%	1/15/2017	2,400	2,424,000
NRG Energy, Inc.†	8.25%	9/1/2020	3,299	3,336,114
Stone Energy Corp.	8.625%	2/1/2017	4,350	4,284,750

Total				33,834,864

Engineering & Contracting Services 0.14%

New Enterprise Stone & Lime Co.†	11.00%	9/1/2018	13,500	13,500,000

Entertainment 0.03%

Live Nation Entertainment, Inc.†	8.125%	5/15/2018	1,300	1,261,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Entertainment (continued)

Snoqualmie Entertainment Authority†	9.125%	2/1/2015	$1,675	$1,482,375

Total				2,743,375

Environmental Services 0.07%

Casella Waste Systems, Inc.	11.00%	7/15/2014	6,475	7,106,313

Financial Services 5.14%

AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	13,065	13,839,559
Astoria Depositor Corp.†	7.902%	5/1/2021	12,242	12,242,070
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	6,725	6,926,750
Citigroup Funding, Inc.	1.875%	10/22/2012	57,410	58,845,422
Citigroup Funding, Inc.	2.25%	12/10/2012	24,943	25,793,706
EDP Finance BV (Netherlands)†(a)	5.375%	11/2/2012	27,000	27,925,020
EGE Haina Finance Co. (Dominican Republic)†(a)	9.50%	4/26/2017	400	409,000
FMR LLC†	4.75%	3/1/2013	7,295	7,683,203
General Electric Capital Corp.	0.797%#	9/15/2014	2,025	1,938,650
General Electric Capital Corp.	2.00%	9/28/2012	70,670	72,628,266
General Electric Capital Corp.	2.80%	1/8/2013	38,150	39,243,989
General Electric Capital Corp.	3.75%	11/14/2014	19,064	19,973,029
General Electric Capital Corp.	5.25%	10/19/2012	32,200	34,690,960
General Electric Capital Corp.	5.50%	6/4/2014	1,000	1,111,265
General Electric Capital Corp.	5.65%	6/9/2014	17,799	19,800,213
General Electric Capital Corp.	5.90%	5/13/2014	14,275	16,151,706
Itabo Finance SA (Dominican Republic)†(a)	10.875%	10/5/2013	1,375	1,433,438
Lender Processing Services, Inc.	8.125%	7/1/2016	2,975	3,198,125
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	2,800	3,001,930
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	3,175	3,206,750
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	9,000	8,730,000
Prudential Financial, Inc.	4.75%	4/1/2014	4,800	5,151,658
Salton Sea Funding Corp.	7.475%	11/30/2018	2,317	2,560,877
SquareTwo Financial Corp.†	11.625%	4/1/2017	5,350	4,748,125
TD Ameritrade Holding Corp.	4.15%	12/1/2014	17,575	18,553,611
Volkswagen International Finance NV (Netherlands)†(a)	1.625%	8/12/2013	22,870	22,937,444
Waha Aerospace BV (Netherlands)†(a)	3.925%	7/28/2020	5,750	5,902,237
Woodside Finance Ltd. (Australia)†(a)	4.50%	11/10/2014	9,046	9,624,844
Woodside Finance Ltd. (Australia)†(a)	5.00%	11/15/2013	6,610	7,108,169
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	43,456	51,003,699

Total				506,363,715

Financial: Miscellaneous 0.73%

Cie de Financement Foncier (France)†(a)	2.125%	4/22/2013	12,600	12,769,331
Crown Castle Towers LLC†	3.214%	8/15/2035	5,100	5,169,972
Ford Motor Credit Co. LLC	5.787%#	6/15/2011	2,000	2,037,500
Ford Motor Credit Co. LLC	7.25%	10/25/2011	7,194	7,501,292
Ford Motor Credit Co. LLC	8.70%	10/1/2014		8,360 9,135,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial: Miscellaneous (continued)

Ford Motor Credit Co. LLC	9.75%	9/15/2010	$7,830	$7,843,327
JBS Finance II Ltd. (Brazil)†(a)	8.25%	1/29/2018	3,100	3,204,625
Sally Holdings LLC/Sally Capital, Inc.	9.25%	11/15/2014	10,268	10,832,740
Sally Holdings LLC/Sally Capital, Inc.	10.50%	11/15/2016	11,998	13,077,820

Total				71,572,540

Food 0.52%

Bumble Bee Foods LLC†	7.75%	12/15/2015	2,542	2,694,520
CFG Investment SAC (Peru)†(a)	9.25%	12/19/2013	2,000	2,097,500
Corporacion Pesquera Inca SAC (Peru)†(a)	9.00%	2/10/2017	1,000	1,035,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	4,550	4,072,250
Michael Foods, Inc.†	9.75%	7/15/2018	2,700	2,848,500
Southern States Cooperative, Inc.†	11.25%	5/15/2015	10,138	10,239,380
TreeHouse Foods, Inc.	7.75%	3/1/2018	8,625	9,142,500
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	18,490	19,178,512

Total				51,308,162

Gaming 0.11%

Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	4,910	4,713,600
Turning Stone Casino Resort†	9.125%	9/15/2014	5,977	6,066,655

Total				10,780,255

Health Care Products 0.37%

Alere, Inc.	7.875%	2/1/2016	1,500	1,477,500
Biogen Idec, Inc.	6.00%	3/1/2013	2,170	2,375,456
Biomet, Inc.	11.625%	10/15/2017	20,148	22,263,540
HCA, Inc.	8.75%	9/1/2010	10,736	10,736,000

Total				36,852,496

Health Care Services 0.65%

DaVita, Inc.	6.625%	3/15/2013	16,082	16,242,820
DaVita, Inc.	7.25%	3/15/2015	8,685	9,021,544
Omega Healthcare Investors, Inc.	7.00%	4/1/2014	6,113	6,265,825
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	9,400	9,658,500
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	9,000	9,461,250
Psychiatric Solutions, Inc.	7.75%	7/15/2015	1,498	1,554,175
Psychiatric Solutions, Inc.	7.75%	7/15/2015	6,000	6,225,000
Select Medical Corp.	7.625%	2/1/2015	5,775	5,471,812

Total				63,900,926

Hospital Management 0.15%

Universal Health Services, Inc.	6.75%	11/15/2011	3,508	3,662,629
Universal Health Services, Inc.	7.125%	6/30/2016	10,293	11,013,160

Total				14,675,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Equipment/Products 0.27%

Dollar General Corp.	10.625%	7/15/2015	$24,073	$26,540,482

Household Furnishings 0.31%

ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	13,868	14,006,680
Sealy Mattress Co.†	10.875%	4/15/2016	2,025	2,268,000
Simmons Bedding Co.†	11.25%	7/15/2015	13,373	14,409,407

Total				30,684,087

Industrial Products 0.14%

Vulcan Materials Co.	1.787%#	12/15/2010	13,575	13,603,005

Insurance 0.53%

Aflac, Inc.	3.45%	8/15/2015	6,750	6,947,903
Fidelity National Financial, Inc.	6.60%	5/15/2017	11,750	12,100,503
Markel Corp.	6.80%	2/15/2013	5,000	5,380,160
MetLife, Inc.	2.375%	2/6/2014	19,380	19,472,326
Willis North America, Inc.	5.625%	7/15/2015	7,390	7,887,724

Total				51,788,616

Investment Management Companies 0.53%

Equinox Holdings, Inc.†	9.50%	2/1/2016	1,700	1,708,500
FIH Erhvervsbank A/S (Denmark)†(a)	1.75%	12/6/2012	10,000	10,086,370
FIH Erhvervsbank A/S (Denmark)†(a)	2.45%	8/17/2012	10,210	10,473,908
Lazard Group LLC	7.125%	5/15/2015	25,920	27,960,708
Offshore Group Investments Ltd.†	11.50%	8/1/2015	2,375	2,380,937

Total				52,610,423

Leasing 0.22%

International Lease Finance Corp.	5.65%	6/1/2014	5,650	5,268,625
International Lease Finance Corp.†	6.50%	9/1/2014	5,000	5,150,000
International Lease Finance Corp.†	8.625%	9/15/2015	5,650	5,699,438
International Lease Finance Corp.†	8.75%	3/15/2017	5,425	5,486,031

Total				21,604,094

Leisure 0.53%

Leslie’s Poolmart, Inc.	7.75%	2/1/2013	13,040	13,170,400
Seneca Gaming Corp.	7.25%	5/1/2012	6,100	5,962,750
Seneca Gaming Corp.	7.25%	5/1/2012	3,450	3,372,375
Speedway Motorsports, Inc.	6.75%	6/1/2013	21,271	21,430,532
Speedway Motorsports, Inc.	8.75%	6/1/2016	4,860	5,163,750
Travelport LLC/Travelport, Inc.†	9.00%	3/1/2016	3,448	3,422,140

Total				52,521,947

Lodging 0.20%

Marina District Finance Co., Inc.†	9.875%	8/15/2018	6,450	6,466,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lodging (continued)

Wyndham Worldwide Corp.	9.875%	5/1/2014	$11,250	$13,006,687

Total				19,472,812

Machinery: Industrial/Specialty 0.19%

CPM Holdings, Inc.†	10.625%	9/1/2014	6,925	7,513,625
SPX Corp.	7.625%	12/15/2014	10,500	11,366,250

Total				18,879,875

Machinery: Oil Well Equipment & Services 0.43%

National Oilwell Varco, Inc.	6.125%	8/15/2015	16,295	16,833,403
Ormat Funding Corp.	8.25%	12/30/2020	3,175	2,984,671
Pride International, Inc.	7.375%	7/15/2014	22,363	22,912,682

Total				42,730,756

Manufacturing 0.28%

Amsted Industries, Inc.†	8.125%	3/15/2018	1,750	1,813,437
Freedom Group, Inc.†	10.25%	8/1/2015	505	528,988
Freedom Group, Inc.†	10.25%	8/1/2015	9,250	9,689,375
Trinity Industries, Inc.	6.50%	3/15/2014	12,753	13,103,707
Wabtec Corp.	6.875%	7/31/2013	1,932	2,018,940

Total				27,154,447

Media 1.61%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	37,455	38,953,200
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	34,575	38,163,332
Entravision Communications Corp.†	8.75%	8/1/2017	725	728,625
Gaylord Entertainment Co.	6.75%	11/15/2014	10,540	10,171,100
Kabel Deutschland GmbH (Germany)(a)	10.625%	7/1/2014	14,650	15,309,250
LIN Television Corp.†	8.375%	4/15/2018	725	744,031
NET Servicos de Comunicacao SA (Brazil)†(a)	7.50%	1/27/2020	3,100	3,522,375
Nielsen Finance LLC/Nielsen Finance Co.	10.00%	8/1/2014	14,525	15,323,875
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	1,909	2,150,011
Rainbow National Services LLC†	8.75%	9/1/2012	16,896	17,001,600
Rainbow National Services LLC†	10.375%	9/1/2014	15,418	16,073,265

Total				158,140,664

Metal Fabricating 0.29%

Owens-Brockway Glass Container, Inc.	6.75%	12/1/2014	19,000	19,665,000
Timken Co.	6.00%	9/15/2014	7,725	8,578,968

Total				28,243,968

Metals & Minerals: Miscellaneous 2.67%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	55,000	66,940,335
CII Carbon LLC†	11.125%	11/15/2015	18,130	18,628,575
Compass Minerals International, Inc.	8.00%	6/1/2019	10,573	11,048,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Minerals: Miscellaneous (continued)

Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	$25,675	$28,535,683
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	30,270	37,158,574
Teck Resources Ltd. (Canada)(a)	10.25%	5/15/2016	83,555	101,109,655

Total				263,421,607

Multi-Sector Companies 0.03%

General Electric Co.	5.00%	2/1/2013	2,450	2,656,653

Natural Gas 0.18%

Florida Gas Transmission Co. LLC†	4.00%	7/15/2015	7,000	7,277,578
Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	1,500	1,628,934
Source Gas LLC†	5.90%	4/1/2017	3,180	3,179,237
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,340	1,345,025
Texas Eastern Transmission LP	7.30%	12/1/2010	4,500	4,569,309

Total				18,000,083

Oil 1.60%

Brigham Exploration Co.	9.625%	5/1/2014	13,120	13,644,800
Concho Resources, Inc.	8.625%	10/1/2017	2,500	2,625,000
Continental Resources, Inc.†	7.375%	10/1/2020	4,679	4,749,185
Continental Resources, Inc.	8.25%	10/1/2019	8,950	9,587,688
Energy XXI Gulf Coast, Inc.	10.00%	6/15/2013	1,000	1,002,500
Holly Corp.	9.875%	6/15/2017	6,800	7,174,000
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	11,166	11,835,960
Mariner Energy, Inc.	11.75%	6/30/2016	6,604	8,387,080
NAK Naftogaz Ukraine (Ukraine)(a)	9.50%	9/30/2014	100	110,253
Noble Holding International Ltd.	3.45%	8/1/2015	4,850	5,023,868
PC Financial Partnership	5.00%	11/15/2014	4,275	4,695,583
Petro-Canada (Canada)(a)	4.00%	7/15/2013	4,700	4,976,454
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.50%	9/30/2014	23,550	26,137,156
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.832%	9/30/2016	16,500	18,243,291
Rosetta Resources, Inc.†	9.50%	4/15/2018	5,868	6,014,700
SEACOR Holdings, Inc.	5.875%	10/1/2012	4,110	4,257,035
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,015	1,189,976
Swift Energy Co.	8.875%	1/15/2020	1,950	2,008,500
Whiting Petroleum Corp.	7.00%	2/1/2014	9,524	9,904,960
Whiting Petroleum Corp.	7.25%	5/1/2012	6,580	6,580,000
Whiting Petroleum Corp.	7.25%	5/1/2013	9,014	9,177,153

Total				157,325,142

Oil: Crude Producers 2.24%

Cimarex Energy Co.	7.125%	5/1/2017	678	705,120
Enogex LLC†	6.875%	7/15/2014	5,000	5,621,220
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	15,688	17,621,499
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	5,500	6,584,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Crude Producers (continued)

Holly Energy Partners LP/Holly Energy Finance Corp.†	8.25%	3/15/2018	$12,350	$12,751,375
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	20,413	22,306,942
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	32,325	34,469,731
NGPL PipeCo LLC†	6.514%	12/15/2012	25,846	27,161,949
Noble Energy, Inc.	5.25%	4/15/2014	1,350	1,470,509
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	10,840	11,884,857
Petroleum Development Corp.	12.00%	2/15/2018	11,972	12,929,760
Plains Exploration & Production Co.	10.00%	3/1/2016	1,549	1,703,900
Southeast Supply Header LLC†	4.85%	8/15/2014	18,526	19,849,053
Southern Star Central Corp.†	6.75%	3/1/2016	9,375	9,492,188
Southwestern Energy Co.	7.50%	2/1/2018	2,645	2,995,463
Williams Cos., Inc. (The)†	2.533%#	10/1/2010	10,915	10,916,757
XTO Energy, Inc.	4.625%	6/15/2013	1,084	1,192,779
XTO Energy, Inc.	5.00%	1/31/2015	6,200	7,083,773
XTO Energy, Inc.	5.30%	6/30/2015	2,596	3,018,600
XTO Energy, Inc.	5.75%	12/15/2013	4,032	4,627,071
XTO Energy, Inc.	5.90%	8/1/2012	3,057	3,345,914
XTO Energy, Inc.	7.50%	4/15/2012	2,410	2,667,689

Total				220,401,079

Oil: Integrated Domestic 1.32%

Colorado Interstate Gas Co.	6.80%	11/15/2015	8,613	10,224,639
Frontier Oil Corp.	6.625%	10/1/2011	8,000	8,060,000
National Fuel Gas Co.	5.25%	3/1/2013	3,655	3,884,326
National Fuel Gas Co.	7.50%	11/22/2010	2,275	2,306,631
Newfield Exploration Co.	6.625%	9/1/2014	7,400	7,603,500
Pacific Energy Partners LP/PAA Finance Corp.	6.25%	9/15/2015	9,150	9,434,675
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	26,700	28,246,491
Rockies Express Pipeline LLC†	3.90%	4/15/2015	18,190	18,101,797
Rockies Express Pipeline LLC†	6.25%	7/15/2013	34,285	37,367,941
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	2,300	2,409,250
Thermon Industries, Inc.†	9.50%	5/1/2017	1,850	1,905,500

Total				129,544,750

Oil: Integrated International 0.21%

Statoil ASA (Norway)†(a)	5.125%	4/30/2014	9,940	11,110,077
Statoil ASA (Norway)(a)	9.125%	7/15/2014	7,800	9,849,029

Total				20,959,106

Paper & Forest Products 0.83%

Clearwater Paper Corp.	10.625%	6/15/2016	5,405	6,107,650
Glatfelter†	7.125%	5/1/2016	4,800	4,854,000
Plum Creek Timberlands LP	5.875%	11/15/2015	28,677	31,633,599
Potlatch Corp.	6.95%	12/15/2015	1,500	1,507,500
SCA Finans AB (Sweden)†(a)	4.50%	7/15/2015	14,350	14,976,033
Sino-Forest Corp. (Hong Kong)†(a)	9.125%	8/17/2011	1,150	1,207,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Paper & Forest Products (continued)

Sino-Forest Corp. (Hong Kong)†(a)	10.25%	7/28/2014	$11,530	$13,057,725
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	7,885	7,924,425

Total				81,268,432

Pollution Control 0.11%

Clean Harbors, Inc.	7.625%	8/15/2016	10,786	11,109,580

Publishing 0.08%

Scholastic Corp.	5.00%	4/15/2013	7,795	7,658,588

Real Estate Investment Trusts 0.96%

Digital Realty Trust LP†	4.50%	7/15/2015	20,000	20,275,080
Federal Realty Investment Trust	5.40%	12/1/2013	2,028	2,203,791
Federal Realty Investment Trust	5.95%	8/15/2014	12,710	14,132,656
Federal Realty Investment Trust	6.00%	7/15/2012	9,000	9,658,404
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	6,250	6,764,650
Qatari Diar Finance QSC (Qatar)†(a)	3.50%	7/21/2015	4,000	4,085,124
Tanger Properties LP	6.15%	11/15/2015	15,588	17,354,354
Vornado Realty LP	4.25%	4/1/2015	20,000	20,576,980

Total				95,051,039

Retail 0.24%

Macy’s Retail Holdings, Inc.	10.625%	11/1/2010	6,360	6,534,900
QVC, Inc.†	7.125%	4/15/2017	4,000	4,090,000
QVC, Inc.†	7.50%	10/1/2019	10,550	10,813,750
Vitamin Shoppe Industries, Inc.	7.876%#	11/15/2012	2,610	2,619,787

Total				24,058,437

Retail: Specialty 0.28%

AutoZone, Inc.	6.50%	1/15/2014	12,050	13,626,682
Brown Shoe Co., Inc.	8.75%	5/1/2012	8,448	8,638,080
Sonic Automotive, Inc.	9.00%	3/15/2018	5,400	5,521,500

Total				27,786,262

Savings & Loan 0.38%

U.S. Central Federal Credit Union	1.90%	10/19/2012	36,820	37,772,644

Services 0.17%

ARAMARK Corp.	5.00%	6/1/2012	4,200	4,189,500
Iron Mountain, Inc.	7.75%	1/15/2015	10,224	10,377,360
Town Sports International Holdings, Inc.	11.00%	2/1/2014	2,566	2,392,795

Total				16,959,655

Steel 0.13%

Valmont Industries, Inc.	6.875%	5/1/2014	12,575	12,889,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Storage Facilities 0.24%

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	$22,578	$23,876,235

Telecommunications 1.65%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	2,350	2,385,250
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	40,871	44,753,745
CenturyLink, Inc.	8.375%	10/15/2010	11,700	11,795,191
DigitalGlobe, Inc.	10.50%	5/1/2014	16,725	18,355,687
France Telecom SA (France)(a)	7.75%	3/1/2011	6,371	6,594,291
GCI, Inc.	7.25%	2/15/2014	775	790,500
GCI, Inc.	8.625%	11/15/2019	3,000	3,165,000
GeoEye, Inc.	9.625%	10/1/2015	2,075	2,243,594
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	5,259	5,416,770
Intelsat Jackson Holdings SA (Luxembourg)†(a)	8.50%	11/1/2019	2,750	2,921,875
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	6,100	6,298,250
Koninklijke KPN NV (Netherlands)(a)	8.00%	10/1/2010	4,250	4,274,735
Millicom International Cellular SA (Luxembourg)(a)	10.00%	12/1/2013	8,999	9,336,463
NII Capital Corp.	10.00%	8/15/2016	4,500	5,068,125
TELUS Corp. (Canada)(a)	8.00%	6/1/2011	11,000	11,562,507
ViaSat, Inc.	8.875%	9/15/2016	1,125	1,196,719
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	16,525	18,260,125
Wind Acquisition Finance SA (Italy)†(a)	12.00%	12/1/2015	7,400	7,844,000

Total				162,262,827

Textile Products 0.04%

Mohawk Industries, Inc.	6.50%	1/15/2011	4,062	4,122,930

Tire & Rubber 0.08%

Goodyear Tire & Rubber Co. (The)	8.625%	12/1/2011	7,163	7,503,243

Tobacco 0.65%

Altria Group, Inc.	7.75%	2/6/2014	20,122	23,671,984
Altria Group, Inc.	8.50%	11/10/2013	5,023	5,984,528
Universal Corp.	6.25%	12/1/2014	30,900	34,119,718

Total				63,776,230

Transportation: Miscellaneous 0.58%

Commercial Barge Line Co.	12.50%	7/15/2017	3,850	4,177,250
Kansas City Southern de Mexico SA de CV (Mexico)(a)	7.375%	6/1/2014	9,000	9,292,500
Kansas City Southern de Mexico SA de CV (Mexico)(a)	7.625%	12/1/2013	11,025	11,410,875
Martin Midstream Partners LP/Martin Midstream Finance Corp.†	8.875%	4/1/2018	13,249	13,315,245
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)†(a)	8.875%	11/1/2017	10,695	11,149,537
Ryder System, Inc.	3.60%	3/1/2016	3,500	3,544,443
Teekay Corp. (Canada)(a)	8.50%	1/15/2020	4,040	4,332,900

Total				57,222,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities: Electrical 1.12%

Calpine Corp.†	7.875%	7/31/2020	$7,325	$7,379,938
IPALCO Enterprises, Inc.†	7.25%	4/1/2016	17,835	18,726,750
IPALCO Enterprises, Inc.	8.625%	11/14/2011	19,545	20,619,975
Otter Tail Corp.	9.00%	12/15/2016	19,915	21,259,262
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	27,000	27,908,604
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%	10/25/2012	13,420	14,108,701

Total				110,003,230

Total Corporate Bonds (cost $4,651,619,344)				4,776,779,211

FLOATING RATE LOANS(b) 0.75%

Chemicals 0.10%

Chemtura Debtor in Possession Term Loan	6.00%	2/11/2011	5,000	4,996,875
Chemtura Exit Term Loan B	5.50%	8/11/2016	5,000	5,031,250

Total				10,028,125

Consumer Products 0.03%

Reynolds Group Holdings, Inc. Incremental Term Loan	5.75%	5/5/2016	3,000	2,988,126

Diversified 0.04%

New Development Holdings, Inc. Term Loan	7.00%	7/3/2017	4,000	4,066,072

Drugs 0.09%

Warner Chilcott plc Term Loan	6.25%	4/30/2015	1,571	1,572,570
Warner Chilcott plc Term Loan A	6.00%	10/30/2014	3,220	3,221,984
Warner Chilcott plc Term Loan B	6.25%	4/30/2015	1,517	1,518,408
Warner Chilcott plc Term Loan B2	6.25%	4/30/2015	2,527	2,528,424

Total				8,841,386

Energy Equipment & Services 0.02%

Targa Resources, Inc. New Term Loan	5.75%	7/5/2016	1,419	1,419,595

Food 0.05%

Michael Foods Group, Inc. Term Loan B	6.25%	6/29/2016	5,000	5,021,430

Health Care Products 0.14%

Hanger Orthopedic Group, Inc. Term Loan B	2.27%	5/28/2013	5,969	5,812,228
HCA, Inc. Term Loan B	2.783%	11/18/2013	8,480	8,181,857

Total				13,994,085

Miscellaneous 0.09%

Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B	6.75%	2/22/2016	9,000	9,053,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Retail: Specialty 0.11%

Bass Pro Group LLC Term Loan	5.50% - 5.75%	4/9/2015		$10,116	$10,144,699

Telecommunications 0.08%

CCO Holdings LLC 3rd Lien Term Loan	2.797%	9/6/2014		8,751	8,024,667

Total Floating Rate Loans (cost $73,374,516)					73,582,023

FOREIGN BONDS(c) 0.47%

Netherlands 0.12%

Clondalkin Industries BV†	8.00%	3/15/2014	EUR	1,500	1,748,806
Conti-Gummi Finance BV†	8.50%	7/15/2015	EUR	3,100	4,188,659
New World Resources NV†	7.875%	5/1/2018	EUR	1,650	2,132,782
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	2,525	3,255,804

Total					11,326,051

Spain 0.09%

INAER Aviation Finance Ltd.†	9.50%	8/1/2017	EUR	7,200	8,827,667

United Kingdom 0.26%

Infinis plc†	9.125%	12/15/2014	GBP	14,850	23,628,763
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	1,550	2,460,359

Total					26,089,122

Total Foreign Bonds (cost $46,671,445)					46,242,840

FOREIGN GOVERNMENT OBLIGATIONS 0.53%

Lithuania 0.08%

Republic of Lithuania†(a)	6.75%	1/15/2015		$6,800	7,411,259

Poland 0.21%

Republic of Poland(a)	3.875%	7/16/2015		4,254	4,403,477
Republic of Poland(a)	5.00%	10/19/2015		15,000	16,316,175

Total					20,719,652

Russia 0.24%

Russia Eurobonds†(a)	3.625%	4/29/2015		24,150	24,119,812

Total Foreign Government Obligations (cost $50,567,676)					52,250,723

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.38%

Federal Home Loan Mortgage Corp. 1671 JA	0.713%#	1/15/2024		133	132,749
Federal Home Loan Mortgage Corp. 2564 PD	5.00%	9/15/2016		13,800	14,136,153
Federal Home Loan Mortgage Corp. 2870 AJ	5.00%	10/15/2027		18,294	18,710,822
Federal Home Loan Mortgage Corp. K004 A1	3.413%	5/25/2019		18,719	19,676,324
Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019		64,806	68,306,344
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019		77,869	81,143,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. K007 A1	3.342%	12/25/2019	$71,250	$75,159,047
Federal National Mortgage Assoc. 2004-61 A	5.00%	2/25/2018	4,194	4,293,829
Federal National Mortgage Assoc. 2009-M2 A1	2.387%	1/25/2019	26,946	27,699,880
Federal National Mortgage Assoc. 2010-M3 A1	2.587%	3/25/2020	22,669	23,425,623

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $322,885,300)				332,684,334

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.74%

Federal Home Loan Mortgage Corp.	3.539%#	3/1/2040	45,351	47,368,358
Federal Home Loan Mortgage Corp.	4.484%#	5/1/2039	3,293	3,463,068
Federal Home Loan Mortgage Corp.	4.75%	11/17/2015	28,500	32,855,741
Federal Home Loan Mortgage Corp.	5.087%#	12/1/2035	45,252	47,841,794
Federal Home Loan Mortgage Corp.	5.104%#	7/1/2037	7,017	7,499,443
Federal Home Loan Mortgage Corp.	5.507%#	7/1/2037	2,267	2,408,178
Federal Home Loan Mortgage Corp.	6.00%	8/1/2013	42	44,431
Federal Home Loan Mortgage Corp.(d)	6.00%	TBA	50,000	53,742,200
Federal Home Loan Mortgage Corp.	6.50%	5/1/2014 - 4/1/2029	200	222,045
Federal National Mortgage Assoc.	2.95%	3/1/2015	21,675	21,992,220
Federal National Mortgage Assoc.(e)	3.18%	11/1/2014	25,980	27,258,371
Federal National Mortgage Assoc.	3.852%#	12/1/2039	44,965	47,138,675
Federal National Mortgage Assoc.	4.817%#	6/1/2038	10,843	11,439,244
Federal National Mortgage Assoc.	5.248%#	10/1/2035	5,735	6,129,898
Federal National Mortgage Assoc.(e)	5.691%#	10/1/2038	2,637	2,827,233
Federal National Mortgage Assoc.	5.843%#	10/1/2036	1,172	1,246,409
Federal National Mortgage Assoc.	5.856%#	5/1/2036	179	187,893
Federal National Mortgage Assoc.	5.898%#	8/1/2036	336	354,694
Federal National Mortgage Assoc.(e)	6.00%#	12/1/2036	461	489,412
Federal National Mortgage Assoc.	6.00%	7/1/2014	29	30,897
Federal National Mortgage Assoc.(d)	6.00%	TBA	50,000	53,835,950
Federal National Mortgage Assoc.	6.50%	4/1/2011 - 6/1/2015	136	144,718

Total Government Sponsored Enterprises Pass-Throughs (cost $366,059,585)				368,520,872

MUNICIPAL BONDS 0.31%

Utilities

Guam Pwr Auth Rev Sub Ser A	7.50%	10/1/2015	24,730	25,529,026
MO Jt Muni Elec Util Commn Taxable Ser B	5.25%	1/1/2014	4,840	5,276,859

Total Municipal Bonds (cost $29,891,910)				30,805,885

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 28.19%

Banc of America Commercial Mortgage, Inc. 2001-1 A2	6.503%	4/15/2036	19,683	19,977,780
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	17,265	18,005,646
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%	6/11/2035	27,438	28,810,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	$1,116	$1,128,953
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	166	165,708
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	20,055	21,727,443
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%	7/10/2043	8,046	8,522,017
Banc of America Commercial Mortgage, Inc. 2005-3 A2	4.501%	7/10/2043	5,760	5,826,900
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	10,691	10,686,558
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	28,945	31,573,044
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	14,718	14,785,934
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.346%#	9/10/2047	41,173	45,490,685
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	10,576	11,622,417
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%	7/10/2044	166	167,966
Banc of America Commercial Mortgage, Inc. 2006-4 A1	5.363%	7/10/2046	519	522,670
Bear Stearns Commercial Mortgage Securities, Inc. 2001 TOP4 A3	5.61%	11/15/2033	12,296	12,671,890
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%	10/15/2036	28,288	29,910,849
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	15,227	15,228,175
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.296%#	10/12/2042	40,505	44,841,542
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	1,183	1,191,084
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A2	5.575%#	3/11/2039	3,000	3,024,667
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.882%#	9/11/2038	11,145	12,284,694
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	9,715	10,592,235
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.678%#	4/12/2038	3,597	3,641,915
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%	10/12/2041	5,910	6,495,198
Bear Stearns Commercial Mortgage Securities, Inc. 2007 PW18 A2	5.613%	6/13/2050	25,730	27,014,508
Bear Stearns Commercial Mortgage Securities, Inc. 2007-BBA8 A1	0.346%#	3/15/2022	16,585	16,005,604
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T26 A2	5.33%	1/12/2045	5,455	5,687,855
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	1,987	2,037,695
Citigroup Commercial Mortgage Trust 2005-C3 A4	4.86%	5/15/2043	9,600	10,221,720
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.396%#	7/15/2044	15,000	16,466,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A1	5.454%	10/15/2048	$59	$59,868
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%	6/10/2038	28,690	29,942,296
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	44,955	48,916,659
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%	6/10/2046	5,330	5,418,232
Credit Suisse Mortgage Capital 2006-C1 A2	5.512%	2/15/2039	38,431	39,989,659
Credit Suisse Mortgage Capital 2006-C1 AAB	5.681%#	2/15/2039	9,125	9,709,989
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	18,777	19,621,101
CS First Boston Mortgage Securities Corp. 2001-CKN5 A4	5.435%	9/15/2034	21,166	21,787,362
CS First Boston Mortgage Securities Corp. 2001-CP4 A4	6.18%	12/15/2035	15,992	16,355,405
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%	12/15/2035	27,592	28,996,767
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	32,216	34,101,248
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	19,196	20,381,783
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%	12/15/2035	41,438	43,960,878
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	20,063	21,790,824
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	13,279	14,307,445
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	25,847	27,570,717
CS First Boston Mortgage Securities Corp. 2005-C3 A4	4.686%	7/15/2037	17,650	18,779,776
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%	7/15/2037	7,640	8,011,132
CS First Boston Mortgage Securities Corp. 2005-C4 A5	5.104%	8/15/2038	25,707	27,917,589
CS First Boston Mortgage Securities Corp. 2005-C5 A2	5.10%	8/15/2038	13,994	13,998,254
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	8/15/2038	35,628	38,631,783
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%	10/14/2022	44,622	47,078,181
Duke Weeks Industrial Trust 2000-DW1A A2†	7.151%	10/15/2015	40,370	40,540,051
GE Capital Commercial Mortgage Corp. 2001-2 A4	6.29%	8/11/2033	16,232	16,719,605
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%	6/10/2038	44,847	46,623,139
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	20,950	22,154,365
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%	8/11/2036	20,455	21,652,894
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	24,720	26,151,501
GE Capital Commercial Mortgage Corp. 2003-C1 A4	4.819%	1/10/2038	5,935	6,304,396
GE Capital Commercial Mortgage Corp. 2003-C2 A2	4.17%	7/10/2037	169	168,628
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	21,800	23,543,520
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	82	83,104
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	8,551	8,659,118
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	37,500	40,279,230
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.454%#	3/10/2044	260	259,935
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.514%#	3/10/2044	7,170	7,855,905
GE Capital Commercial Mortgage Corp. 2006-C1 AAB	5.514%#	3/10/2044	4,576	4,976,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%	11/15/2039	$22,052	$22,983,999
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	16,165	17,028,274
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	4,473	4,740,452
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	2,089	2,122,683
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	6,220	6,528,285
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.659%#	5/10/2040	20,905	22,868,197
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	8,320	8,812,910
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	490	489,966
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%	7/5/2035	7,030	7,406,475
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	8,173	8,837,856
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	26,221	26,540,972
GS Mortgage Securities Corp. II 2003-C1 A3	4.608%	1/10/2040	13,440	14,224,344
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	4,476	4,672,342
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	33,904	34,423,534
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%	11/10/2039	18,084	18,556,484
GS Mortgage Securities Corp. II 2010-C1 A1	3.679%	8/10/2043	57,700	60,243,976
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB2 A3	6.429%	4/15/2035	8,055	8,263,904
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%	11/15/2035	16,322	17,039,917
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	4,470	4,527,681
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	10,273	10,858,583
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%	12/12/2034	15,295	16,294,222
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	20,884	22,304,853
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%	10/12/2037	16,191	17,243,043
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	1,143	1,180,766
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	16,784	17,227,687
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%	9/12/2037	11,775	12,772,246
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	1,443	1,442,152
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A3	4.697%	7/15/2042	14,000	14,404,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	$25,805	$27,858,425
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%	10/15/2042	2,169	2,167,861
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2FL	0.401%#	10/15/2042	3,421	3,410,150
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 ASB	4.824%	10/15/2042	1,913	2,024,091
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.363%#	12/15/2044	33,240	36,492,747
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A2	5.437%	12/12/2044	16,360	16,525,945
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A2	5.379%	4/15/2043	12,737	12,905,973
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.991%#	6/15/2049	26,261	27,474,660
LB-UBS Commercial Mortgage Trust 2001-C3 A2	6.365%	12/15/2028	35,460	36,463,075
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%	12/15/2030	5,905	6,158,026
LB-UBS Commercial Mortgage Trust 2002-C1 A4	6.462%	3/15/2031	5,668	6,009,689
LB-UBS Commercial Mortgage Trust 2002-C4 A5	4.853%	9/15/2031	16,424	17,383,589
LB-UBS Commercial Mortgage Trust 2002-C7 A4	4.96%	12/15/2031	5,627	5,989,009
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	21,204	22,390,118
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	110	109,731
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	34	33,858
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	2,785	2,805,878
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	514	515,784
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	45,200	48,647,041
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	48,176	52,427,705
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	15,416	15,459,199
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	31,646	34,638,455
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%	11/15/2030	10,000	10,685,300
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	5,772	5,824,380
LB-UBS Commercial Mortgage Trust 2006-C4 AAB	6.055%#	6/15/2032	7,050	7,778,195
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	30,717	31,740,475
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%	7/12/2034	27,425	29,049,004
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	232	233,141
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	13,992	14,347,596
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.393%#	11/12/2037	2,148	2,160,562
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.414%#	11/12/2037	35,618	39,185,435
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.414%#	11/12/2037	8,775	9,343,394
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	1,047	1,050,661
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	10,150	10,756,124
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	9,190	9,456,484
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%	6/12/2043	25,617	27,661,831
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	9,168	9,161,207
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	538	539,455
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	48,089	48,597,007
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A1	4.711%	7/12/2046	38	37,786

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	$459	$458,424
Morgan Stanley Capital I 2004-T13 A2	3.94%	9/13/2045	442	443,184
Morgan Stanley Capital I 2005-HQ5 AAB	5.037%	1/14/2042	8,763	9,218,477
Morgan Stanley Capital I 2005-HQ7 A4	5.376%#	11/14/2042	42,795	47,080,801
Morgan Stanley Capital I 2005-HQ7 AAB	5.353%#	11/14/2042	24,525	26,153,676
Morgan Stanley Capital I 2005-IQ10 A1	4.914%	9/15/2042	184	184,097
Morgan Stanley Capital I 2005-IQ9 A2	4.30%	7/15/2056	46	46,181
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	35,553	38,635,538
Morgan Stanley Capital I 2006-HQ10 A2	5.283%	11/12/2041	5,461	5,542,330
Morgan Stanley Capital I 2006-HQ8 A2	5.374%	3/12/2044	15,588	15,712,474
Morgan Stanley Capital I 2006-IQ11 A2	5.693%	10/15/2042	45,296	46,187,848
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	15,937	16,071,509
Morgan Stanley Capital I 2006-T21 A4	5.162%	10/12/2052	10,450	11,323,204
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	29,880	30,761,372
Morgan Stanley Dean Witter Capital I 2002-IQ2 A4	5.74%	12/15/2035	1,821	1,915,924
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%	3/12/2035	5,971	6,180,016
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%	11/13/2036	421	422,735
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	46,495	48,778,132
Salomon Brothers Mortgage Securities VII, Inc. 2001-C2 A3	6.499%	11/13/2036	5,773	5,997,439
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3	4.865%	3/18/2036	4,390	4,614,897
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	20,000	20,279,430
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	29,931	31,754,774
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	17,665	18,701,990
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	5,881	5,899,236
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	13,910	14,521,933
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	3,850	4,149,224
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	5,075	5,118,515
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%	11/15/2035	5,298	5,293,222
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	6,684	7,046,197
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	2,309	2,308,168
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	20,516	21,221,886
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.374%#	10/15/2044	41,837	46,079,853

Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,699,293,311)				2,777,271,417

PASS-THROUGH AGENCIES 0.00%

Government National Mortgage Assoc.	3.125%#	11/20/2020	9	9,556
Government National Mortgage Assoc.	3.125%#	11/20/2027	6	6,106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
PASS-THROUGH AGENCIES (continued)

Government National Mortgage Assoc.	3.125	%#	12/20/2027	$8	$7,757
Government National Mortgage Assoc.	3.625	%#	9/20/2031	15	15,162
Government National Mortgage Assoc.	4.50	%#	1/20/2018	19	19,416
Government National Mortgage Assoc.	7.00%		4/15/2028	10	11,073
Government National Mortgage Assoc.	10.50%		3/15/2019	8	9,382

Total Pass-Through Agencies (cost $75,409)					78,452

Total Long-Term Investments (cost $9,258,238,850)					9,476,755,999

SHORT-TERM INVESTMENTS 4.08%

	Yield
Government Sponsored Enterprises Security 0.17%

Federal Home Loan Bank (cost $17,000,000)	0.10%		9/1/2010	17,000	17,000,000

Repurchase Agreements 3.91%

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $6,665,000 of Federal Home Loan Bank at 0.25% due 1/28/2011; value: $6,665,000 proceeds: $6,531,531				6,532	6,531,526
Repurchase Agreement dated 8/31/2010, 0.32% due 9/1/2010 with JPMorgan & Chase Co., collateralized by $267,000,000 of Federal National Mortgage Assoc. at 3.10% due 7/28/2025 and $117,740,000 of Federal National Mortgage Assoc. at 4.00% due 4/27/2020; value: $387,482,254; proceeds: $378,759,420				378,757	378,757,000

Total Repurchase Agreements (cost $385,288,526)					385,288,526

Total Short-Term Investments (cost $402,288,526)					402,288,526

Total Investments in Securities 100.28% (cost $9,660,527,376)					9,879,044,525

Liabilities in Excess of Cash and Other Assets(f) (0.28%)					(27,997,828)

Net Assets 100.00%					$9,851,046,697

EUR euro dollar.

GBP British pound.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2010.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at August 31, 2010.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of August 31, 2010.
(f)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on open futures contracts and forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND August 31, 2010

Open Futures Contracts at August 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	December 2010	5,030	Long	$1,102,277,349	$1,548,665
U.S. 2-Year Treasury Note	September 2010	4,063	Long	891,574,563	1,445,796
U.S. 5-Year Treasury Note	September 2010	7,899	Short	(956,334,402)	(23,497,460)

Totals				$1,037,517,510	$(20,502,999)

Open Forward Foreign Currency Exchange Contracts at August 31, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
British pound	Sell	UBS AG	9/15/2010	13,268,262	$19,291,390	$20,347,046	$(1,055,655)
British pound	Sell	UBS AG	9/15/2010	1,175,412	1,778,198	1,802,509	(24,310)
British pound	Sell	UBS AG	9/15/2010	713,315	1,055,756	1,093,877	(38,121)
British pound	Sell	UBS AG	9/15/2010	1,525,161	2,255,470	2,338,854	(83,384)
euro dollar	Sell	Goldman Sachs	9/24/2010	463,500	570,550	587,355	(16,805)
euro dollar	Sell	Goldman Sachs	9/24/2010	928,111	1,148,899	1,176,117	(27,218)
euro dollar	Sell	Goldman Sachs	10/13/2010	3,069,146	3,881,057	3,889,175	(8,118)
euro dollar	Sell	Goldman Sachs	10/13/2010	7,109,640	9,187,219	9,009,229	177,990
euro dollar	Sell	Goldman Sachs	10/22/2010	1,650,000	2,126,322	2,090,830	35,492
euro dollar	Sell	UBS AG	10/29/2010	2,506,593	3,252,229	3,176,247	75,981

Total Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(964,147)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 103.59%

ASSET-BACKED SECURITIES 9.81%

Automobiles 3.88%

Bank of America Auto Trust 2010-2 A2	0.91%	10/15/2012	$8,900	$8,926,991
Capital Auto Receivables Asset Trust 2007-4A A3B	0.976%#	12/15/2011	1,845	1,846,142
Capital Auto Receivables Asset Trust 2008-1 A3B	1.276%#	8/15/2012	2,993	3,002,503
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.126%#	1/15/2013	5,850	5,874,909
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	768	769,080
CarMax Auto Owner Trust 2010-1 A2	0.83%	11/15/2012	4,000	4,004,661
Ford Credit Auto Lease Trust 2009-A A3†	3.71%	1/15/2014	2,000	2,033,747
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	463	466,191
Ford Credit Auto Owner Trust 2007-B A3B	0.616%#	11/15/2011	1,540	1,540,210
Ford Credit Auto Owner Trust 2009-B A2	2.10%	11/15/2011	1,395	1,396,116
Ford Credit Auto Owner Trust 2009-D A2	1.21%	1/15/2012	4,557	4,562,019
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%	5/15/2012	2,317	2,322,035
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%	7/15/2012	2,517	2,523,310
Harley-Davidson Motorcycle Trust 2009-3 A2	0.94%	4/15/2012	4,932	4,933,922
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	1,743	1,745,641
Hyundai Auto Receivables Trust 2009-A A2	1.11%	2/15/2012	5,600	5,609,800
Hyundai Auto Receivables Trust 2010-A A2	0.86%	11/15/2012	7,280	7,296,175
Nissan Auto Lease Trust 2009-A A3	2.92%	12/15/2011	9,585	9,687,044
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%	7/15/2011	891	891,716
Volkswagen Auto Lease Trust 2009-A A3	3.41%	4/16/2012	6,185	6,295,283
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%	5/21/2012	7,800	7,805,973

Total				83,533,468

Credit Cards 3.42%

American Express Credit Account Master Trust 2008-1 A	0.726%#	8/15/2013	3,180	3,184,774
American Express Issuance Trust 2005-1 A	0.306%#	8/15/2011	3,718	3,717,955
American Express Issuance Trust 2007-1 A	0.476%#	9/15/2011	1,965	1,965,344
Bank of America Credit Card Trust 2006-A15	0.276%#	4/15/2014	6,715	6,698,782
Bank of America Credit Card Trust 2007-A2	0.296%#	6/17/2013	5,990	5,987,459
Capital One Multi-Asset Execution Trust 2003-A5	0.566%#	7/15/2013	11,250	11,250,514
Capital One Multi-Asset Execution Trust 2006-A4	0.316%#	12/16/2013	6,500	6,495,850
Chase Issuance Trust 2009-A7	0.726%#	9/17/2012	20,525	20,528,075
Discover Card Master Trust I 2003-4 A2	0.456%#	5/15/2013	6,150	6,150,062
Discover Card Master Trust I 2006-1 A2	0.326%#	8/16/2013	7,500	7,495,561

Total				73,474,376

Home Equity 0.12%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	2,678	2,537,870

Other 2.39%

CenterPoint Energy Transition Bond Co. LLC 2009-1 A2	3.46%	8/15/2019	9,800	10,534,591
Entergy Texas Restoration Fund LLC 2009-A A2	3.65%	8/1/2019	9,250	10,046,588
SLM Student Loan Trust 2006-2 A5	0.608%#	7/25/2025	9,465	9,053,814
SLM Student Loan Trust 2006-3 A3	0.538%#	4/25/2017	985	985,455

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other (continued)

SLM Student Loan Trust 2007-1 A2	0.498%#	1/25/2016	$2,914	$2,913,002
SLM Student Loan Trust 2008-1 A1	0.748%#	7/25/2013	4,069	4,073,508
SLM Student Loan Trust 2008-2 A1	0.798%#	1/25/2015	5,385	5,391,176
SLM Student Loan Trust 2008-3 A3	1.498%#	10/25/2021	4,000	4,056,356
SLM Student Loan Trust 2008-8 A1	0.998%#	10/27/2014	4,316	4,328,168

Total				51,382,658

Total Asset-Backed Securities (cost $209,406,171)				210,928,372

CORPORATE BONDS 36.32%

Apparel 0.14%

Phillips-Van Heusen Corp.	7.75%	11/15/2023	2,800	3,053,235

Auto Parts: Original Equipment 0.15%

Cooper-Standard Automotive, Inc.†	8.50%	5/1/2018	1,000	1,027,500
ITC Holdings Corp.†	5.50%	1/15/2020	1,902	2,111,346

Total				3,138,846

Banks: Diversified 6.54%

Ally Financial, Inc.	1.75%	10/30/2012	7,700	7,872,041
Banco Espirito Santo Investimento de Brasil SA (Brazil)†(a)	5.625%	3/25/2015	800	814,672
Bank of America Corp.	2.10%	4/30/2012	19,350	19,839,632
Bank of America Corp.	5.625%	7/1/2020	8,700	8,979,792
Bank of America Corp.	7.375%	5/15/2014	3,300	3,770,191
Barclays Bank plc (United Kingdom)(a)	6.75%	5/22/2019	3,085	3,653,877
BOM Capital plc (Russia)†(a)	6.699%	3/11/2015	1,830	1,873,371
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%	2/4/2013	3,800	3,882,152
CIT Group, Inc.	7.00%	5/1/2017	3,368	3,183,811
Citigroup, Inc.	8.50%	5/22/2019	3,475	4,255,978
Corp. Andina de Fomento (Venezuela)(a)	3.75%	1/15/2016	700	701,971
Credit Suisse AG (Switzerland)(a)	5.40%	1/14/2020	3,650	3,849,732
Credit Suisse NY	5.30%	8/13/2019	3,845	4,232,391
Discover Bank	8.70%	11/18/2019	1,310	1,549,532
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	5,500	5,564,856
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	1,133	1,221,774
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	5,154	5,329,262
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	5,456	5,750,968
Itau Unibanco Holding SA (Brazil)†(a)	6.20%	4/15/2020	2,100	2,235,246
JPMorgan Chase & Co.	6.30%	4/23/2019	4,041	4,651,858
Kreditanstalt fuer Wiederaufbau (Germany)(a)	2.75%	9/8/2020	5,290	5,252,441
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.50%	3/10/2014	7,740	8,378,983
Morgan Stanley	6.25%	8/28/2017	1,885	2,054,938
Morgan Stanley	6.625%	4/1/2018	4,776	5,256,318
Regions Financial Corp.	5.75%	6/15/2015	887	901,895
Societe Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	19,500	20,915,622
Standard Chartered plc (United Kingdom)†(a)	3.85%	4/27/2015	1,390	1,438,682
VTB Capital SA (Luxembourg)†(a)	6.875%	5/29/2018	1,380	1,445,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Diversified (continued)

Woori Bank (South Korea)†(a)	4.50%	10/7/2015	$1,800	$1,834,729

Total				140,692,265

Banks: Money Center 0.15%

1Malaysia Sukuk Global Berhad (Malaysia)†(a)	3.928%	6/4/2015	1,425	1,503,104
Eurasian Development Bank (Kazakhstan)†(a)	7.375%	9/29/2014	1,600	1,712,000

Total				3,215,104

Biotechnology Research & Production 0.34%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	3,856	4,154,840
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	1,510	1,644,012
FMC Finance III SA (Luxembourg)(a)	6.875%	7/15/2017	1,425	1,492,687

Total				7,291,539

Broadcasting 0.07%

Allbritton Communications Co.	8.00%	5/15/2018	1,153	1,141,470
Salem Communications Corp.	9.625%	12/15/2016	325	340,031

Total				1,481,501

Brokers 0.39%

Raymond James Financial, Inc.	8.60%	8/15/2019	6,908	8,321,722

Building Materials 0.14%

Martin Marietta Materials, Inc.	6.25%	5/1/2037	1,720	1,916,022
Rearden G Holdings EINS GmbH (Germany)†(a)	7.875%	3/30/2020	950	1,003,437

Total				2,919,459

Business Services 0.43%

Expedia, Inc.	7.456%	8/15/2018	3,280	3,624,400
Hillenbrand, Inc.	5.50%	7/15/2020	4,350	4,567,557
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings†	10.25%	12/1/2017	1,070	1,131,525

Total				9,323,482

Chemicals 0.83%

Airgas, Inc.†	7.125%	10/1/2018	5,200	5,739,500
CF Industries, Inc.	7.125%	5/1/2020	754	810,550
Huntsman International LLC	7.875%	11/15/2014	575	582,187
Huntsman International LLC†	8.625%	3/15/2020	60	59,625
Incitec Pivot Finance LLC†	6.00%	12/10/2019	5,205	5,545,542
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	2,765	2,728,234
Phibro Animal Health Corp.†	9.25%	7/1/2018	214	218,815
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	1,400	1,480,440
Towngas China Co., Ltd. (Hong Kong)(a)	8.25%	9/23/2011	735	781,592

Total				17,946,485

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Coal 0.40%

CONSOL Energy, Inc.	7.875%	3/1/2012	$3,885	$4,195,800
Drummond Co., Inc.	7.375%	2/15/2016	4,330	4,357,062

Total				8,552,862

Communications & Media 0.09%

Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	1,950	2,035,312

Communications Technology 0.05%

American Tower Corp.	7.25%	5/15/2019	1,008	1,181,880

Computer Software 0.56%

BMC Software, Inc.	7.25%	6/1/2018	3,515	4,250,714
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	2,845	2,901,900
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	2,000	2,055,000
Intuit, Inc.	5.75%	3/15/2017	1,912	2,164,736
JDA Software Group, Inc.†	8.00%	12/15/2014	725	759,437

Total				12,131,787

Computer Technology 0.09%

EQT Corp.	6.50%	4/1/2018	1,710	1,938,733

Construction/Homebuilding 0.11%

Odebrecht Finance Ltd.†	7.00%	4/21/2020	2,300	2,461,000

Consumer Products 0.04%

Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	741	765,082

Containers 0.27%

Pactiv Corp.	7.95%	12/15/2025	2,631	2,372,946
Sealed Air Corp.†	6.875%	7/15/2033	3,575	3,454,919

Total				5,827,865

Copper 0.04%

Southern Copper Corp.	5.375%	4/16/2020	900	952,526

Data Product, Equipment & Communications 0.03%

Fidelity National Information Services, Inc.†	7.875%	7/15/2020	690	727,950

Diversified 0.22%

BHP Billiton Finance USA Ltd. (Australia)(a)	5.40%	3/29/2017	1,877	2,128,861
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,370	2,535,900

Total				4,664,761

Drugs 0.17%

Valeant Pharmaceuticals International†	7.625%	3/15/2020	420	508,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs (continued)

Valeant Pharmaceuticals International	8.375%	6/15/2016	$2,800	$3,192,000

Total				3,700,200

Electric: Equipment/Components 0.10%

Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	1,905	2,126,847

Electric: Power 2.59%

AES Red Oak LLC	8.54%	11/30/2019	2,296	2,359,425
Black Hills Corp.	6.50%	5/15/2013	3,795	4,138,668
Black Hills Corp.	9.00%	5/15/2014	3,190	3,785,605
CenterPoint Energy Houston Electric LLC	5.75%	1/15/2014	9,050	10,286,863
CenterPoint Energy Houston Electric LLC	7.00%	3/1/2014	3,686	4,371,452
Columbus Southern Power Co.	0.937%#	3/16/2012	2,830	2,833,410
Coso Geothermal Power Holdings†	7.00%	7/15/2026	5,990	5,837,960
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	8.50%	4/22/2015	2,200	2,340,833
Elwood Energy LLC	8.159%	7/5/2026	861	796,321
Entergy Mississippi, Inc.	6.64%	7/1/2019	2,190	2,605,222
Indiantown Cogeneration LP	9.77%	12/15/2020	3,500	3,941,756
Listrindo Capital BV (Netherlands)†(a)	9.25%	1/29/2015	800	883,788
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	1,465	1,589,525
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(a)	11.50%	2/12/2015	775	850,563
Texas-New Mexico Power Co.†	9.50%	4/1/2019	6,811	9,037,502

Total				55,658,893

Electrical Equipment 0.10%

Public Service Co. of New Mexico	7.95%	5/15/2018	928	1,019,920
STATS ChipPAC Ltd. (Singapore)†(a)	7.50%	8/12/2015	1,150	1,201,750

Total				2,221,670

Electrical: Household 0.26%

Legrand France SA (France)(a)	8.50%	2/15/2025	4,495	5,640,834

Electronics: Semi-conductors/Components 0.55%

Agilent Technologies, Inc.	6.50%	11/1/2017	3,731	4,334,254
KLA-Tencor Corp.	6.90%	5/1/2018	6,572	7,580,349

Total				11,914,603

Energy Equipment & Services 0.43%

Cameron International Corp.	6.375%	7/15/2018	4,177	4,693,519
CMS Energy Corp.	8.75%	6/15/2019	1,955	2,301,258
Kazatomprom (Kazakhstan)†(a)	6.25%	5/20/2015	1,500	1,601,250
NRG Energy, Inc.†	8.25%	9/1/2020	543	549,109

Total				9,145,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Fertilizers 0.22%

Potash Corp. of Saskatchewan, Inc. (Canada)(a)	5.25%	5/15/2014	$4,320	$4,813,940

Financial Services 5.30%

Alta Wind Holdings LLC†	7.00%	6/30/2035	2,455	2,616,505
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	1,663	1,762,996
Astoria Depositor Corp.†	8.144%	5/1/2021	2,500	2,475,000
Banco Panamericano SA (Brazil)†(a)	8.50%	4/23/2020	2,700	2,959,875
Bear Stearns Cos. LLC	7.25%	2/1/2018	7,509	9,117,713
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	2,800	2,884,000
Citigroup Funding, Inc.	1.875%	10/22/2012	12,510	12,822,788
Citigroup Funding, Inc.	2.25%	12/10/2012	4,005	4,141,595
EDP Finance BV (Netherlands)†(a)	4.90%	10/1/2019	1,100	1,019,540
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	7,700	7,720,482
EGE Haina Finance Co. (Dominican Republic)†(a)	9.50%	4/26/2017	900	920,250
FMR LLC†	6.45%	11/15/2039	3,000	3,198,843
General Electric Capital Corp.	2.00%	9/28/2012	19,500	20,040,345
General Electric Capital Corp.	6.875%	1/10/2039	14,409	16,922,333
Grupo Papelero Scribe SA de CV (Mexico)†(a)	8.875%	4/7/2020	490	465,500
Itabo Finance SA (Dominican Republic)†(a)	10.875%	10/5/2013	425	443,063
Nomura Holdings, Inc. (Japan)(a)	6.70%	3/4/2020	2,735	3,129,163
Prudential Financial, Inc.	6.625%	6/21/2040	1,640	1,901,987
TD Ameritrade Holding Corp.	5.60%	12/1/2019	3,532	3,918,016
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	1,200	1,335,000
Volkswagen International Finance NV (Netherlands)†(a)	1.625%	8/12/2013	3,130	3,139,230
Waha Aerospace BV (Netherlands)†(a)	3.925%	7/28/2020	1,000	1,026,476
Western Union Co. (The)	6.20%	6/21/2040	3,523	3,986,394
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	3,550	4,166,585
Xstrata Finance Canada Ltd. (Canada)†(a)	5.80%	11/15/2016	1,820	1,991,295

Total				114,104,974

Financial: Miscellaneous 0.33%

Cie de Financement Foncier (France)†(a)	2.125%	4/22/2013	3,100	3,141,661
Crown Castle Towers LLC†	3.214%	8/15/2015	1,200	1,216,464
Ford Motor Credit Co. LLC	5.787%#	6/15/2011	750	764,063
Ford Motor Credit Co. LLC	8.70%	10/1/2014	825	901,572
JBS Finance II Ltd. (Brazil)†(a)	8.25%	1/29/2018	1,000	1,033,750

Total				7,057,510

Food 0.14%

Corporacion Pesquera Inca SAC (Peru)†(a)	9.00%	2/10/2017	850	879,750
TreeHouse Foods, Inc.	7.75%	3/1/2018	1,925	2,040,500

Total				2,920,250

Gaming 0.02%

Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	405	388,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care Products 0.21%

Biogen Idec, Inc.	6.00%	3/1/2013	$400	$437,872
Biogen Idec, Inc.	6.875%	3/1/2018	3,513	4,140,415

Total				4,578,287

Health Care Services 0.14%

Omega Healthcare Investors, Inc.	7.00%	1/15/2016	2,125	2,183,437
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	875	919,844

Total				3,103,281

Hospital Management 0.06%

Universal Health Services, Inc.	7.125%	6/30/2016	1,230	1,316,058

Household Furnishings 0.12%

ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	1,913	1,932,130
Sealy Mattress Co.†	10.875%	4/15/2016	508	568,960

Total				2,501,090

Industrial Products 0.11%

Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	1,998	2,280,028

Insurance 0.96%

Aflac, Inc.	6.45%	8/15/2040	907	955,057
Aflac, Inc.	8.50%	5/15/2019	1,735	2,176,634
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,883	1,939,170
Markel Corp.	7.125%	9/30/2019	5,729	6,583,790
MetLife, Inc.	5.875%	2/6/2041	700	766,293
MetLife, Inc.	6.817%	8/15/2018	3,235	3,861,577
Validus Holdings Ltd.	8.875%	1/26/2040	1,860	2,007,184
Willis North America, Inc.	7.00%	9/29/2019	2,145	2,369,974

Total				20,659,679

Investment Management Companies 0.16%

Lazard Group LLC	7.125%	5/15/2015	3,130	3,376,428

Leasing 0.18%

International Lease Finance Corp.	5.65%	6/1/2014	1,269	1,183,343
International Lease Finance Corp.†	8.625%	9/15/2015	620	625,425
International Lease Finance Corp.†	8.75%	3/15/2017	2,010	2,032,612

Total				3,841,380

Leisure 0.30%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	4,736,276
Seneca Gaming Corp.	7.25%	5/1/2012	1,106	1,081,115
Speedway Motorsports, Inc.	8.75%	6/1/2016	565	600,312

Total				6,417,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lodging 0.19%

Hyatt Hotels Corp.†	6.875%	8/15/2019	$2,640	$2,932,200
Wyndham Worldwide Corp.	7.375%	3/1/2020	1,060	1,123,021

Total				4,055,221

Machinery: Agricultural 0.47%

Lorillard Tobacco Co.	8.125%	6/23/2019	5,289	6,105,209
Lorillard Tobacco Co.	8.125%	5/1/2040	2,703	2,863,715
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	1,100	1,130,800

Total				10,099,724

Machinery: Industrial/Specialty 0.17%

CPM Holdings, Inc.†	10.625%	9/1/2014	1,283	1,392,055
SPX Corp.†	6.875%	9/1/2017	2,120	2,194,200

Total				3,586,255

Machinery: Oil Well Equipment & Services 0.37%

Pride International, Inc.	6.875%	8/15/2020	1,104	1,163,340
Pride International, Inc.	7.375%	7/15/2014	2,495	2,556,327
Pride International, Inc.	8.50%	6/15/2019	3,648	4,149,600

Total				7,869,267

Manufacturing 0.18%

Amsted Industries, Inc.†	8.125%	3/15/2018	1,170	1,212,413
Freedom Group, Inc.†	10.25%	8/1/2015	2,525	2,644,937

Total				3,857,350

Media 0.43%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	1,768	1,838,720
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	4,248	4,688,874
Entravision Communications Corp.†	8.75%	8/1/2017	218	219,090
NET Servicos de Comunicacao SA (Brazil)†(a)	7.50%	1/27/2020	1,400	1,590,750
Rainbow National Services LLC†	10.375%	9/1/2014	789	822,533

Total				9,159,967

Metals & Minerals: Miscellaneous 1.63%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	2,415	2,939,289
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	2,898	3,870,293
CII Carbon LLC†	11.125%	11/15/2015	3,625	3,724,688
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	1,537	1,682,950
Compass Minerals International, Inc.	8.00%	6/1/2019	775	809,875
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	864	960,266
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	6,980	8,568,446
Teck Resources Ltd. (Canada)(a)	10.25%	5/15/2016	2,711	3,280,573
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	7,457	9,279,170

Total				35,115,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Natural Gas 0.62%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	$3,168	$3,952,904
SEMCO Energy, Inc.†	5.15%	4/21/2020	1,675	1,834,113
Source Gas LLC†	5.90%	4/1/2017	3,984	3,983,044
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,490,569
Texas Eastern Transmission LP	7.30%	12/1/2010	2,000	2,030,804

Total				13,291,434

Oil 2.12%

Continental Resources, Inc.†	7.375%	10/1/2020	1,000	1,015,000
Continental Resources, Inc.	8.25%	10/1/2019	2,310	2,474,588
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	2,350	2,493,232
Gaz Capital SA (Luxembourg)†(a)	8.125%	7/31/2014	3,343	3,769,232
Halliburton Co.	6.15%	9/15/2019	713	845,788
Halliburton Co.	6.70%	9/15/2038	1,686	2,105,178
KazMunaiGaz Finance Sub BV (Netherlands)†(a)	7.00%	5/5/2020	1,000	1,075,000
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	1,595	1,690,700
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	925	938,875
Mariner Energy, Inc.	11.75%	6/30/2016	2,108	2,677,160
NAK Naftogaz Ukraine (Ukraine)(a)	9.50%	9/30/2014	1,400	1,543,542
NuStar Logistics LP	4.80%	9/1/2020	1,760	1,789,964
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	3,400	3,531,750
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	1,200	1,369,331
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	1,350	776,250
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	6.00%	5/8/2022	600	606,000
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	375	451,875
QEP Resources, Inc.	6.875%	3/1/2021	3,527	3,694,532
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,500	1,634,435
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	1,800	2,155,469
SEACOR Holdings, Inc.	7.375%	10/1/2019	6,122	6,498,038
Swift Energy Co.	8.875%	1/15/2020	935	963,050
Whiting Petroleum Corp.	7.00%	2/1/2014	1,440	1,497,600

Total				45,596,589

Oil: Crude Producers 0.94%

Cimarex Energy Co.	7.125%	5/1/2017	1,144	1,189,760
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	1,913	2,290,358
Holly Energy Partners LP/Holly Energy Finance Corp.†	8.25%	3/15/2018	1,935	1,997,888
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,849	6,391,403
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	1,000	1,091,571
NGPL PipeCo LLC†	7.119%	12/15/2017	4,214	4,492,507
Plains Exploration & Production Co.	10.00%	3/1/2016	570	627,000
Southwestern Energy Co.	7.50%	2/1/2018	1,820	2,061,150

Total				20,141,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated Domestic 0.82%

El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	$1,000	$1,072,566
National Fuel Gas Co.	6.50%	4/15/2018	1,373	1,540,141
National Fuel Gas Co.	8.75%	5/1/2019	3,452	4,420,403
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	3,400	3,596,931
Questar Pipeline Co.	5.83%	2/1/2018	339	390,229
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,303	5,861,374
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	785	822,288

Total				17,703,932

Paper & Forest Products 0.18%

Georgia-Pacific LLC	8.875%	5/15/2031	1,750	1,951,250
Sino-Forest Corp. (Hong Kong)†(a)	9.125%	8/17/2011	635	666,750
Sino-Forest Corp. (Hong Kong)†(a)	10.25%	7/28/2014	435	492,637
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	765	768,825

Total				3,879,462

Pollution Control 0.06%

Clean Harbors, Inc.	7.625%	8/15/2016	1,152	1,186,560

Railroads 0.28%

Burlington Northern Santa Fe LLC	7.00%	2/1/2014	5,056	5,926,451

Real Estate Investment Trusts 0.46%

Developers Diversified Realty Corp.	7.875%	9/1/2020	1,378	1,404,436
Digital Realty Trust LP†	5.875%	2/1/2020	2,965	3,148,756
Federal Realty Investment Trust	5.90%	4/1/2020	1,915	2,137,682
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	1,493	1,615,940
Tanger Properties LP	6.15%	11/15/2015	1,380	1,536,375

Total				9,843,189

Retail 0.18%

Arcos Dorados BV (Netherlands)†(a)	7.50%	10/1/2019	2,875	3,119,375
QVC, Inc.†	7.50%	10/1/2019	800	820,000

Total				3,939,375

Steel 0.87%

Allegheny Ludlum Corp.	6.95%	12/15/2025	835	856,439
Allegheny Technologies, Inc.	9.375%	6/1/2019	7,231	8,786,222
CSN Resources SA (Brazil)†(a)	6.50%	7/21/2020	2,100	2,199,750
Valmont Industries, Inc.	6.625%	4/20/2020	4,796	4,964,483
Valmont Industries, Inc.	6.875%	5/1/2014	1,775	1,819,375

Total				18,626,269

Storage Facilities 0.12%

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	2,500	2,643,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications 0.94%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	$1,004	$1,019,060
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	1,800	1,971,000
DigitalGlobe, Inc.	10.50%	5/1/2014	5,239	5,749,803
France Telecom SA (France)(a)	7.75%	3/1/2011	2,000	2,070,096
GeoEye, Inc.	9.625%	10/1/2015	585	632,531
Koninklijke KPN NV (Netherlands)(a)	8.00%	10/1/2010	3,160	3,178,391
MTS International Funding Ltd. (Ireland)†(a)	8.625%	6/22/2020	400	455,000
NII Capital Corp.	8.875%	12/15/2019	1,360	1,475,600
Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	900	1,145,250
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	2,350	2,596,750

Total				20,293,481

Telecommunications Equipment 0.19%

Nokia OYJ (Finland)(a)	5.375%	5/15/2019	3,718	4,108,981

Textile Products 0.02%

Mohawk Industries, Inc.	6.50%	1/15/2011	503	510,545

Tobacco 0.41%

Altria Group, Inc.	9.95%	11/10/2038	6,241	8,926,097

Transportation: Miscellaneous 0.53%

Teekay Corp. (Canada)(a)	8.50%	1/15/2020	470	504,075
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	1,100	1,094,500
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	9,550	9,798,119

Total				11,396,694

Utilities: Electrical 0.61%

Calpine Corp.†	7.875%	7/31/2020	838	844,285
IPALCO Enterprises, Inc.†	7.25%	4/1/2016	2,290	2,404,500
IPALCO Enterprises, Inc.	8.625%	11/14/2011	1,865	1,967,575
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	1,600	1,653,843
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,792	1,916,105
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019	700	754,588
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	3,485	3,691,688

Total				13,232,584

Total Corporate Bonds (cost $728,817,601)				781,381,351

FOREIGN BONDS(b) 0.20%

Netherlands 0.11%

Conti-Gummi Finance BV†	8.50%	7/15/2015	EUR 500	675,590
New World Resources NV†	7.875%	5/1/2018	EUR 500	646,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Netherlands (continued)

Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	750	$967,070

Total					2,288,958

Spain 0.07%

INAER Aviation Finance Ltd.†	9.50%	8/1/2017	EUR	1,250	1,532,581

United Kingdom 0.02%

Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	300	476,199

Total Foreign Bonds (cost $4,321,551)					4,297,738

FOREIGN GOVERNMENT OBLIGATIONS 3.38%

Argentina 0.13%

Provincia de Cordoba†(a)	12.375%	8/17/2017		$1,000	1,000,000
Republic of Argentina(a)	8.28%	12/31/2033		2,430	1,876,872

Total					2,876,872

Bahamas 0.10%

Commonwealth of Bahamas†	6.95%	11/20/2029		1,943	2,082,334

Bahrain 0.08%

Kingdom of Bahrain†(a)	5.50%	3/31/2020		1,662	1,753,146

Barbados 0.05%

Barbados Government†(a)	7.00%	8/4/2022		1,125	1,175,285

Bermuda 0.05%

Bermuda Government†	5.603%	7/20/2020		1,080	1,187,325

Brazil 0.33%

Banco Nacional de Desenvolvimento Economico e Social†(a)	5.50%	7/12/2020		1,700	1,840,250
Federal Republic of Brazil(a)	5.625%	1/7/2041		1,850	2,007,250
Federal Republic of Brazil(a)	6.00%	1/17/2017		800	926,000
Federal Republic of Brazil(a)	7.125%	1/20/2037		450	585,000
Federal Republic of Brazil(a)	8.25%	1/20/2034		1,211	1,740,813

Total					7,099,313

Cayman Islands 0.13%

Cayman Islands Government†	5.95%	11/24/2019		2,520	2,740,797

Columbia 0.06%

Republic of Colombia(a)	6.125%	1/18/2041		1,255	1,408,738

Dominican Republic 0.19%

Dominican Republic†(a)	7.50%	5/6/2021		1,450	1,602,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Dominican Republic (continued)

Dominican Republic†(a)	9.04%	1/23/2018	$2,034	$2,389,985

Total				3,992,235

Indonesia 0.19%

Republic of Indonesia†(a)	8.50%	10/12/2035	1,250	1,836,000
Republic of Indonesia†(a)	11.625%	3/4/2019	1,500	2,295,000

Total				4,131,000

Lithuania 0.16%

Republic of Lithuania†(a)	6.75%	1/15/2015	3,075	3,351,415

Mexico 0.18%

United Mexican States(a)	5.875%	2/17/2014	3,096	3,464,424
United Mexican States(a)	5.95%	3/19/2019	400	463,000

Total				3,927,424

Panama 0.07%

Republic of Panama(a)	6.70%	1/26/2036	1,040	1,268,800
Republic of Panama(a)	7.25%	3/15/2015	220	260,260

Total				1,529,060

Peru 0.07%

Republic of Peru(a)	6.55%	3/14/2037	1,250	1,493,750

Poland 0.18%

Republic of Poland(a)	3.875%	7/16/2015	1,000	1,035,138
Republic of Poland(a)	6.375%	7/15/2019	2,325	2,751,751

Total				3,786,889

Russia 1.10%

Russia Eurobonds†(a)	3.625%	4/29/2015	3,110	3,106,112
Russia Eurobonds†(a)	5.00%	4/29/2020	8,800	9,020,000
Russia Eurobonds†(a)	7.50%	3/31/2030	9,664	11,490,116

Total				23,616,228

Turkey 0.08%

Republic of Turkey(a)	11.875%	1/15/2030	964	1,647,235

Ukraine 0.07%

Ukraine Government†(a)	6.58%	11/21/2016	1,500	1,492,500

Venezuela 0.16%

Republic of Venezuela(a)	8.50%	10/8/2014	2,800	2,324,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBEET INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Venezuela (continued)

Republic of Venezuela(a)	9.375%	1/13/2034	$1,844	$1,196,756

Total				3,520,756

Total Foreign Government Obligations (cost $66,108,270)				72,812,302

GOVERNMENT SPONSORED ENTERPRISES BOND 0.54%

Federal Home Loan Mortgage Corp. (cost $11,530,605)	4.75%	11/17/2015	10,030	11,562,915

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.62%

Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	13,610	15,360,314
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	21,400	22,952,290
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	18,100	19,795,335
Federal National Mortgage Assoc. 2005-14 OP	4.50%	10/25/2028	7,466	7,702,128
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	11,500	12,077,878

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $73,285,354)				77,887,945

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 17.60%

Federal Home Loan Mortgage Corp.	3.703%#	12/1/2039	8,887	9,288,339
Federal Home Loan Mortgage Corp.(c)	4.50%	TBA	63,000	66,090,906
Federal Home Loan Mortgage Corp.	4.933%#	7/1/2035	5,031	5,296,891
Federal Home Loan Mortgage Corp.(c)	5.00%	TBA	20,000	21,225,000
Federal Home Loan Mortgage Corp.	5.00%	12/1/2018	20,648	22,104,908
Federal Home Loan Mortgage Corp.	6.00%	3/1/2016 - 4/1/2016	473	509,377
Federal Home Loan Mortgage Corp.(c)	6.00%	TBA	63,400	68,145,110
Federal Home Loan Mortgage Corp.	7.00%	8/1/2032	51	58,106
Federal National Mortgage Assoc.	4.47%#	10/1/2035	4,202	4,404,198
Federal National Mortgage Assoc.	4.91%	4/1/2016	5,612	6,322,820
Federal National Mortgage Assoc.	5.50%	7/1/2034 - 12/1/2036	83,899	90,454,568
Federal National Mortgage Assoc.	5.691%#	10/1/2038	4,228	4,533,892
Federal National Mortgage Assoc.	5.843%#	10/1/2036	2,474	2,630,534
Federal National Mortgage Assoc.	5.856%#	5/1/2036	1,600	1,683,382
Federal National Mortgage Assoc.	5.898%#	8/1/2036	4,225	4,453,281
Federal National Mortgage Assoc.	6.00%#	12/1/2036	4,129	4,381,562
Federal National Mortgage Assoc.(c)	6.00%	TBA	30,000	32,301,570
Federal National Mortgage Assoc.	6.00%	10/1/2038	32,130	34,829,383

Total Government Sponsored Enterprises Pass-Throughs (cost $372,958,547)				378,713,827

MUNICIPAL BONDS 3.78%

Education 0.28%

Los Angeles CA Cmnty College Dist Build America Bds	6.60%	8/1/2042	1,900	2,119,659
Los Angeles CA Cmnty College Dist Build America Bds	6.75%	8/1/2049	1,515	1,713,829
PA Higher Edl Fac Auth Temple Univ Build America Bds	6.291%	4/1/2040	2,000	2,217,960

Total				6,051,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
General Obligation 0.20%

Philadelphia PA Sch Dist Build America Bds	6.765%	6/1/2040	$2,575	$2,743,070
San Antonio TX Build America Bds Ser B	6.038%	8/1/2040	1,370	1,438,473

Total				4,181,543

Health Care 0.13%

CA Infrastr & Econ Dev Bk Build America Bds	6.486%	5/15/2049	2,580	2,874,301

Housing 0.29%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds	6.004%	1/15/2040	1,640	1,853,446
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	3,885	4,443,236

Total				6,296,682

Other Revenue 0.44%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	2,280	2,569,355
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	1,165	1,264,072
FL Atlantic Univ Fin Corp Cap Impt Rev Build America Bds	7.589%	7/1/2037	1,640	1,795,456
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	3,465	3,778,964

Total				9,407,847

Sales Tax 0.49%

New York City NY Transnl Fin Auth Build America Bds	5.508%	8/1/2037	3,085	3,316,468
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	6,734	7,212,249

Total				10,528,717

Transportation 1.18%

Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	7,385	8,204,513
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	610	672,019
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	2,265	2,399,949
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	4,050	4,254,525
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	2,770	3,019,272
OH St Hwy Impt Build America Bds Ser M	4.874%	5/1/2024	1,805	1,934,274
OH St Hwy Impt Build America Bds Ser M	4.944%	5/1/2025	1,105	1,185,477
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	1,794	2,035,490
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	1,480	1,722,024

Total				25,427,543

Utilities 0.77%

East Baton Rouge LA Swr Commn Build America Bds	6.087%	2/1/2045	1,140	1,180,960
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	2,595	2,865,425
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	5,590	5,535,889
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	3,390	3,840,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities (continued)

Sacramento CA Muni Util Dist Build America Bds Ser W	6.156%	5/15/2036	$1,045	$1,112,413
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	1,740	1,964,773

Total				16,500,398

Total Municipal Bonds (cost $74,919,235)				81,268,479

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.54%

Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	2,618	2,730,309
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	3,604	3,644,211
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%	3/11/2041	899	909,178
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	7,465	8,087,527
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	8,072	8,804,892
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	7,385	7,419,087
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	8,338	9,162,983
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	261	263,582
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	3,506	3,505,920
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.296%#	10/12/2042	7,845	8,684,901
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%	6/10/2046	4,800	4,879,459
Credit Suisse Mortgage Capital 2006-C1 A2	5.512%	2/15/2039	7,987	8,310,945
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	12,855	13,432,662
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	7,203	7,624,512
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%	7/15/2037	3,397	3,561,624
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	8/15/2038	5,300	5,746,801
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%	10/14/2022	6,891	7,269,960
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	6,300	6,803,861
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	144	146,062
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	2,936	2,973,088
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.454%#	3/10/2044	642	643,404
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.514%#	3/10/2044	5,915	5,949,649
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.514%#	3/10/2044	7,590	8,316,084
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	4,313	4,570,885
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	4,480	4,552,914
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.659%#	5/10/2040	10,370	11,343,851
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	2,797	2,797,539
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	36	36,114
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	4,371	4,437,693
GS Mortgage Securities Corp. II 2010-C1 A2†	4.592%	8/10/2043	4,400	4,731,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	$2,695		$2,848,621
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	3,900		4,003,218
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	7,725		8,339,715
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%	10/15/2042	398		397,402
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.991%#	6/15/2049	3,700		3,870,997
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%	12/15/2030	3,780		3,941,971
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	25		25,393
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	1,467		1,478,075
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	121		121,361
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	108		108,033
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	7,355		8,004,105
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	4,566		4,682,544
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%	7/12/2038	5,097		5,431,026
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	2,310		2,376,802
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	1,230		1,292,019
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	2,400		2,397,814
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	135		135,601
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	7,395		7,473,200
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	670		669,116
Morgan Stanley Capital I 2005-HQ7 AAB	5.353%#	11/14/2042	5,000		5,332,044
Morgan Stanley Capital I 2005-T19 A2	4.725%	6/12/2047	299		299,203
Morgan Stanley Capital I 2006-HQ8 A2	5.374%	3/12/2044	4,956		4,995,295
Morgan Stanley Capital I 2006-IQ11 A2	5.693%	10/15/2042	7,979		8,136,456
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	4,304		4,339,947
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%	11/13/2036	211		212,136
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	8,000		8,392,839
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	1,540		1,633,836
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	4,538		4,552,331
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	3,825		4,122,281
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	244		243,656
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.374%#	10/15/2044	7,600		8,370,746
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%	12/15/2044	248		248,707

Total Non-Agency Commercial Mortgage-Backed Securities (cost $258,061,547)					269,818,176

PASS-THROUGH AGENCY 0.00%

Government National Mortgage Assoc. (cost $29)	12.00%	8/15/2013	—	(d)	39

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. TREASURY OBLIGATIONS 15.80%

U.S. Treasury Bond	4.375%	5/15/2040	$18,028	$20,802,617
U.S. Treasury Note	0.75%	8/15/2013	7,851	7,862,039
U.S. Treasury Note	1.25%	8/31/2015	19,433	19,351,012
U.S. Treasury Note	1.375%	1/15/2013	68,098	69,380,149
U.S. Treasury Note	1.75%	4/15/2013	40,304	41,481,562
U.S. Treasury Note	2.125%	5/31/2015	59,663	62,045,165
U.S. Treasury Note	2.375%	10/31/2014	81,747	85,987,626
U.S. Treasury Note	2.625%	8/15/2020	5,927	6,003,867
U.S. Treasury Note	3.25%	3/31/2017	8,191	8,908,990
U.S. Treasury Strips	Zero Coupon	11/15/2027	32,080	18,018,085

Total U.S. Treasury Obligations (cost $329,300,494)				339,841,112

Total Long-Term Investments (cost $2,128,709,404)				2,228,512,256

SHORT-TERM INVESTMENTS 4.67%

Repurchase Agreements

Repurchase Agreement dated 8/31/2010, 0.03% due 9/1/2010 with Fixed Income Clearing Corp. collateralized by $255,000 of Federal Home Loan Mortgage Corp. at 0.12% due 1/25/2011; value: $254,681; proceeds: $247,987			248	247,987
Repurchase Agreement dated 8/31/2010, 0.23% due 9/1/2010 with JPMorgan Chase & Co. collateralized by $28,312,000 of Federal Farm Credit Bank at 0.26% due 1/25/2012, $73,850,000 of Federal Home Loan Mortgage Corp. at 0.75% due 7/6/2012; value: $102,254,390; proceeds: $100,200,640			100,200	100,200,000

Total Short-Term Investments (cost $100,447,987)				100,447,987

Total Investments in Securities 108.26% (cost $2,229,157,391)				2,328,960,243

Liabilities in Excess of Other Assets (8.26%)				(177,610,648)

Net Assets 100.00%				$2,151,349,595

EUR euro dollar.

GBP British pound.

#	Variable rate security. The interest rate represents the rate in effect at August 31, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2010

Open Forward Foreign Currency Exchange Contracts at August 31, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
British pound	Sell	UBS AG	9/15/2010	300,000	$436,185	$460,054	$(23,869)
euro dollar	Sell	Goldman Sachs	10/13/2010	495,024	625,977	627,286	(1,309)
euro dollar	Sell	Goldman Sachs	10/13/2010	1,234,313	1,595,003	1,564,102	30,901
euro dollar	Sell	Goldman Sachs	10/22/2010	500,000	644,340	633,585	10,755
euro dollar	Sell	UBS AG	10/29/2010	744,533	966,009	943,440	22,569

Total Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$39,047

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following eleven funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Diversified Income Strategy Fund’s and Floating Rate Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Each of Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Convertible Fund, Core Fixed Income Fund, Floating Rate Fund, High Yield Fund, Income Fund, Short Duration Income Fund and Total Return Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of August 31, 2010, Income Fund, Short Duration Income Fund and Total Return Fund had open forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of August 31, 2010, High Yield Fund, Income Fund and Short Duration Income Fund had open futures contracts.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by each Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Time Deposits-Each Fund is authorized to temporarily invest a substantial amount of its assets in various short-term fixed income securities. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

(j)	Floating Rate Loans-Core Fixed Income Fund, Floating Rate Fund, High Yield Fund, Income Fund, Short Duration Income Fund and Total Return Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of August 31, 2010, the Funds had no unfunded loan commitments.

Notes to Schedule of Investments (unaudited)(continued)

(k)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing each Fund’s investments carried at value:

	Balanced Strategy Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,223,811	$—	$—	$1,223,811
Repurchase Agreement	—	501	—	501

Total	$1,223,811	$501	$—	$1,224,312

	Convertible Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$3,742,641	$—	$—	$3,742,641
Convertible Bonds	—	179,948,480	2,965,261	182,913,741
Convertible Preferred Stocks	44,463,142	18,306,819	—	62,769,961
Corporate Bond	—	—	106	106
Repurchase Agreement	—	9,336,931	—	9,336,931

Total	$48,205,783	$207,592,230	$2,965,367	$258,763,380

	Core Fixed Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$63,506,009	$—	$63,506,009
Corporate Bonds	—	151,894,591	—	151,894,591
Foreign Government Obligations	—	5,767,950	—	5,767,950
Government Sponsored Enterprises Bond	—	3,014,658	—	3,014,658
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	20,329,731	—	20,329,731
Government Sponsored Enterprises Pass-Throughs	—	120,661,544	—	120,661,544
Municipal Bonds	—	21,647,812	—	21,647,812
Non-Agency Commercial Mortgage-Backed Securities	—	72,372,110	—	72,372,110
U.S. Treasury Obligations	—	123,434,973	—	123,434,973
Repurchase Agreements	—	36,203,499	—	36,203,499

Total	$—	$618,832,877	$—	$618,832,877

Notes to Schedule of Investments (unaudited)(continued)

	Diversified Equity Strategy Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$130,108	$—	$—	$130,108
Repurchase Agreement	—	151	—	151

Total	$130,108	$151	$—	$130,259

	Diversified Income Strategy Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$221,422	$—	$—	$221,422
Repurchase Agreement	—	453	—	453

Total	$221,422	$453	$—	$221,875

	Floating Rate Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$157,094,067	$—	$157,094,067
Floating Rate Loans	—	1,845,574,300	61,121,386	1,906,695,686
Repurchase Agreement	—	88,186,000	—	88,186,000
Time Deposit	—	349	—	349

Total	$—	$2,090,854,716	$61,121,386	$2,151,976,102

	Growth & Income Strategy Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$491,871	$—	$—	$491,871
Repurchase Agreement	—	913	—	913

Total	$491,871	$913	$—	$492,784

	High Yield Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$3,725,453	$4,839,152	$—	$8,564,605
Convertible Bonds	—	5,509,281	—	5,509,281
Convertible Preferred Stocks	—	527,713	—	527,713
Floating Rate Loans	—	9,061,489	—	9,061,489
Foreign Government Obligations	—	9,705,543	—	9,705,543
High Yield Corporate Bonds	—	920,886,603	—	920,886,603
Warrants	—	194,122	—	194,122
Repurchase Agreement	—	33,736,456	—	33,736,456

Total	$3,725,453	$984,460,359	$—	$988,185,812

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(1,244,356)	—	—	(1,244,356)

Total	$(1,244,356)	$—	$—	$(1,244,356)

Notes to Schedule of Investments (unaudited)(continued)

	Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$21,745,522	$—	$21,745,522
Corporate Bonds	—	761,054,278	—	761,054,278
Floating Rate Loans	—	2,981,353	—	2,981,353
Foreign Bonds	—	4,193,065	—	4,193,065
Foreign Government Obligations	—	10,674,877	—	10,674,877
Government Sponsored Enterprises Bond	—	5,130,107	—	5,130,107
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	30,186,617	—	30,186,617
Government Sponsored Enterprises Pass-Through	—	4,046,899	—	4,046,899
Municipal Bonds	—	33,661,893	—	33,661,893
Non-Agency Commercial Mortgage-Backed Securities	—	59,733,901	—	59,733,901
Repurchase Agreements	—	20,159,011	—	20,159,011

Total	$—	$953,567,523	$—	$953,567,523

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,275,304	$—	$1,275,304
Liabilities	—	(586,031)	—	(586,031)
Futures Contracts
Assets	78,582	—	—	78,582
Liabilities	(1,079,023)	—	—	(1,079,023)

Total	$(1,000,441)	$689,273	$—	$(311,168)

	Short Duration Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,012,720,165	$—	$1,012,720,165
Corporate Bonds	—	4,776,779,211	—	4,776,779,211
Floating Rate Loans	—	73,582,023	—	73,582,023
Foreign Bonds	—	46,242,840	—	46,242,840
Foreign Government Obligations	—	52,250,723	—	52,250,723
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	332,684,334	—	332,684,334
Government Sponsored Enterprises Pass-Throughs	—	368,520,872	—	368,520,872
Municipal Bonds	—	36,625,962	—	36,625,962
Non-Agency Commercial Mortgage-Backed Securities	—	2,777,271,417	—	2,777,271,417
Pass-Through Agencies	—	78,452	—	78,452
Government Sponsored Enterprises Security	—	17,000,000	—	17,000,000
Repurchase Agreements	—	385,288,526	—	385,288,526

Total	$—	$9,879,044,525	$—	$9,879,044,525

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$289,464	$—	$289,464
Liabilities	—	(1,253,611)	—	(1,253,611)
Futures Contracts	—	—	—	—
Assets	2,994,461	—	—	2,994,461
Liabilities	(23,497,460)	—	—	(23,497,460)

Total	$(20,502,999)	$(964,147)	$—	$(21,467,146)

Notes to Schedule of Investments (unaudited)(continued)

	Total Return Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$210,928,372	$—	$210,928,372
Corporate Bonds	—	781,381,351	—	781,381,351
Foreign Bonds	—	4,297,738	—	4,297,738
Foreign Government Obligations	—	72,812,302	—	72,812,302
Government Sponsored Enterprises Bond	—	11,562,915	—	11,562,915
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	77,887,945	—	77,887,945
Government Sponsored Enterprises Pass-Throughs	—	378,713,827	—	378,713,827
Municipal Bonds	—	81,268,479	—	81,268,479
Non-Agency Commercial Mortgage-Backed Securities	—	269,818,176	—	269,818,176
Pass-Through Agency	—	39	—	39
U.S. Treasury Obligations	—	339,841,112	—	339,841,112
Repurchase Agreements	—	100,447,987	—	100,447,987

Total	$—	$2,328,960,243	$—	$2,328,960,243

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$64,225	$—	$64,225
Liabilities	—	(25,178)	—	(25,178)

Total	$—	$39,047	$—	$39,047

* See Schedule of Investments for values in each industry.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Fund	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment Type	Convertible Bonds	Floating Rate Loans	Common Stocks
Balance as of December 1, 2009	$2,422,500	$10,508,563	$1,956,034
Accrued discounts/premiums	713,728	138,572	—
Realized gain (loss)	—	23,188	—
Change in unrealized appreciation/depreciation	(2,102,667)	72,294	—
Net purchase (sales)	63,750	48,665,464	—
Net transfers in or out of Level 3	1,867,950	1,713,305	(1,956,034)

Balance as of August 31, 2010	$2,965,261	$61,121,386	$—

Investment Type	Corporate Bonds
Balance as of December 1, 2009	$850,936
Accrued discounts/premiums	(15,960)
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(860,656)
Net purchase (sales)	25,786
Net transfers in or out of Level 3	—

Balance as of August 31, 2010	$106

Notes to Schedule of Investments (unaudited)(continued)

	Income Fund	Short Duration Income Fund
Investment Type	Floating Rate Loans	Floating Rate Loans
Balance as of December 1, 2009	$401,375	$401,375
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchase (sales)	—	—
Net transfers in or out of Level 3	(401,375)	(401,375)

Balance as of August 31, 2010	$—	$—

(l)	Disclosures about Derivative Instruments and Hedging Activities-Income Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts during the period ended August 31, 2010 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Funds’ use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Funds’ risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

High Yield Fund, Income Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts during the period ended August 31, 2010 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since these futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of August 31, 2010, the High Yield Fund, Income Fund, Short Duration Income Fund and Total Return Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	High Yield Fund		Income Fund
Asset Derivatives	Interest Rate Contracts	Fair Value	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value
Futures Contracts	$—	$—	$78,582	$—	$78,582
Forward Foreign Currency Exchange Contracts	$—	$—	$—	$1,275,304	$1,275,304

Total	$—	$—	$78,582	$1,275,304	$1,353,886

Liability Derivatives
Futures Contracts	$1,244,356	$1,244,356	$1,079,023	$—	$1,079,023
Forward Foreign Currency Exchange Contracts	$—	$—	$—	$586,031	$586,031

Total	$1,244,356	$1,244,356	$1,079,023	$586,031	$1,665,054

	Short Duration Income Fund			Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value	Foreign Currency Exchange Contracts	Fair Value
Futures Contracts	$2,994,461	$—	$2,994,461	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$289,464	$289,464	$64,225	$64,225

Total	$2,994,461	$289,464	$3,283,925	$64,225	$64,225

Liability Derivatives
Futures Contracts	$23,497,460	$—	$23,497,460	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$1,253,611	$1,253,611	$25,178	$25,178

Total	$23,497,460	$1,253,611	$24,751,071	$25,178	$25,178

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL TAX INFORMATION

As of August 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,364,169,356	$251,431,999	$596,356,047
Gross unrealized gain	—	18,294,549	22,691,523
Gross unrealized loss	(139,857,483)	(10,963,168)	(214,693)

Net unrealized security gain (loss)	$(139,857,483)	$7,331,381	$22,476,830

	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Floating Rate Fund
Tax cost	$138,613,557	$224,448,702	$2,148,558,894
Gross unrealized gain	2,699,877	4,080,502	20,221,129
Gross unrealized loss	(11,053,958)	(6,653,810)	(16,803,921)

Net unrealized security gain (loss)	$(8,354,081)	$(2,573,308)	$3,417,208

	Growth & Income Strategy Fund	High Yield Fund	Income Fund
Tax cost	$563,360,271	$952,969,830	$884,697,238
Gross unrealized gain	3,592,650	52,358,963	69,884,501
Gross unrealized loss	(74,169,074)	(17,142,981)	(1,014,216)

Net unrealized security gain (loss)	$(70,576,424)	$35,215,982	$68,870,285

	Short Duration Income Fund	Total Return Fund
Tax cost	$9,663,456,890	$2,231,619,334
Gross unrealized gain	224,954,237	98,415,968
Gross unrealized loss	(9,366,602)	(1,075,059)

Net unrealized security gain	$215,587,635	$97,340,909

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions received, amortization of premium and wash sales.

Notes to Schedule of Investments (unaudited)(continued)

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended August 31, 2010:

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2010	Value at 8/31/2010	Net Realized Gain (Loss) 12/1/2009 to 8/31/2010	Dividend Income 12/1/2009 to 8/31/2010
Lord Abbett Affiliated Fund, Inc. - Class I	24,952,854	440,009	(4,529,439)	20,863,424	$198,619,800	$(10,551,767)	$1,796,052
Lord Abbett Bond Debenture Fund, Inc. - Class I	23,907,583	1,506,629	(1,538,376)	23,875,836	177,874,975	(421,811)	8,649,480
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	22,249,111	720,943	(2,936,130)	20,033,924	207,751,792	(10,376,099)	5,343,587
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	5,135,656	739,215	(136,854)	5,738,017	138,343,591	99,620	1,223,313
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I	—	3,892,081	(97,797)	3,794,284	24,966,389	(16,625)	439,232
Lord Abbett Investment Trust - Floating Rate Fund - Class I	2,661,311	4,505,307	(109,196)	7,057,422	64,857,711	86,520 (a)	2,252,417
Lord Abbett Investment Trust - High Yield Fund - Class I	25,758,302	1,883,188	(2,200,929)	25,440,561	191,567,424	(1,632,195)	12,726,314
Lord Abbett Securities Trust -International Core Equity Fund - Class I	6,628,547	93,577	(922,385)	5,799,739	61,709,219	(4,216,262)	737,700
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	20,220,573	1,920,181	(1,335,455)	20,805,299	158,120,274	(2,852,530)	5,953,761

Total					$1,223,811,175	$(29,881,149)	$39,121,856

(a)	Includes $182,528 of distributed capital gains.

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2010	Value at 8/31/2010	Net Realized Gain (Loss) 12/1/2009 to 8/31/2010	Dividend Income 12/1/2009 to 8/31/2010
Lord Abbett Affiliated Fund, Inc. - Class I	1,899,820	235,139	(92,452)	2,042,507	$19,444,671	$(490,159)	$161,430
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	990,661	126,388	(47,807)	1,069,242	25,779,416	(238,847)	238,492
Lord Abbett Developing Growth Fund, Inc. - Class I	418,164	7,866	(30,595)	395,435	6,623,536	(115,163)	—
Lord Abbett Securities Trust -Fundamental Equity Fund - Class I	1,215,754	73,384	(72,080)	1,217,058	12,791,277	(172,137)	—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	717,707	42,342	(48,527)	711,522	12,764,698	(311,530)	—

Notes to Schedule of Investments (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2010	Value at 8/31/2010	Net Realized Gain (Loss) 12/1/2009 to 8/31/2010	Dividend Income 12/1/2009 to 8/31/2010
Lord Abbett Securities Trust - International Core Equity Fund - Class I	1,302,756	378,703	(177,606)	1,503,853	$16,000,995	$(839,808)	$150,029
Lord Abbett Securities Trust - International Opportunities Fund -Class I	912,233	168,238	(113,536)	966,935	10,858,681	(741,334)	—
Lord Abbett Stock Appreciation Fund - Class I	2,561,225	189,081	(91,721)	2,658,585	12,894,139	(49,622)	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,049,673	53,164	(87,067)	1,015,770	12,951,073	25,469	—

Total					$130,108,486	$(2,933,131)	$549,951

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2010	Value at 8/31/2010	Net Realized Gain (Loss) 12/1/2009 to 8/31/2010	Dividend Income 12/1/2009 to 8/31/2010
Lord Abbett Affiliated Fund, Inc. - Class I	370,078	30,829	(400,907)	—	$—	$23,662	$8,675
Lord Abbett Bond Debenture Fund, Inc. - Class I	2,799,948	1,216,931	(10,311)	4,006,568	29,848,929	(5,259)	1,192,218
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	3,866,261	1,739,982	(316,204)	5,290,039	54,857,708	(602,466)	1,102,381
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I	—	692,089	(653)	691,436	4,549,352	13	65,993
Lord Abbett Investment Trust - Floating Rate Fund - Class I	339,430	742,376	(4,897)	1,076,909	9,896,797	19,013 (a)	305,993
Lord Abbett Investment Trust - High Yield Fund - Class I	8,243,192	3,711,716	(129,799)	11,825,109	89,043,069	(69,151)	4,872,816
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	878,690	618,151	(32,217)	1,464,624	11,131,141	(41,291)	321,531
Lord Abbett Investment Trust - Total Return Fund - Class I	1,353,397	597,950	(8,033)	1,943,314	22,095,484	151,005 (b)	581,977

Total					$221,422,480	$(524,474)	$8,451,584

(a)	Includes $22,979 of distributed capital gains.
(b)	Includes $145,177 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(concluded)

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2010	Value at 8/31/2010	Net Realized Gain (Loss) 12/1/2009 to 8/31/2010	Dividend Income 12/1/2009 to 8/31/2010
Lord Abbett Affiliated Fund, Inc. - Class I	4,432,975	575,769	(942,307)	4,066,437	$38,712,477	$(5,584,484)	$326,578
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	3,462,858	287,846	—	3,750,704	38,894,800	—	926,536
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	2,620,773	454,280	(35,812)	3,039,241	73,276,093	(12,562)	627,323
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I	—	1,539,270	—	1,539,270	10,128,398	—	170,900
Lord Abbett Investment Trust - Floating Rate Fund - Class I	996,372	1,309,664	—	2,306,036	21,192,468	67,454 (a)	740,605
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	4,334,523	262,166	(52,154)	4,544,535	47,763,059	(116,989)	—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	1,026,033	44,216	(29,326)	1,040,923	18,674,164	(37,074)	—
Lord Abbett Investment Trust - High Yield Fund - Class I	11,637,731	1,763,884	(728,728)	12,672,887	95,426,842	(394,633)	6,099,016
Lord Abbett Securities Trust -International Core Equity Fund - Class I	5,733,644	1,117,314	(810,440)	6,040,518	64,271,116	(2,110,698)	644,927
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	2,625,884	530,958	—	3,156,842	23,992,001	—	837,690
Lord Abbett Securities Trust - International Opportunities Fund - Class I	2,058,229	157,335	—	2,215,564	24,880,782	—	—
Lord Abbett Stock Appreciation Fund - Class I	2,200,281	123,911	—	2,324,192	11,272,330	—	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,823,964	37,912	(27,690)	1,834,186	23,385,867	(12,374)	—

Total					$491,870,397	$(8,201,360)	$10,373,575

(a)	Amount represents distributed capital gains.

Investments in Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in Underlying Funds managed by Lord Abbett. As of August 31, 2010, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	16.23%
Lord Abbett Bond Debenture Fund, Inc. - Class I	14.54%
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	16.98%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	11.30%
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I	2.04%
Lord Abbett Investment Trust - Floating Rate Fund - Class I	5.30%
Lord Abbett Investment Trust - High Yield Fund - Class I	15.65%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	5.04%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	12.92%

Diversified Equity Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	14.95%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	19.81%
Lord Abbett Developing Growth Fund, Inc - Class I	5.09%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	9.83%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	9.81%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	12.30%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	8.35%
Lord Abbett Stock Appreciation Fund - Class I	9.91%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	9.95%

Diversified Income Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Bond Debenture Fund, Inc. - Class I	13.48%
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	24.78%
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I	2.05%
Lord Abbett Investment Trust - Floating Rate Fund - Class I	4.47%
Lord Abbett Investment Trust - High Yield Fund - Class I	40.21%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	5.03%
Lord Abbett Investment Trust - Total Return Fund - Class I	9.98%

Growth & Income Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	7.87%
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I	7.91%
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I	14.90%
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I	2.06%
Lord Abbett Investment Trust - Floating Rate Fund - Class I	4.31%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	9.71%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	3.79%
Lord Abbett Investment Trust - High Yield Fund - Class I	19.40%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	13.07%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	4.88%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	5.06%
Lord Abbett Stock Appreciation Fund - Class I	2.29%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	4.75%

Investments In Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of August 31, 2010, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.44%
Bank of America Corp.	3.18%
Wells Fargo & Co.	2.83%
Goldman Sachs Group, Inc. (The)	2.71%
Chevron Corp.	2.56%
Pfizer, Inc.	2.48%
AT&T, Inc.	2.22%
Merck & Co., Inc.	2.09%
General Electric Co.	1.84%
Hess Corp.	1.77%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.62%
Consumer Staples	7.25%
Energy	13.84%
Financials	25.43%
Health Care	11.71%
Industrials	7.56%
Information Technology	6.78%
Materials	8.30%
Telecommunication Services	4.25%
Utilities	1.52%
Short-Term Investment	2.74%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Cit Group, Inc., 7.00%, 5/1/2016	0.82%
Charter Communications, Inc. Class A	0.67%
Crown Cork & Seal Co., Inc., 7.375%, 5/15/2026	0.58%
Teck Resources Ltd., 10.75%, 5/15/2019	0.58%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/2017	0.56%
SBA Communications Corp., 4.00%, 10/1/2014	0.56%
Sprint Capital Corp., 6.90%, 5/1/2019	0.55%
Angel Lux Common SA, 8.875%, 5/1/2016	0.53%
Bank of America Corp., 7.25%, 12/31/2049	0.52%
SunGuard Data Systems, Inc., 10.25% 8/15/2015	0.51%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.28%
Automotive	3.44%
Banking	4.94%
Basic Industry	9.74%
Capital Goods	9.17%
Consumer Cyclical	4.91%
Consumer Non-Cyclical	2.98%
Energy	11.79%
Financial Services	4.00%
Health Care	8.60%
Insurance	2.06%
Local-Authority	0.39%
Media	7.19%
Municipal	0.08%
Real Estate	0.88%
Services	10.69%
Technology & Electronics	7.10%
Telecommunications	7.65%
Utility	3.59%
Short-Term Investment	0.52%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Capital Structure Fund

Ten Largest Holdings	% of Investments
Chevron Corp.	2.03%
ConocoPhillips	1.47%
JPMorgan Chase & Co.	1.42%
Microsoft Corp.	1.28%
Exxon Mobil Corp.	1.23%
Apple, Inc.	1.14%
H.J. Heinz Co.	1.08%
Mylan, Inc.	1.07%
AT&T, Inc.	1.06%
Pfizer, Inc.	1.00%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.37%
Consumer Staples	8.39%
Energy	11.25%
Financials	13.36%
Health Care	12.89%
Industrials	11.43%
Information Technology	13.32%
Materials	5.87%
Telecommunication Services	5.97%
Utilities	3.83%
Short-Term Investment	0.32%

Total	100.00%

* A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	3.27%
Bank of America Corp.	2.17%
JPMorgan Chase & Co.	2.13%
Schlumberger Ltd.	2.01%
Goldman Sachs Group, Inc. (The)	1.92%
Microsoft Corp.	1.87%
Google, Inc. Class A	1.85%
Marriott International, Inc. Class A	1.67%
Exxon Mobil Corp.	1.58%
Procter & Gamble Co. (The)	1.57%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.31%
Consumer Staples	6.81%
Energy	10.45%
Financials	17.77%
Health Care	10.76%
Industrials	8.07%
Information Technology	19.73%
Materials	8.21%
Telecommunication Services	1.48%
Utilities	1.39%
Short-Term Investment	3.02%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Netezza Corp.	2.05%
Aruba Networks, Inc.	1.88%
EnerNOC, Inc.	1.85%
VanceInfo Technologies, Inc. ADR	1.66%
Acme Packet, Inc.	1.57%
OpenTable, Inc.	1.55%
VeriFone Systems, Inc.	1.47%
Salix Pharmaceuticals Ltd.	1.46%
Renesola Ltd. ADR	1.45%
Trina Solar Ltd. ADR	1.45%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.54%
Energy	2.77%
Financials	7.73%
Health Care	16.40%
Industrials	13.85%
Information Technology	38.62%
Materials	3.69%
Short-Term Investment	1.40%

Total	100.00%

* A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Developing Local Markets Fund

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 11/3/2010	4.65%
Poland Government Bond, 6.00%, 11/24/2010	2.39%
Citigroup Funding, Inc., 1.875%, 10/22/2012	1.38%
Hungary Government Bond, 6.75%, 10/12/2010	1.37%
Vodafone Group plc, 0.8771%, 6/15/2011	1.29%
General Electric Capital Corp., 0.552%, 9/15/2014	1.23%
Bank of America Corp., 2.10%, 4/30/2012	1.23%
Capital One Multi-Asset Execution Trust 2003-A5, 0.64%, 7/15/2013	1.04%
Hungary Government Bond, 7.50%, 2/12/2011	0.99%
Southern Co., 0.705%, 10/21/2011	0.96%

Holdings by Sector*	% of Investments
Agency	7.01%
Asset Backed	13.18%
Banking	5.02%
Basic Industry	0.94%
Commercial Mortgage Backed	32.17%
Consumer Cyclical	0.51%
Consumer Non-Cyclical	2.42%
Energy	4.99%
Financial Services	12.82%
Government Guaranteed	0.77%
Health Care	1.17%
Insurance	0.86%
Mortgage Backed	3.56%
Real Estate	1.04%
Services	1.74%
Technology & Electronics	0.61%
Telecommunications	3.28%
Utility	6.61%
Short-Term Investments	1.30%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
American General Finance Corp. Term Loan B, 7.25%, 4/21/2015	1.31%
Ford Motor Co. Term Loan B1, 3.03%, 12/16/2013	1.10%
International Lease Finance Corp. Term Loan B1, 6.75%, 3/17/2015	1.07%
Bucyrus International, Inc. Term Loan, 4.05%, 2/19/2016	1.06%
Univision Communications, Inc. Initial Term Loan, 2.51%, 9/29/2014	1.03%
DynCorp International LLC Term Loan B, 6.25%, 7/5/2016	0.95%
Lamar Media Corp., 7.875%, 4/15/2018	0.93%
Cincinnati Bell, Inc., 8.75%, 3/15/2018	0.91%
Fidelity National Information Solutions, Inc. Term Loan B, 5.25%, 7/18/2016	0.89%
Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B, 6.75%, 2/22/2016	0.87%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Aerospace	1.97%
Chemicals	4.46%
Consumer Non-Durables	2.24%
Energy	0.95%
Financial	6.84%
Food/Tobacco	3.51%
Forest Products/Containers	3.16%
Gaming/Leisure	3.82%
Healthcare	9.90%
Housing	2.81%
Information Technology	3.96%
Manufacturing	4.27%
Media/Telecommunications	20.76%
Metals/Minerals	1.05%
Retail	5.40%
Service	12.38%
Transportation	5.84%
Utility	2.58%
Short-Term Investments	4.10%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	4.83%
Amgen, Inc.	2.61%
Barrick Gold Corp.	2.56%
Omnicom Group, Inc.	2.17%
VeriFone Systems, Inc.	2.08%
WABCO Holdings, Inc.	2.07%
Archer Daniels Midland Co.	2.05%
Air Products & Chemicals, Inc.	1.99%
El Paso Corp.	1.78%
Goldman Sachs Group, Inc. (The)	1.75%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.30%
Consumer Staples	2.60%
Energy	14.92%
Financials	21.63%
Health Care	13.75%
Industrials	11.96%
Information Technology	12.38%
Materials	9.55%
Utilities	2.51%
Short-Term Investment	1.40%

Total	100.00%

* A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
NetApp, Inc.	1.95%
Akamai Technologies, Inc.	1.62%
Crown Castle International Corp.	1.42%
CB Richard Ellis Group, Inc. Class A	1.38%
C.H. Robinson Worldwide, Inc.	1.38%
Marriott International, Inc. Class A	1.37%
T. Rowe Price Group, Inc.	1.33%
Alexion Pharmaceuticals, Inc.	1.33%
Analog Devices, Inc.	1.31%
priceline.com, Inc.	1.31%

Holdings by Sector*	% of Investments
Consumer Discretionary	21.92%
Consumer Staples	2.72%
Energy	5.89%
Financials	9.66%
Health Care	11.99%
Industrials	12.48%
Information Technology	25.99%
Materials	7.57%
Telecommunication Services	1.42%
Short-Term Investment	0.36%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Nextel Communications, Inc., 6.875%, 10/31/2013	1.72%
Wind Acquisition Finance SA, 12.00%, 12/1/2015	1.61%
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	1.47%
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/2016	1.28%
Nielsen Finance LLC/Nielsen Finance Co., Zero Coupon, 8/1/2016	1.26%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	1.21%
Angel Lux Common SA, 8.875%, 5/1/2016	1.19%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	1.14%
HCA, Inc., 9.125%, 11/15/2014	1.07%
El Paso Corp. 8.05%, 10/15/2030	1.04%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.00%
Automotive	6.04%
Banking	1.52%
Basic Industry	7.62%
Capital Goods	5.73%
Consumer Cyclical	4.34%
Consumer Non-Cyclical	2.58%
Energy	7.12%
Financial Services	4.93%
Foreign Government	0.98%
Healthcare	6.57%
Insurance	3.64%
Media	11.36%
Real Estate	1.01%
Services	16.09%
Technology & Electronics	5.68%
Telecommunications	10.10%
Utility	1.28%
Short-Term Investment	3.41%

Total	100.00%

* A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	2.48%
Teva Pharmaceutical Industries Ltd. ADR	1.90%
Vodafone Group plc	1.82%
Barclays plc	1.78%
UniCredit SpA	1.73%
Nestle SA Registered Shares	1.70%
Bridgestone Corp.	1.62%
Hyundai Mobis	1.62%
DBS Group Holdings Ltd.	1.58%
Fresenius SE	1.57%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.51%
Consumer Staples	12.04%
Energy	7.14%
Financials	20.94%
Health Care	8.52%
Industrials	11.48%
Information Technology	6.55%
Materials	6.35%
Telecommunication Services	7.28%
Utilities	4.75%
Short-Term Investment	3.44%

Total	100.00%

* A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Vodafone Group plc	1.90%
Turk Telekomunikasyon AS	1.69%
National Grid Plc	1.69%
GlaxoSmithKline plc	1.67%
British American Tobacco plc	1.65%
Deutsche Post AG Registered Shares	1.64%
Deutsche Telekom AG Registered Shares	1.57%
Oesterreichische Post AG	1.53%
HSBC Holdings plc	1.52%
Sumitomo Corp.	1.49%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.61%
Consumer Staples	8.57%
Energy	6.61%
Financials	25.42%
Health Care	4.68%
Industrials	11.69%
Information Technology	5.54%
Materials	4.15%
Telecommunication Services	9.35%
Utilities	10.36%
Short-Term Investment	4.02%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Metropolitan Bank & Trust Co.	1.69%
Schroders plc	1.65%
Dufy Group Registered Shares	1.64%
Megaworld Corp.	1.64%
PT Bank Negara Indonesia (Persero) Tbk	1.63%
FP Corp.	1.58%
Symrise GmbH & Co. AG	1.53%
Prosegur Compania de Serguridad SA Registered Shares	1.52%
Rheinmetall AG	1.50%
Equinox Minerals Ltd.	1.48%

Holdings by Sector*	% of Investments
Consumer Discretionary	23.07%
Consumer Staples	10.15%
Energy	4.68%
Financials	15.20%
Health Care	5.23%
Industrials	16.32%
Information Technology	7.79%
Materials	8.12%
Telecommunication Services	0.72%
Utilities	5.78%
Short-Term Investment	2.94%

Total	100.00%

* A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Stock Appreciation Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	6.07%
Cisco Systems, Inc.	3.00%
Google, Inc. Class A	2.21%
Target Corp.	2.04%
Exxon Mobil Corp.	1.73%
PepsiCo, Inc.	1.67%
Hewlett-Packard Co.	1.54%
Abbott Laboratories	1.54%
Amazon.com, Inc.	1.35%
Union Pacific Corp.	1.33%

Holdings by Sector*	% of Investments
Consumer Discretionary	18.93%
Consumer Staples	5.17%
Energy	8.48%
Financials	7.06%
Health Care	9.75%
Industrials	12.53%
Information Technology	30.48%
Materials	6.56%
Telecommunication Services	0.94%
Short-Term Investment	0.10%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.375%, 10/31/2014	3.69%
U.S. Treasury Note, 1.375%, 1/15/2013	2.98%
Federal Home Loan Mortgage Corp., 6.00%, TBA	2.93%
Federal Home Loan Mortgage Corp. 4.50%, TBA	2.84%
U.S. Treasury Note. 2.125%, 5/31/2015	2.66%
U.S. Treasury Note, 1.75%, 4/15/2013	1.78%
Federal National Mortgage Assoc. 6.00%, 10/1/2038	1.50%
Federal National Mortgage Assoc. 6.00%, TBA	1.39%
Federal Home Loan Mortgage Corp. K004 A2, 4.186%, 8/25/2019	0.99%
Federal Home Loan Mortgage Corp. 5.00%, 12/1/2018	0.95%

Investments In Underlying Funds (unaudited)(concluded)

Credit Rating	% of Investments
AAA	46.32%
AA+	1.68%
AA	1.06%
AA-	1.08%
A+	1.77%
A	2.10%
A-	3.56%
BBB+	5.39%
BBB	4.64%
BBB-	6.12%
BB+	1.85%
BB	1.52%
BB-	1.62%
B+	1.24%
B	0.68%
B-	0.47%
U.S. Treasury	14.59%
Short-Term Investments	4.31%

Total	100.00%

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Interpublic Group of Cos., Inc. (The)	2.15%
Albemarle Corp.	1.88%
Sapient Corp.	1.80%
Fortune Brands, Inc.	1.78%
Lazard Ltd. Class A	1.71%
PartnerRe Ltd.	1.71%
Watson Pharmaceuticals, Inc.	1.71%
PerkinElmer, Inc.	1.70%
Fiserv, Inc.	1.64%
Regis Corp.	1.62%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.27%
Consumer Staples	2.03%
Energy	6.66%
Financials	16.52%
Health Care	7.38%
Industrials	22.28%
Information Technology	15.91%
Materials	8.27%
Utilities	3.92%
Short-Term Investment	5.76%

Total	100.00%

* A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 25, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: October 25, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 25, 2010